Quarterly Holdings Report
for

Fidelity® Total Market Index Fund

November 30, 2020

STI-QTLY-0121
1.810711.116

Schedule of Investments November 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
COMMUNICATION SERVICES - 9.9%
Diversified Telecommunication Services - 1.4%
Alaska Communication Systems Group, Inc.	95,774	$293,068
AT&T, Inc.	10,521,106	302,481,798
ATN International, Inc.	16,985	831,246
Bandwidth, Inc. (a)(b)	32,655	4,956,376
CenturyLink, Inc.	1,461,021	15,267,669
Cincinnati Bell, Inc. (a)	83,774	1,274,203
Cogent Communications Group, Inc.	62,747	3,648,111
Consolidated Communications Holdings, Inc. (a)	109,987	615,927
GCI Liberty, Inc. (a)	147,901	13,476,739
Globalstar, Inc. (a)	1,067,098	343,926
IDT Corp. Class B (a)	31,569	376,302
Iridium Communications, Inc. (a)(b)	185,216	5,943,581
Liberty Global PLC:
Class A (a)	196,087	4,415,879
Class C (a)	570,032	12,335,492
Liberty Latin America Ltd.:
Class A (a)	54,620	619,937
Class C (a)(b)	262,995	2,974,473
Ooma, Inc. (a)	26,417	412,369
ORBCOMM, Inc. (a)	115,630	661,404
PDVWireless, Inc. (a)	16,847	504,231
Verizon Communications, Inc.	6,116,831	369,517,761
Vonage Holdings Corp. (a)	341,900	4,396,834
		745,347,326
Entertainment - 1.8%
Activision Blizzard, Inc.	1,140,135	90,617,930
AMC Entertainment Holdings, Inc. Class A (b)	80,472	343,615
Ballantyne of Omaha, Inc. (a)	12,668	23,309
Chicken Soup For The Soul Entertainment, Inc. (a)	3,642	62,642
Cinedigm Corp. (a)	3,959	2,130
Cinemark Holdings, Inc. (b)	154,781	2,391,366
Electronic Arts, Inc.	426,252	54,453,693
Gaia, Inc. Class A (a)(b)	15,337	152,910
Glu Mobile, Inc. (a)	208,498	2,107,915
Liberty Media Corp.:
Liberty Braves Class A (a)(b)	10,065	253,336
Liberty Braves Class C (a)	62,524	1,563,100
Liberty Formula One Group Series C (a)(b)	310,364	12,967,008
Liberty Media Class A (a)	32,828	1,241,883
Liberty SiriusXM Series C (a)	372,104	15,259,985
Lions Gate Entertainment Corp.:
Class A (a)(b)	132,862	1,294,076
Class B (a)	118,561	1,064,678
Live Nation Entertainment, Inc. (a)(b)	214,561	14,085,930
LiveXLive Media, Inc. (a)	48,854	122,135
Madison Square Garden Entertainment Corp. (a)	25,589	1,945,020
Marcus Corp. (b)	40,620	476,879
Netflix, Inc. (a)	651,920	319,897,144
Reading International, Inc. Class A (a)	16,881	59,084
Roku, Inc. Class A (a)	156,371	45,905,834
Sciplay Corp. (A Shares) (a)	39,902	594,141
Take-Two Interactive Software, Inc. (a)	168,921	30,491,930
The Madison Square Garden Co. (a)	25,589	4,334,777
The Walt Disney Co.	2,670,208	395,217,486
Warner Music Group Corp. Class A (b)	121,542	3,613,444
World Wrestling Entertainment, Inc. Class A (b)	68,370	2,942,645
Zynga, Inc. (a)	1,472,604	12,148,983
		1,015,635,008
Interactive Media & Services - 5.1%
Alphabet, Inc.:
Class A (a)	444,112	779,150,093
Class C (a)	433,895	763,976,282
ANGI Homeservices, Inc. Class A (a)(b)	99,534	1,230,240
Autoweb, Inc. (a)(b)	6,653	21,423
CarGurus, Inc. Class A (a)	118,143	2,959,482
Cars.com, Inc. (a)(b)	110,140	1,230,264
DHI Group, Inc. (a)	99,689	191,403
Eventbrite, Inc. (a)(b)	114,148	1,914,262
EverQuote, Inc. Class A (a)(b)	14,221	535,563
Facebook, Inc. Class A (a)	3,553,312	984,160,825
InterActiveCorp (a)	117,557	16,691,918
Izea Worldwide, Inc. (a)(b)	12,898	11,781
Liberty TripAdvisor Holdings, Inc. (a)	106,963	294,148
Match Group, Inc. (a)	383,978	53,453,577
Pinterest, Inc. Class A (a)	687,016	48,104,860
QuinStreet, Inc. (a)	76,178	1,359,396
Snap, Inc. Class A (a)	1,325,411	58,874,757
Travelzoo, Inc. (a)	7,598	71,801
TripAdvisor, Inc.	151,228	3,947,051
TrueCar, Inc. (a)	152,594	622,584
Twitter, Inc. (a)	1,163,711	54,124,199
Yelp, Inc. (a)	100,059	3,195,884
Zedge, Inc. (a)	10,522	41,562
Zillow Group, Inc.:
Class A (a)	79,803	8,806,261
Class C (a)(b)	183,965	19,833,267
Zoominfo Technologies, Inc. (b)	97,761	5,010,251
		2,809,813,134
Media - 1.4%
A.H. Belo Corp. Class A	15,639	23,615
Altice U.S.A., Inc. Class A (a)	481,161	16,320,981
AMC Networks, Inc. Class A (a)(b)	59,583	1,964,452
Boston Omaha Corp. (a)(b)	17,367	402,567
Cable One, Inc.	7,965	15,776,037
Cardlytics, Inc. (a)(b)	41,984	4,982,661
Cbdmd, Inc. (a)(b)	50,529	152,092
Charter Communications, Inc. Class A (a)	221,125	144,171,289
Clear Channel Outdoor Holdings, Inc. (a)	615,794	929,849
Comcast Corp. Class A	6,737,471	338,490,543
comScore, Inc. (a)	77,792	198,370
Cumulus Media, Inc. (a)	23,165	203,157
Daily Journal Corp. (a)(b)	2,118	571,860
Digital Media Solutions, Inc. Class A (a)(b)	2,836	19,568
Discovery Communications, Inc.:
Class A (a)(b)	217,938	5,864,712
Class C (non-vtg.) (a)	463,726	11,138,699
DISH Network Corp. Class A (a)	366,406	13,142,983
E.W. Scripps Co. Class A (b)	87,573	1,117,431
Emerald Expositions Events, Inc.	41,496	176,773
Entercom Communications Corp. Class A	190,652	463,284
Entravision Communication Corp. Class A	94,991	275,474
Fluent, Inc. (a)	73,907	254,240
Fox Corp. Class A	732,200	21,116,648
Gannett Co., Inc. (b)	194,937	553,621
Gray Television, Inc. (a)	134,748	2,379,650
Hemisphere Media Group, Inc. (a)	19,748	212,488
iHeartMedia, Inc. (a)(b)	94,443	1,129,066
Insignia Systems, Inc. (a)	3,553	3,731
Interpublic Group of Companies, Inc.	578,128	12,880,692
John Wiley & Sons, Inc. Class A	69,800	2,410,892
Lee Enterprises, Inc. (a)	84,524	89,595
Liberty Broadband Corp.:
Class A (a)	18,801	2,947,433
Class C (a)	242,911	38,222,046
Loral Space & Communications Ltd.	19,922	457,808
Marchex, Inc. Class B (a)	35,256	76,153
MDC Partners, Inc. Class A (a)(b)	94,948	218,380
Mediaco Holding, Inc. (a)	178	441
Meredith Corp.	61,632	1,254,211
MSG Network, Inc. Class A (a)(b)	64,838	787,133
National CineMedia, Inc.	107,573	362,521
News Corp.:
Class A	653,467	11,533,693
Class B	103,058	1,835,463
Nexstar Broadcasting Group, Inc. Class A	68,701	7,230,780
Omnicom Group, Inc.	314,797	19,832,211
Saga Communications, Inc. Class A	7,361	167,463
Salem Communications Corp. Class A (b)	7,646	8,181
Scholastic Corp.	42,501	1,008,124
Sinclair Broadcast Group, Inc. Class A (b)	77,097	2,101,664
Sirius XM Holdings, Inc. (b)	1,791,715	11,628,230
Srax, Inc. (a)(b)	18,248	51,642
Srax, Inc. rights 12/31/20 (a)(c)	7,116	1,281
TechTarget, Inc. (a)	37,024	1,943,760
Tegna, Inc.	324,425	4,674,964
The New York Times Co. Class A (b)	213,897	9,178,320
Townsquare Media, Inc.	906	6,070
Tribune Publishing Co.	36,517	441,125
Urban One, Inc.:
Class A (a)(b)	5,499	29,200
Class D (non-vtg.) (a)	22,803	33,292
ViacomCBS, Inc.:
Class A	2,232	81,423
Class B	840,996	29,670,339
WideOpenWest, Inc. (a)	48,779	399,500
		743,599,871
Wireless Telecommunication Services - 0.2%
Boingo Wireless, Inc. (a)(b)	71,614	1,013,338
Gogo, Inc. (a)	77,279	814,521
NII Holdings, Inc. (a)(c)	149,032	323,399
Shenandoah Telecommunications Co.	71,752	3,188,659
Spok Holdings, Inc.	30,428	299,107
T-Mobile U.S., Inc.	860,023	114,331,458
Telephone & Data Systems, Inc.	136,762	2,595,743
U.S. Cellular Corp. (a)	20,750	650,513
		123,216,738

TOTAL COMMUNICATION SERVICES		5,437,612,077

CONSUMER DISCRETIONARY - 12.2%
Auto Components - 0.3%
Adient PLC (a)(b)	133,946	4,191,170
American Axle & Manufacturing Holdings, Inc. (a)	182,266	1,450,837
Aptiv PLC	397,070	47,132,209
Autoliv, Inc. (b)	114,703	10,214,302
BorgWarner, Inc.	355,370	13,806,125
Cooper Tire & Rubber Co.	72,908	2,896,635
Cooper-Standard Holding, Inc. (a)	28,729	974,488
Dana, Inc.	221,089	3,723,139
Dorman Products, Inc. (a)	42,444	3,920,552
Fox Factory Holding Corp. (a)(b)	62,348	5,441,110
Gentex Corp.	354,086	11,543,204
Gentherm, Inc. (a)	45,037	2,560,804
Horizon Global Corp. (a)(b)	37,011	268,700
LCI Industries (b)	38,484	4,840,518
Lear Corp.	78,915	11,280,899
Modine Manufacturing Co. (a)	79,796	871,372
Motorcar Parts of America, Inc. (a)(b)	27,975	562,857
Patrick Industries, Inc. (b)	32,490	2,048,170
Standard Motor Products, Inc.	32,083	1,485,122
Stoneridge, Inc. (a)	42,435	1,139,804
Strattec Security Corp.	3,406	150,886
Superior Industries International, Inc. (a)	42,371	211,431
Sypris Solutions, Inc. (a)	11,882	17,348
Tenneco, Inc. (a)	95,694	1,019,141
The Goodyear Tire & Rubber Co.	357,708	3,727,317
Veoneer, Inc. (a)(b)	156,282	3,114,700
Visteon Corp. (a)	41,614	5,029,052
Workhorse Group, Inc. (a)(b)	138,323	3,509,255
XPEL, Inc. (a)(b)	26,591	1,007,267
		148,138,414
Automobiles - 1.4%
Arcimoto, Inc. (a)(b)	28,644	386,694
DropCar, Inc. (a)(b)	12,029	88,894
Ford Motor Co.	5,740,594	52,124,594
General Motors Co.	1,855,431	81,342,095
Harley-Davidson, Inc. (b)	232,274	9,358,319
Tesla, Inc. (a)	1,101,762	625,360,111
Thor Industries, Inc. (b)	82,842	7,995,081
Winnebago Industries, Inc.	50,752	2,686,303
		779,342,091
Distributors - 0.1%
Core-Mark Holding Co., Inc.	66,544	2,075,507
Educational Development Corp.	4,042	63,581
Funko, Inc. (a)(b)	28,375	249,133
Genuine Parts Co.	212,766	20,929,791
LKQ Corp. (a)	406,944	14,332,568
Pool Corp.	59,010	20,423,951
Weyco Group, Inc.	9,583	171,727
		58,246,258
Diversified Consumer Services - 0.2%
Adtalem Global Education, Inc. (a)	74,023	2,119,278
American Public Education, Inc. (a)	23,267	722,208
Aspen Group, Inc. (a)	21,363	259,560
Bright Horizons Family Solutions, Inc. (a)	88,328	15,025,476
Career Education Corp. (a)(b)	101,596	1,152,099
Carriage Services, Inc.	23,866	649,394
Chegg, Inc. (a)(b)	181,815	14,168,843
Collectors Universe, Inc.	11,867	915,539
Franchise Group, Inc.	42,340	1,134,289
Frontdoor, Inc. (a)	125,180	5,926,021
Graham Holdings Co.	6,796	3,037,948
Grand Canyon Education, Inc. (a)	71,017	5,927,789
H&R Block, Inc.	290,509	5,461,569
Houghton Mifflin Harcourt Co. (a)	163,395	491,819
K12, Inc. (a)	59,896	1,397,374
Laureate Education, Inc. Class A (a)	170,268	2,417,806
Lincoln Educational Services Corp. (a)	19,728	123,695
OneSpaWorld Holdings Ltd. (b)	59,208	523,399
Regis Corp. (a)	39,677	336,858
Select Interior Concepts, Inc. (a)	30,016	228,122
Service Corp. International	265,510	12,914,406
ServiceMaster Global Holdings, Inc. (a)	197,369	9,677,002
StoneMor, Inc. (a)	18,642	27,217
Strategic Education, Inc.	35,698	3,351,685
Universal Technical Institute, Inc. (a)(b)	20,747	136,100
Vivint Smart Home, Inc. Class A (a)(b)	63,720	1,403,752
Weight Watchers International, Inc. (a)	71,605	2,113,064
Xpresspa Group, Inc. (a)(b)	64,451	105,700
Zovio, Inc. (a)	36,795	136,877
		91,884,889
Hotels, Restaurants & Leisure - 1.8%
Accel Entertainment, Inc. (a)	57,558	600,906
ARAMARK Holdings Corp. (b)	375,391	13,138,685
BBQ Holdings, Inc. (a)	5,376	24,031
BFC Financial Corp. Class A	22,171	281,793
Biglari Holdings, Inc. (a)	174	97,092
Biglari Holdings, Inc. (a)	1,745	195,440
BJ's Restaurants, Inc. (b)	31,905	1,053,822
Bloomin' Brands, Inc.	129,919	2,273,583
Bluegreen Vacations Corp.	15,559	98,955
Boyd Gaming Corp.	112,862	4,344,058
Brinker International, Inc.	68,341	3,424,568
Caesars Entertainment, Inc. (a)	292,896	19,952,076
Carnival Corp.	756,892	15,122,702
Carrols Restaurant Group, Inc. (a)	59,929	407,517
Century Casinos, Inc. (a)	39,038	230,715
Chipotle Mexican Grill, Inc. (a)	41,434	53,426,243
Choice Hotels International, Inc.	40,607	4,046,488
Churchill Downs, Inc.	52,008	9,357,279
Chuy's Holdings, Inc. (a)	28,676	679,621
Cracker Barrel Old Country Store, Inc.	33,666	4,699,100
Darden Restaurants, Inc.	191,263	20,652,579
Dave & Buster's Entertainment, Inc.	72,644	1,839,346
Del Taco Restaurants, Inc. (a)	62,726	555,125
Denny's Corp. (a)	93,142	1,072,064
Dine Brands Global, Inc. (b)	24,764	1,559,389
Domino's Pizza, Inc.	58,095	22,806,354
Dover Motorsports, Inc.	7,047	13,197
DraftKings, Inc. Class A (a)(b)	444,403	23,268,941
Drive Shack, Inc. (a)	83,508	141,964
Dunkin' Brands Group, Inc.	121,829	12,955,296
El Pollo Loco Holdings, Inc. (a)(b)	26,773	419,533
Everi Holdings, Inc. (a)(b)	136,909	1,456,712
Extended Stay America, Inc. unit	250,616	3,435,945
Fiesta Restaurant Group, Inc. (a)	35,738	419,922
Full House Resorts, Inc. (a)	10,429	36,397
Golden Entertainment, Inc. (a)	31,284	520,879
Good Times Restaurants, Inc. (a)	5,599	9,126
Hilton Grand Vacations, Inc. (a)	132,498	3,675,495
Hilton Worldwide Holdings, Inc.	407,775	42,257,723
Hyatt Hotels Corp. Class A (b)	52,011	3,743,232
Inspired Entertainment, Inc. (a)(b)	15,999	106,393
J. Alexanders Holdings, Inc. (a)	14,499	99,898
Jack in the Box, Inc.	34,978	3,217,626
Kura Sushi U.S.A., Inc. Class A (a)(b)	5,622	92,594
Las Vegas Sands Corp.	484,560	26,994,838
Lindblad Expeditions Holdings (a)	44,800	573,888
Luby's, Inc. (a)	10,306	31,433
Marriott International, Inc. Class A	391,299	49,644,104
Marriott Vacations Worldwide Corp.	59,540	7,581,228
McDonald's Corp.	1,100,818	239,361,866
MGM Mirage, Inc. (b)	598,786	16,915,705
Monarch Casino & Resort, Inc. (a)	18,204	1,005,225
Nathan's Famous, Inc.	6,187	351,422
Noodles & Co. (a)	50,229	399,321
Norwegian Cruise Line Holdings Ltd. (a)(b)	466,125	10,660,279
Papa John's International, Inc.	47,558	3,821,761
Penn National Gaming, Inc. (a)	211,430	14,800,100
Planet Fitness, Inc. (a)	119,918	8,748,018
Playa Hotels & Resorts NV (a)(b)	99,336	505,620
PlayAGS, Inc. (a)	45,259	222,674
Potbelly Corp. (a)	36,935	174,333
Rave Restaurant Group, Inc. (a)	6,403	5,475
RCI Hospitality Holdings, Inc. (b)	10,918	322,190
Red Lion Hotels Corp. (a)	31,607	74,593
Red Robin Gourmet Burgers, Inc. (a)(b)	21,184	426,010
Red Rock Resorts, Inc.	109,034	2,370,944
Royal Caribbean Cruises Ltd.	259,554	20,455,451
Ruth's Hospitality Group, Inc. (b)	42,226	657,459
Scientific Games Corp. Class A (a)	80,893	3,015,691
SeaWorld Entertainment, Inc. (a)	67,581	1,885,510
Shake Shack, Inc. Class A (a)(b)	53,683	4,383,754
Six Flags Entertainment Corp.	124,651	3,830,525
Starbucks Corp.	1,727,270	169,307,005
Target Hospitality Corp. (a)(b)	59,831	94,533
Texas Roadhouse, Inc. Class A	97,873	7,418,773
The Cheesecake Factory, Inc. (b)	64,593	2,420,946
The ONE Group Hospitality, Inc. (a)(b)	4,776	15,904
Twin River Worldwide Holdings, Inc. (b)	25,516	1,133,676
Vail Resorts, Inc. (b)	59,194	16,328,073
Wendy's Co.	267,946	5,892,133
Wingstop, Inc.	43,117	5,489,225
Wyndham Destinations, Inc.	129,289	5,437,895
Wyndham Hotels & Resorts, Inc.	141,802	8,153,615
Wynn Resorts Ltd.	145,996	14,672,598
Yum! Brands, Inc.	444,539	47,032,226
		980,426,423
Household Durables - 0.5%
Bassett Furniture Industries, Inc.	12,880	202,216
Beazer Homes U.S.A., Inc. (a)	48,130	712,805
Casper Sleep, Inc.	17,829	112,144
Cavco Industries, Inc. (a)	12,891	2,320,509
Century Communities, Inc. (a)	42,977	1,912,477
Comstock Holding Companies, Inc. (a)	1,055	3,218
D.R. Horton, Inc.	486,332	36,231,734
Dixie Group, Inc. (a)	7,832	19,032
Emerson Radio Corp. (a)	16,730	17,232
Ethan Allen Interiors, Inc. (b)	37,783	690,295
Flexsteel Industries, Inc. (b)	18,067	528,640
Garmin Ltd.	218,901	25,558,881
GoPro, Inc. Class A (a)	211,717	1,479,902
Green Brick Partners, Inc. (a)	79,687	1,734,786
Hamilton Beach Brands Holding Co. Class A (b)	10,452	196,289
Helen of Troy Ltd. (a)(b)	38,200	7,716,018
Hooker Furniture Corp.	18,554	561,630
Hovnanian Enterprises, Inc. Class A (a)	7,272	290,371
Installed Building Products, Inc. (a)	30,762	3,039,901
iRobot Corp. (a)(b)	42,357	3,322,060
KB Home	127,401	4,484,515
Koss Corp. (a)	1,883	4,067
La-Z-Boy, Inc.	63,295	2,344,447
Legacy Housing Corp. (a)	6,771	100,888
Leggett & Platt, Inc.	199,541	8,600,217
Lennar Corp.:
Class A	388,075	29,439,370
Class B	52,200	3,168,540
LGI Homes, Inc. (a)	31,514	3,405,088
Lifetime Brands, Inc.	9,906	133,434
Lovesac (a)(b)	16,529	526,945
M.D.C. Holdings, Inc.	77,982	3,764,191
M/I Homes, Inc. (a)	44,331	2,014,844
Meritage Homes Corp. (a)	52,671	4,748,291
Mohawk Group Holdings, Inc. (a)	3,182	22,465
Mohawk Industries, Inc. (a)	87,235	10,976,780
New Home Co. LLC (a)	12,535	70,447
Newell Brands, Inc.	570,667	12,132,380
Nova LifeStyle, Inc. (a)(b)	3,687	7,669
NVR, Inc. (a)	5,174	20,681,409
PulteGroup, Inc.	386,859	16,878,658
Purple Innovation, Inc. (a)	35,519	1,059,177
Skyline Champion Corp. (a)	78,366	2,408,187
Sonos, Inc. (a)	122,824	2,731,606
Taylor Morrison Home Corp. (a)	190,764	4,822,514
Tempur Sealy International, Inc. (a)	275,452	6,938,636
Toll Brothers, Inc.	173,603	8,220,102
TopBuild Corp. (a)(b)	51,028	8,890,608
TRI Pointe Homes, Inc. (a)	188,495	3,294,893
Tupperware Brands Corp. (a)	73,103	2,459,916
Turtle Beach Corp. (a)(b)	22,969	429,291
Universal Electronics, Inc. (a)	23,004	1,211,391
VOXX International Corp. (a)	27,686	356,319
Vuzix Corp. (a)(b)	33,713	146,652
Whirlpool Corp.	92,075	17,918,716
Zagg, Inc. (a)(b)	43,858	167,976
		271,210,769
Internet & Direct Marketing Retail - 4.2%
1-800-FLOWERS.com, Inc. Class A (a)(b)	31,224	731,891
Amazon.com, Inc. (a)	629,263	1,993,530,355
Blue Apron Holdings, Inc. Class A (a)(b)	12,676	97,225
Chewy, Inc. (a)(b)	105,210	8,162,192
Duluth Holdings, Inc. (a)(b)	15,571	228,894
eBay, Inc.	978,765	49,359,119
Etsy, Inc. (a)	176,400	28,347,480
EVINE Live, Inc. (a)	5,035	29,707
Expedia, Inc.	200,765	24,993,235
Groupon, Inc. (a)(b)	35,206	1,061,813
GrubHub, Inc. (a)	135,842	9,555,126
Lands' End, Inc. (a)(b)	28,326	706,450
Leaf Group Ltd. (a)(b)	19,033	107,346
Liquidity Services, Inc. (a)	40,558	385,707
Overstock.com, Inc. (a)(b)	63,255	4,269,080
PetMed Express, Inc. (b)	32,928	1,010,890
Quotient Technology, Inc. (a)(b)	128,888	960,216
Qurate Retail, Inc. Series A	580,706	6,079,992
Remark Holdings, Inc. (a)(b)	103,807	164,015
Revolve Group, Inc. (a)(b)	22,002	519,247
RumbleON, Inc. Class B (a)(b)	1,801	60,658
Shutterstock, Inc.	31,142	2,141,324
Stamps.com, Inc. (a)	25,648	4,807,974
Stitch Fix, Inc. (a)(b)	86,102	3,487,131
The Booking Holdings, Inc. (a)	60,455	122,629,945
The RealReal, Inc. (a)(b)	91,912	1,272,981
The Rubicon Project, Inc. (a)(b)	157,235	2,987,465
U.S. Auto Parts Network, Inc. (a)(b)	45,493	685,580
Waitr Holdings, Inc. (a)	137,316	455,889
Wayfair LLC Class A (a)(b)	101,099	25,715,542
		2,294,544,469
Leisure Products - 0.2%
Acushnet Holdings Corp.	51,279	1,933,218
American Outdoor Brands, Inc. (a)	21,542	299,111
Brunswick Corp.	116,632	8,705,412
Callaway Golf Co.	141,515	3,007,194
Clarus Corp.	34,696	499,622
Escalade, Inc.	8,051	155,143
Genius Brands International, Inc. (a)(b)	284,481	395,429
Hasbro, Inc.	187,576	17,450,195
JAKKS Pacific, Inc. (a)(b)	2,570	13,158
Johnson Outdoors, Inc. Class A	9,788	818,277
Malibu Boats, Inc. Class A (a)	32,528	1,853,771
Marine Products Corp. (b)	48,018	740,438
Mattel, Inc. (a)	524,819	8,129,446
MCBC Holdings, Inc. (a)	30,360	657,598
Nautilus, Inc. (a)(b)	42,641	899,725
Peloton Interactive, Inc. Class A (a)	303,600	35,323,860
Polaris, Inc.	86,558	8,309,568
Smith & Wesson Brands, Inc.	86,169	1,358,023
Sturm, Ruger & Co., Inc.	23,604	1,445,509
Vista Outdoor, Inc. (a)	90,022	1,857,154
YETI Holdings, Inc. (a)	108,437	6,849,965
		100,701,816
Multiline Retail - 0.5%
Big Lots, Inc. (b)	53,731	2,776,281
Dillard's, Inc. Class A (b)	15,955	746,056
Dollar General Corp.	367,533	80,335,363
Dollar Tree, Inc. (a)	348,945	38,118,752
Kohl's Corp.	233,762	7,527,136
Macy's, Inc. (b)	481,280	4,913,869
Nordstrom, Inc. (b)	148,680	3,853,786
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	86,431	7,611,114
Target Corp.	738,757	132,629,044
		278,511,401
Specialty Retail - 2.2%
Aaron's Holdings Co., Inc.	100,800	6,343,344
Abercrombie & Fitch Co. Class A	102,754	2,131,118
Advance Auto Parts, Inc.	101,709	15,022,419
America's Car Mart, Inc. (a)	10,423	1,089,204
American Eagle Outfitters, Inc. (b)	244,077	4,390,945
Asbury Automotive Group, Inc. (a)(b)	28,942	3,263,789
At Home Group, Inc. (a)	76,679	1,452,300
AutoNation, Inc. (a)	87,141	5,340,872
AutoZone, Inc. (a)	34,336	39,062,350
Barnes & Noble Education, Inc. (a)(b)	70,687	256,594
Bed Bath & Beyond, Inc. (b)	186,797	3,915,265
Best Buy Co., Inc.	338,391	36,816,941
Big 5 Sporting Goods Corp. (b)	28,630	272,844
Blink Charging Co. (a)(b)	32,089	810,247
Boot Barn Holdings, Inc. (a)(b)	44,652	1,842,342
Build-A-Bear Workshop, Inc. (a)	23,020	94,152
Burlington Stores, Inc. (a)	97,829	21,379,550
Caleres, Inc.	68,429	805,409
Camping World Holdings, Inc. (b)	51,555	1,580,161
CarMax, Inc. (a)	242,581	22,676,472
Carvana Co. Class A (a)(b)	81,956	20,506,211
Chico's FAS, Inc.	202,946	306,448
Citi Trends, Inc.	15,000	508,350
Conn's, Inc. (a)(b)	29,724	329,491
Destination XL Group, Inc. (a)	36,252	12,699
Dick's Sporting Goods, Inc.	99,653	5,661,287
DSW, Inc. Class A (b)	88,276	697,380
Express, Inc. (a)	113,752	172,903
Five Below, Inc. (a)	81,719	12,780,852
Floor & Decor Holdings, Inc. Class A (a)	150,812	12,078,533
Foot Locker, Inc.	149,863	5,604,876
Francesca's Holdings Corp. (a)(b)	3,389	10,370
GameStop Corp. Class A (a)(b)	97,456	1,613,871
Gap, Inc.	310,548	6,509,086
Genesco, Inc. (a)	26,046	817,063
Group 1 Automotive, Inc.	24,905	2,958,963
GrowGeneration Corp. (a)	58,813	2,068,453
Guess?, Inc. (b)	66,115	1,110,071
Haverty Furniture Companies, Inc.	21,811	593,695
Hibbett Sports, Inc. (a)(b)	24,219	996,854
J.Jill, Inc. (a)(b)	3,463	13,887
Kirkland's, Inc. (a)(b)	25,171	359,694
L Brands, Inc.	344,325	13,363,253
Lazydays Holdings, Inc. (a)(b)	6,737	111,161
Lithia Motors, Inc. Class A (sub. vtg.)	37,649	10,891,856
LMP Automotive Holdings, Inc. (b)	8,069	218,266
Lowe's Companies, Inc.	1,115,785	173,861,619
Lumber Liquidators Holdings, Inc. (a)	44,058	1,272,395
MarineMax, Inc. (a)	32,553	1,069,041
Michaels Companies, Inc. (a)(b)	115,487	1,142,166
Monro, Inc.	46,793	2,199,739
Murphy U.S.A., Inc.	39,799	5,102,232
National Vision Holdings, Inc. (a)	117,306	5,021,870
O'Reilly Automotive, Inc. (a)	108,982	48,217,996
OneWater Marine, Inc. Class A	2,414	67,495
Party City Holdco, Inc. (a)(b)	124,953	572,285
Penske Automotive Group, Inc. (b)	51,774	2,851,194
Rent-A-Center, Inc.	71,734	2,426,044
RH (a)	22,581	10,232,806
Ross Stores, Inc.	524,239	56,366,177
Sally Beauty Holdings, Inc. (a)(b)	173,432	1,994,468
Shoe Carnival, Inc. (b)	15,042	550,086
Signet Jewelers Ltd. (b)	81,950	2,482,266
Sleep Number Corp. (a)	40,284	2,795,307
Sonic Automotive, Inc. Class A (sub. vtg.)	34,067	1,375,625
Sportsman's Warehouse Holdings, Inc. (a)	60,019	836,065
The Buckle, Inc. (b)	46,350	1,243,107
The Cato Corp. Class A (sub. vtg.)	41,489	334,401
The Children's Place Retail Stores, Inc. (b)	24,891	1,069,815
The Container Store Group, Inc. (a)	23,351	217,164
The Home Depot, Inc.	1,590,513	441,224,211
The ODP Corp.	76,381	2,189,843
Tiffany & Co., Inc.	159,635	20,988,810
Tilly's, Inc.	36,218	330,670
TJX Companies, Inc.	1,767,596	112,260,022
Tractor Supply Co.	171,663	24,171,867
TravelCenters of America LLC (a)	20,308	660,822
Ulta Beauty, Inc. (a)	82,870	22,822,398
Urban Outfitters, Inc. (a)(b)	108,234	2,963,447
Vroom, Inc. (b)	49,716	1,782,816
Williams-Sonoma, Inc. (b)	115,530	12,647,069
Winmark Corp.	3,061	550,980
Zumiez, Inc. (a)	31,295	1,160,732
		1,235,896,941
Textiles, Apparel & Luxury Goods - 0.8%
Capri Holdings Ltd. (a)	223,754	7,916,417
Carter's, Inc.	64,660	5,754,093
Charles & Colvard Ltd. (a)	34,272	40,098
Columbia Sportswear Co. (b)	42,188	3,456,463
Crocs, Inc. (a)	102,370	6,028,569
Culp, Inc.	14,133	202,385
Deckers Outdoor Corp. (a)	41,352	10,527,806
Delta Apparel, Inc. (a)	10,797	232,783
Fossil Group, Inc. (a)(b)	73,399	778,029
G-III Apparel Group Ltd. (a)(b)	70,148	1,428,915
Hanesbrands, Inc.	515,576	7,321,179
Iconix Brand Group, Inc. (a)	7,172	6,240
Kontoor Brands, Inc. (b)	68,760	2,865,229
Lakeland Industries, Inc. (a)	10,402	206,168
Levi Strauss & Co. Class A (b)	84,277	1,549,854
lululemon athletica, Inc. (a)	174,838	64,728,524
Movado Group, Inc.	27,656	468,216
NIKE, Inc. Class B	1,839,331	247,757,886
Oxford Industries, Inc. (b)	27,762	1,548,842
PVH Corp.	107,552	8,549,308
Ralph Lauren Corp.	71,727	6,150,590
Rocky Brands, Inc.	10,160	294,640
Sequential Brands Group, Inc. (a)	1,459	15,159
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	203,743	6,819,278
Steven Madden Ltd.	110,453	3,475,956
Superior Group of Companies, Inc.	16,493	358,558
Tapestry, Inc.	405,177	11,474,613
Under Armour, Inc.:
Class A (sub. vtg.) (a)	331,375	5,490,884
Class C (non-vtg.) (a)	231,496	3,368,267
Unifi, Inc. (a)	23,226	351,642
Vera Bradley, Inc. (a)	33,322	282,571
VF Corp.	468,900	39,106,260
Vince Holding Corp. (a)	3,162	16,253
Wolverine World Wide, Inc.	122,377	3,531,800
		452,103,475

TOTAL CONSUMER DISCRETIONARY		6,691,006,946

CONSUMER STAPLES - 6.0%
Beverages - 1.4%
Alkaline Water Co., Inc. (a)(b)	59,159	70,399
Boston Beer Co., Inc. Class A (a)	13,519	12,584,026
Brown-Forman Corp.:
Class A	73,255	5,401,091
Class B (non-vtg.)	277,059	22,347,579
Celsius Holdings, Inc. (a)(b)	43,826	1,413,389
Coca-Cola Bottling Co. Consolidated	6,854	1,793,623
Constellation Brands, Inc. Class A (sub. vtg.)	247,517	50,948,899
Keurig Dr. Pepper, Inc. (b)	852,106	25,946,628
MGP Ingredients, Inc. (b)	20,346	887,289
Molson Coors Beverage Co. Class B	274,329	12,619,134
Monster Beverage Corp. (a)	546,723	46,351,176
National Beverage Corp. (b)	18,480	1,811,594
Newage, Inc. (a)(b)	115,625	396,594
PepsiCo, Inc.	2,047,827	295,358,088
REED'S, Inc. (a)(b)	35,577	23,139
The Coca-Cola Co.	5,713,374	294,810,098
		772,762,746
Food & Staples Retailing - 1.4%
Albertsons Companies, Inc. (b)	57,917	928,410
Andersons, Inc.	49,299	1,120,566
BJ's Wholesale Club Holdings, Inc. (a)	205,638	8,429,102
Casey's General Stores, Inc.	55,331	10,052,536
Chefs' Warehouse Holdings (a)	43,124	993,793
Costco Wholesale Corp.	652,119	255,480,661
Grocery Outlet Holding Corp. (a)(b)	124,564	4,810,662
HF Foods Group, Inc. (a)	50,669	393,698
Ingles Markets, Inc. Class A	22,054	829,010
Kroger Co.	1,151,051	37,984,683
Natural Grocers by Vitamin Cottage, Inc. (b)	14,440	210,246
Performance Food Group Co. (a)	196,058	8,504,996
PriceSmart, Inc.	35,547	2,889,260
Rite Aid Corp. (a)(b)	83,643	1,104,088
SpartanNash Co.	56,220	1,061,434
Sprouts Farmers Market LLC (a)	171,205	3,624,410
Sysco Corp.	750,899	53,531,590
U.S. Foods Holding Corp. (a)	331,165	10,425,074
United Natural Foods, Inc. (a)(b)	78,778	1,358,921
Village Super Market, Inc. Class A	10,604	245,589
Walgreens Boots Alliance, Inc.	1,063,704	40,431,389
Walmart, Inc.	2,050,825	313,345,552
Weis Markets, Inc. (b)	28,201	1,343,214
		759,098,884
Food Products - 1.1%
Alico, Inc.	3,906	121,047
Arcadia Biosciences, Inc. (a)	10,882	36,237
Archer Daniels Midland Co.	816,286	40,626,554
B&G Foods, Inc. Class A (b)	93,571	2,590,981
Beyond Meat, Inc. (a)(b)	72,695	10,170,031
Bunge Ltd.	208,286	12,265,963
Cal-Maine Foods, Inc. (a)(b)	51,814	2,027,482
Calavo Growers, Inc. (b)	25,796	1,847,767
Campbell Soup Co.	298,365	14,924,217
Coffee Holding Co., Inc. (a)	10,373	40,870
Conagra Brands, Inc.	721,844	26,390,617
Darling Ingredients, Inc. (a)	241,855	11,676,759
Farmer Brothers Co. (a)	19,225	85,551
Flowers Foods, Inc.	292,642	6,493,726
Fresh Del Monte Produce, Inc.	41,440	1,052,162
Freshpet, Inc. (a)	62,007	8,487,518
General Mills, Inc.	902,807	54,908,722
Hormel Foods Corp. (b)	416,390	19,645,280
Hostess Brands, Inc. Class A (a)	186,369	2,525,300
Ingredion, Inc.	99,748	7,695,558
J&J Snack Foods Corp.	23,415	3,404,307
John B. Sanfilippo & Son, Inc.	14,363	1,065,878
Kellogg Co.	374,528	23,936,084
Lamb Weston Holdings, Inc.	213,419	15,447,267
Lancaster Colony Corp.	29,391	4,976,778
Landec Corp. (a)	46,292	479,122
Lifeway Foods, Inc. (a)	1,384	9,702
Limoneira Co. (b)	21,611	316,169
McCormick & Co., Inc. (non-vtg.)	183,280	34,269,694
Mondelez International, Inc.	2,112,334	121,353,588
Pilgrim's Pride Corp. (a)	73,174	1,382,257
Post Holdings, Inc. (a)	94,544	8,930,626
S&W Seed Co. (a)	4,077	10,641
Sanderson Farms, Inc.	29,319	4,008,787
Seaboard Corp.	380	1,217,037
Seneca Foods Corp. Class A (a)	11,256	471,401
The Hain Celestial Group, Inc. (a)	119,496	4,600,596
The Hershey Co.	217,326	32,140,342
The J.M. Smucker Co.	168,087	19,699,796
The Kraft Heinz Co.	950,223	31,300,346
The Simply Good Foods Co. (a)	127,355	2,768,698
Tootsie Roll Industries, Inc. (b)	28,883	894,507
TreeHouse Foods, Inc. (a)	83,502	3,434,437
Tyson Foods, Inc. Class A	431,854	28,156,881
Vital Farms, Inc. (a)(b)	17,434	516,744
		568,404,027
Household Products - 1.4%
Central Garden & Pet Co. (a)(b)	68,510	2,743,140
Central Garden & Pet Co. Class A (non-vtg.) (a)	5,569	205,440
Church & Dwight Co., Inc.	369,517	32,432,507
Clorox Co.	186,358	37,823,220
Colgate-Palmolive Co.	1,264,718	108,310,450
Energizer Holdings, Inc. (b)	92,720	3,884,041
Kimberly-Clark Corp.	500,878	69,777,314
Ocean Bio-Chem, Inc.	523	6,930
Oil-Dri Corp. of America	9,041	311,282
Procter & Gamble Co.	3,680,699	511,138,670
Reynolds Consumer Products, Inc.	73,015	2,215,275
Spectrum Brands Holdings, Inc.	61,619	4,117,998
WD-40 Co. (b)	20,088	5,108,579
		778,074,846
Personal Products - 0.2%
BellRing Brands, Inc. Class A (a)	61,761	1,259,924
Coty, Inc. Class A	463,443	3,332,155
Cyanotech Corp. (a)	1,622	4,704
Edgewell Personal Care Co.	81,853	2,844,392
elf Beauty, Inc. (a)	52,750	1,146,785
Estee Lauder Companies, Inc. Class A	332,761	81,632,929
Herbalife Nutrition Ltd. (a)	141,923	6,799,531
Inter Parfums, Inc.	28,357	1,540,069
LifeVantage Corp. (a)	21,148	224,803
Mannatech, Inc.	422	7,533
MediFast, Inc.	17,175	3,506,105
Natural Health Trends Corp.	15,505	82,021
Nature's Sunshine Products, Inc. (a)	7,296	90,689
Nu Skin Enterprises, Inc. Class A	77,231	3,978,169
Revlon, Inc. (a)(b)	16,265	209,168
Summer Infant, Inc. (a)(b)	2,555	42,413
USANA Health Sciences, Inc. (a)	18,270	1,373,539
Veru, Inc. (a)(b)	75,080	228,243
		108,303,172
Tobacco - 0.5%
22nd Century Group, Inc. (a)(b)	182,517	290,202
Altria Group, Inc.	2,738,452	109,072,543
Philip Morris International, Inc.	2,302,156	174,388,317
Turning Point Brands, Inc.	21,774	849,621
Universal Corp. (b)	39,347	1,790,682
Vector Group Ltd.	183,655	2,064,282
		288,455,647

TOTAL CONSUMER STAPLES		3,275,099,322

ENERGY - 2.1%
Energy Equipment & Services - 0.2%
Archrock, Inc. (b)	172,348	1,339,144
Aspen Aerogels, Inc. (a)	36,336	513,064
Baker Hughes Co. Class A	964,166	18,049,188
Bristow Group, Inc. (a)	33,316	741,281
Cactus, Inc.	64,707	1,501,202
Championx Corp. (a)	282,691	3,358,369
Core Laboratories NV (b)	67,749	1,488,446
Dawson Geophysical Co. (a)	16,756	33,177
DMC Global, Inc. (b)	22,652	925,334
Dril-Quip, Inc. (a)(b)	48,697	1,383,969
ENGlobal Corp. (a)(b)	3,975	8,268
Enservco Corp. (a)(b)	965	1,776
Exterran Corp. (a)	49,663	210,571
Forum Energy Technologies, Inc. (a)	6,537	87,596
Frank's International NV (a)	162,418	362,192
Geospace Technologies Corp. (a)	18,281	113,525
Gulf Island Fabrication, Inc. (a)	16,117	49,640
Halliburton Co.	1,286,722	21,346,718
Helix Energy Solutions Group, Inc. (a)(b)	221,809	834,002
Helmerich & Payne, Inc.	158,653	3,612,529
Independence Contract Drilling, Inc. (a)	2,530	8,020
ION Geophysical Corp. (a)(b)	18,615	35,182
KLX Energy Services Holdings, Inc. (a)	7,463	50,674
Liberty Oilfield Services, Inc. Class A	78,407	729,185
Mammoth Energy Services, Inc. (a)	23,358	45,782
Matrix Service Co. (a)	45,698	437,787
MIND Technology, Inc. (a)	16,422	36,785
Nabors Industries Ltd. (b)	11,069	579,905
National Oilwell Varco, Inc.	563,715	6,911,146
Natural Gas Services Group, Inc. (a)	16,673	192,406
NCS Multistage Holdings, Inc. (a)	29,261	29,846
Newpark Resources, Inc. (a)	153,674	230,511
Nextier Oilfield Solutions, Inc. (a)	266,682	746,710
Nine Energy Service, Inc. (a)(b)	20,239	44,526
Oceaneering International, Inc. (a)	152,054	922,968
Oil States International, Inc. (a)	96,884	430,165
Patterson-UTI Energy, Inc.	272,799	1,175,764
Profire Energy, Inc. (a)	29,334	26,697
ProPetro Holding Corp. (a)	121,229	699,491
Ranger Energy Services, Inc. Class A (a)	3,186	10,514
RigNet, Inc. (a)	20,511	110,349
RPC, Inc. (a)(b)	97,557	302,427
Schlumberger Ltd.	2,060,440	42,836,548
SEACOR Holdings, Inc. (a)	28,458	945,375
SEACOR Marine Holdings, Inc. (a)(b)	36,271	74,356
Select Energy Services, Inc. Class A (a)	103,115	436,176
Smart Sand, Inc. (a)(b)	29,122	56,642
Solaris Oilfield Infrastructure, Inc. Class A	51,752	347,773
Superior Drilling Products, Inc. (a)	18,281	8,418
TechnipFMC PLC	626,931	5,209,797
TETRA Technologies, Inc. (a)	184,288	149,402
Tidewater, Inc. (a)	62,562	594,965
Transocean Ltd. (United States) (a)(b)	884,263	1,635,887
U.S. Silica Holdings, Inc.	117,609	508,071
U.S. Well Services, Inc. (a)	24,436	9,875
		122,530,116
Oil, Gas & Consumable Fuels - 1.9%
Abraxas Petroleum Corp. (a)(b)	13,277	31,334
Adams Resources & Energy, Inc.	1,474	39,061
Aemetis, Inc. (a)(b)	7,091	15,529
Altus Midstream Co. (a)(b)	5,123	200,412
Amplify Energy Corp. New (b)	36,298	36,661
Antero Midstream GP LP	420,458	2,833,887
Antero Resources Corp. (a)(b)	356,587	1,397,821
Apache Corp.	569,506	7,340,932
Arch Resources, Inc.	22,414	749,524
Barnwell Industries, Inc. (a)	2,008	2,189
Battalion Oil Corp. (a)	1,701	13,030
Berry Petroleum Corp.	62,893	241,509
Bonanza Creek Energy, Inc. (a)	23,842	526,193
Brigham Minerals, Inc. Class A	42,999	448,050
Cabot Oil & Gas Corp.	587,275	10,289,058
Callon Petroleum Co. (a)(b)	63,172	600,766
Centennial Resource Development, Inc. Class A (a)(b)	298,555	352,295
Centrus Energy Corp. Class A (a)	4,723	70,798
Cheniere Energy, Inc. (a)	338,952	19,215,189
Chevron Corp.	2,845,467	248,067,813
Cimarex Energy Co.	156,931	5,641,669
Clean Energy Fuels Corp. (a)	209,519	953,311
CNX Resources Corp. (a)	329,973	3,105,046
Comstock Resources, Inc. (a)	84,064	409,392
Concho Resources, Inc.	294,530	16,929,584
ConocoPhillips Co.	1,584,228	62,672,060
CONSOL Energy, Inc. (a)(b)	42,400	224,296
Contango Oil & Gas Co. (a)(b)	117,477	196,187
Continental Resources, Inc. (b)	90,002	1,384,231
CVR Energy, Inc. (b)	47,741	675,058
Delek U.S. Holdings, Inc.	109,270	1,452,198
Devon Energy Corp.	577,374	8,077,462
Diamond S Shipping, Inc. (a)	39,114	269,104
Diamondback Energy, Inc.	238,036	9,511,919
Dorian LPG Ltd. (a)(b)	50,097	547,560
Earthstone Energy, Inc. (a)	26,477	100,083
EOG Resources, Inc.	854,949	40,080,009
EQT Corp.	405,568	6,034,852
Equitrans Midstream Corp.	600,410	4,899,346
Evolution Petroleum Corp.	44,969	136,706
Exxon Mobil Corp.	6,242,919	238,042,501
Falcon Minerals Corp.	69,442	159,717
Gevo, Inc. (a)(b)	63,061	126,122
Goodrich Petroleum Corp. (a)	18,445	213,224
Green Plains, Inc.	46,753	691,009
Hallador Energy Co.	21,030	20,820
Hess Corp.	399,841	18,864,498
Highpoint Resources, Inc. (a)(b)	3,342	34,356
HollyFrontier Corp.	224,444	5,249,745
Houston American Energy Corp. (a)(b)	2,058	3,272
International Seaways, Inc.	41,158	695,159
Kinder Morgan, Inc.	2,865,633	41,207,803
Kosmos Energy Ltd. (b)	559,712	985,093
Laredo Petroleum, Inc. (a)(b)	13,824	163,261
Magnolia Oil & Gas Corp. Class A (a)	159,778	998,613
Marathon Oil Corp.	1,163,112	6,885,623
Marathon Petroleum Corp.	959,513	37,305,865
Matador Resources Co. (a)(b)	164,247	1,672,034
Murphy Oil Corp. (b)	216,574	2,178,734
NACCO Industries, Inc. Class A	5,538	148,142
New Fortress Energy LLC	29,157	1,256,958
Nextdecade Corp. (a)(b)	198,308	475,939
Northern Oil & Gas, Inc. (a)(b)	24,305	151,906
Occidental Petroleum Corp.	1,238,964	19,526,073
ONEOK, Inc.	653,395	23,437,279
Overseas Shipholding Group, Inc. (a)	101,293	202,586
Ovintiv, Inc. (b)	385,582	4,920,026
Pacific Ethanol, Inc. (a)	76,387	468,252
Par Pacific Holdings, Inc. (a)	57,186	651,349
Parsley Energy, Inc. Class A	479,900	6,013,147
PBF Energy, Inc. Class A	149,587	1,086,002
PDC Energy, Inc. (a)	143,052	2,391,829
Peabody Energy Corp. (b)	124,567	168,165
Penn Virginia Corp. (a)(b)	21,684	195,590
Phillips 66 Co.	640,970	38,829,963
Phx Minerals, Inc. Class A	22,781	39,411
Pioneer Natural Resources Co.	241,207	24,260,600
PrimeEnergy Corp. (a)	89	5,457
QEP Resources, Inc.	376,545	606,237
Range Resources Corp.	406,239	2,965,545
Renewable Energy Group, Inc. (a)(b)	57,544	3,342,156
Rex American Resources Corp. (a)	8,946	702,261
Ring Energy, Inc. (a)(b)	91,164	57,278
SandRidge Energy, Inc. (a)	51,200	136,704
SilverBow Resources, Inc. (a)(b)	8,845	51,389
SM Energy Co.	175,603	742,801
Southwestern Energy Co. (a)	971,547	3,021,511
Talos Energy, Inc. (a)(b)	36,205	309,915
Targa Resources Corp.	349,133	8,204,626
Tellurian, Inc. (a)(b)	178,208	265,530
Tengasco, Inc. (a)	889	1,049
The Williams Companies, Inc.	1,788,990	37,533,010
Torchlight Energy Resources, Inc. (a)(b)	65,282	25,029
TransAtlantic Petroleum Ltd. (a)(b)	12,963	3,421
U.S. Energy Corp. (a)(b)	159	642
Uranium Energy Corp. (a)(b)	262,731	278,495
VAALCO Energy, Inc. (a)	66,191	105,906
Valero Energy Corp.	599,985	32,261,193
Vertex Energy, Inc. (a)(b)	12,570	9,428
W&T Offshore, Inc. (a)(b)	145,172	284,537
Westwater Resources, Inc. (a)(b)	8,768	57,869
World Fuel Services Corp.	88,764	2,522,673
WPX Energy, Inc. (a)	614,433	4,374,763
		1,033,362,215

TOTAL ENERGY		1,155,892,331

FINANCIALS - 10.7%
Banks - 3.8%
1st Constitution Bancorp	12,298	200,949
1st Source Corp.	26,578	991,891
ACNB Corp.	13,074	325,673
Allegiance Bancshares, Inc. (b)	31,797	1,006,693
Amalgamated Bank	27,901	354,901
American National Bankshares, Inc.	20,045	520,769
Ameris Bancorp	100,938	3,432,901
Ames National Corp.	10,393	223,553
Arrow Financial Corp.	21,378	636,209
Associated Banc-Corp.	244,732	3,749,294
Atlantic Capital Bancshares, Inc. (a)	42,615	598,315
Auburn National Bancorp., Inc. (b)	4,890	204,695
Banc of California, Inc.	68,841	915,585
BancFirst Corp. (b)	30,737	1,666,868
Bancorp, Inc., Delaware (a)	88,961	1,049,740
BancorpSouth Bank	147,835	3,747,617
Bank First National Corp. (b)	9,513	657,919
Bank of America Corp.	11,252,432	316,868,485
Bank of Commerce Holdings	20,467	192,594
Bank of Hawaii Corp.	62,404	4,672,812
Bank of Marin Bancorp	20,310	704,757
Bank OZK	181,232	5,067,247
BankFinancial Corp.	24,120	194,648
BankUnited, Inc.	123,424	3,518,818
Bankwell Financial Group, Inc.	14,320	262,056
Banner Corp.	50,809	2,099,936
Bar Harbor Bankshares	20,966	483,266
BayCom Corp. (a)(b)	21,104	303,898
BCB Bancorp, Inc.	12,517	127,298
Berkshire Hills Bancorp, Inc.	70,707	1,159,595
BOK Financial Corp.	43,451	2,909,044
Boston Private Financial Holdings, Inc.	134,374	962,118
Bridge Bancorp, Inc.	35,132	784,146
Brookline Bancorp, Inc., Delaware	128,152	1,457,088
Bryn Mawr Bank Corp.	31,986	953,823
Business First Bancshares, Inc.	18,508	345,544
Byline Bancorp, Inc.	38,982	597,594
C & F Financial Corp.	3,911	146,663
Cadence Bancorp Class A	199,446	2,780,277
California Bancorp, Inc. (a)	586	9,435
Cambridge Bancorp	8,776	593,258
Camden National Corp.	24,121	828,556
Capital Bancorp, Inc. (a)	18,695	222,284
Capital City Bank Group, Inc.	19,094	434,770
Capstar Financial Holdings, Inc.	23,862	287,537
Carter Bankshares, Inc.	39,415	369,319
Cathay General Bancorp	118,126	3,337,060
CB Financial Services, Inc.	5,665	126,839
CBTX, Inc.	31,653	694,783
Central Pacific Financial Corp.	48,026	787,146
Central Valley Community Bancorp	22,607	322,150
Century Bancorp, Inc. Class A (non-vtg.)	5,679	419,678
Chemung Financial Corp.	5,246	176,003
ChoiceOne Financial Services, Inc.	3,309	98,046
CIT Group, Inc.	145,267	4,864,992
Citigroup, Inc.	3,072,267	169,189,744
Citizens & Northern Corp.	25,247	458,233
Citizens Financial Group, Inc.	623,001	20,347,213
City Holding Co.	27,137	1,782,630
Civista Bancshares, Inc.	27,243	458,500
CNB Financial Corp., Pennsylvania	25,443	500,718
Coastal Financial Corp. of Washington (a)	15,353	302,761
Codorus Valley Bancorp, Inc.	17,470	293,321
Colony Bankcorp, Inc.	9,980	142,315
Columbia Banking Systems, Inc.	105,338	3,329,734
Comerica, Inc.	200,855	9,882,066
Commerce Bancshares, Inc. (b)	151,617	10,000,657
Community Bank System, Inc.	80,246	4,995,314
Community Bankers Trust Corp.	17,049	110,819
Community Financial Corp.	6,525	178,720
Community Trust Bancorp, Inc.	26,983	913,375
ConnectOne Bancorp, Inc.	47,609	844,108
County Bancorp, Inc.	7,793	167,238
CrossFirst Bankshares, Inc. (a)	90,212	820,929
Cullen/Frost Bankers, Inc.	84,084	7,055,488
Customers Bancorp, Inc. (a)	49,238	831,630
CVB Financial Corp.	190,232	3,612,506
Eagle Bancorp, Inc. (b)	46,969	1,727,520
East West Bancorp, Inc.	207,436	8,861,666
Enterprise Bancorp, Inc.	10,967	283,826
Enterprise Financial Services Corp.	44,300	1,506,643
Equity Bancshares, Inc. (a)	23,730	481,126
Esquire Financial Holdings, Inc. (a)	9,982	186,663
Evans Bancorp, Inc.	4,444	119,899
Farmers & Merchants Bancorp, Inc.	13,108	299,911
Farmers National Banc Corp.	47,695	598,095
FB Financial Corp. (b)	47,177	1,505,890
Fidelity D & D Bancorp, Inc. (b)	5,673	330,906
Fifth Third Bancorp	1,050,034	26,607,862
Financial Institutions, Inc.	21,594	432,096
First Bancorp, North Carolina	47,869	1,502,129
First Bancorp, Puerto Rico	345,031	2,739,546
First Bancshares, Inc.	28,005	766,217
First Bank Hamilton New Jersey	17,697	164,405
First Busey Corp.	79,715	1,595,097
First Business Finance Services, Inc.	8,017	151,441
First Capital, Inc. (b)	5,994	397,162
First Choice Bancorp	11,465	189,516
First Citizens Bancshares, Inc.	10,112	5,345,102
First Commonwealth Financial Corp.	159,221	1,539,667
First Community Bankshares, In	21,841	460,190
First Community Corp.	13,413	231,508
First Financial Bancorp, Ohio	157,189	2,522,883
First Financial Bankshares, Inc. (b)	211,129	7,055,931
First Financial Corp., Indiana	19,406	734,905
First Financial Northwest, Inc.	2,998	33,098
First Foundation, Inc.	63,218	1,122,752
First Hawaiian, Inc.	203,557	4,461,969
First Horizon National Corp.	779,312	9,523,193
First Internet Bancorp (b)	13,430	343,539
First Interstate Bancsystem, Inc.	56,998	2,168,774
First Merchants Corp.	88,198	2,938,757
First Mid-Illinois Bancshares, Inc.	24,657	740,943
First Midwest Bancorp, Inc., Delaware	170,171	2,380,692
First Northwest Bancorp	20,578	308,670
First of Long Island Corp.	34,821	585,341
First Republic Bank	256,176	33,190,163
First Savings Financial Group, Inc.	2,434	153,342
First United Corp.	6,102	93,239
First Western Financial, Inc. (a)	10,890	184,041
Flushing Financial Corp.	42,143	598,431
FNB Corp., Pennsylvania	500,022	4,415,194
FNCM Bancorp, Inc.	19,280	129,369
Franklin Financial Services Corp.	7,585	215,793
Fulton Financial Corp.	258,587	3,185,792
FVCBankcorp, Inc. (a)	20,878	271,414
German American Bancorp, Inc.	38,595	1,232,724
Glacier Bancorp, Inc. (b)	134,908	5,500,199
Great Southern Bancorp, Inc.	19,882	912,584
Great Western Bancorp, Inc.	87,930	1,444,690
Guaranty Bancshares, Inc. Texas	14,733	424,458
Hancock Whitney Corp. (b)	111,624	3,135,518
Hanmi Financial Corp.	51,858	505,616
HarborOne Bancorp, Inc.	87,218	855,609
Hawthorn Bancshares, Inc.	7,315	160,930
HBT Financial, Inc.	18,682	261,174
Heartland Financial U.S.A., Inc.	52,731	2,055,454
Heritage Commerce Corp.	91,990	774,556
Heritage Financial Corp., Washington	57,962	1,348,776
Hilltop Holdings, Inc. (b)	111,396	2,683,530
Home Bancshares, Inc.	244,039	4,517,162
HomeTrust Bancshares, Inc.	25,814	439,612
Hope Bancorp, Inc.	166,102	1,574,647
Horizon Bancorp, Inc. Indiana	69,522	994,165
Howard Bancorp, Inc. (a)	24,716	304,995
Huntington Bancshares, Inc.	1,465,275	17,700,522
Independent Bank Corp.	39,569	673,069
Independent Bank Corp., Massachusetts	49,076	3,319,501
Independent Bank Group, Inc. (b)	57,686	3,236,761
International Bancshares Corp.	81,336	2,636,100
Investar Holding Corp.	17,521	284,891
Investors Bancorp, Inc.	296,654	2,871,611
JPMorgan Chase & Co.	4,503,646	530,889,790
KeyCorp	1,425,909	22,044,553
Lakeland Bancorp, Inc.	82,725	994,355
Lakeland Financial Corp.	41,964	2,131,352
LCNB Corp.	17,540	259,592
Level One Bancorp, Inc.	9,927	189,308
Live Oak Bancshares, Inc. (b)	44,662	1,836,501
M&T Bank Corp.	187,091	21,794,231
Macatawa Bank Corp.	33,702	261,528
Mackinac Financial Corp.	9,259	112,682
Mainstreet Bancshares, Inc. (a)(b)	12,877	208,736
Malvern Bancorp, Inc. (a)	4,294	68,060
Mercantil Bank Holding Corp. Class A (a)	38,468	571,250
Mercantile Bank Corp.	23,459	582,487
Metrocity Bankshares, Inc. (b)	22,856	316,556
Metropolitan Bank Holding Corp. (a)	12,518	414,095
Mid Penn Bancorp, Inc.	10,648	247,460
Middlefield Banc Corp.	10,954	234,416
Midland States Bancorp, Inc.	31,097	527,094
MidWestOne Financial Group, Inc.	20,934	486,925
MVB Financial Corp.	16,558	333,313
National Bank Holdings Corp.	45,385	1,460,489
National Bankshares, Inc. (b)	10,351	311,772
NBT Bancorp, Inc.	71,153	2,131,032
Nicolet Bankshares, Inc. (a)	13,677	909,657
Northeast Bank	9,096	198,111
Northrim Bancorp, Inc.	11,189	355,475
Norwood Financial Corp.	5,360	144,506
Oak Valley Bancorp Oakdale California	383	6,863
OceanFirst Financial Corp.	93,902	1,480,835
OFG Bancorp	85,323	1,429,160
Ohio Valley Banc Corp.	2,970	68,459
Old National Bancorp, Indiana	235,154	3,722,488
Old Point Financial Corp.	1,327	22,572
Old Second Bancorp, Inc.	33,292	321,601
Origin Bancorp, Inc.	32,572	837,426
Orrstown Financial Services, Inc.	17,921	288,887
Pacific City Financial Corp.	21,803	237,435
Pacific Mercantile Bancorp (a)	23,933	119,665
Pacific Premier Bancorp, Inc.	127,947	3,687,433
PacWest Bancorp	173,455	4,034,563
Park National Corp.	22,600	2,285,086
Parke Bancorp, Inc.	12,173	174,804
Peapack-Gladstone Financial Corp.	24,512	539,509
Penns Woods Bancorp, Inc.	11,259	287,780
People's Utah Bancorp	24,792	679,301
Peoples Bancorp of North Carolina	2,990	74,391
Peoples Bancorp, Inc.	27,094	676,808
Peoples Financial Services Corp.	8,541	323,021
Peoples United Financial, Inc.	618,837	7,673,579
Pinnacle Financial Partners, Inc.	105,611	5,719,892
PNC Financial Services Group, Inc.	626,351	86,480,283
Popular, Inc.	125,513	6,091,146
Preferred Bank, Los Angeles	21,586	793,717
Premier Financial Bancorp, Inc.	22,021	293,100
Professional Holdings Corp. (A Shares) (b)	5,458	77,504
Prosperity Bancshares, Inc.	137,817	8,659,042
QCR Holdings, Inc.	21,933	764,804
RBB Bancorp	15,932	236,431
Red River Bancshares, Inc.	5,419	269,541
Regions Financial Corp.	1,403,275	21,428,009
Reliant Bancorp, Inc.	16,054	283,995
Renasant Corp. (b)	79,224	2,445,645
Republic Bancorp, Inc., Kentucky Class A	15,356	542,067
Republic First Bancorp, Inc. (a)	81,890	254,678
Richmond Mutual Bancorp., Inc.	20,485	256,882
S&T Bancorp, Inc.	63,212	1,415,317
Sandy Spring Bancorp, Inc.	60,606	1,785,453
SB Financial Group, Inc.	938	16,059
Seacoast Banking Corp., Florida (a)	80,780	2,040,503
Select Bancorp, Inc. New (a)	33,142	303,249
ServisFirst Bancshares, Inc.	73,308	2,769,576
Shore Bancshares, Inc. (b)	14,735	204,080
Sierra Bancorp	20,538	451,836
Signature Bank	77,498	8,694,501
Silvergate Capital Corp. (a)	19,776	703,828
Simmons First National Corp. Class A	159,414	3,108,573
SmartFinancial, Inc.	23,618	417,094
South Plains Financial, Inc.	4,649	82,055
South State Corp.	105,859	7,036,448
Southern First Bancshares, Inc. (a)	13,815	440,699
Southern National Bancorp of Virginia, Inc.	27,408	299,844
Southside Bancshares, Inc.	52,500	1,543,500
Spirit of Texas Bancshares, Inc.	21,188	330,957
Sterling Bancorp	267,237	4,270,447
Stock Yards Bancorp, Inc.	33,969	1,353,325
Summit Financial Group, Inc.	14,847	310,896
SVB Financial Group (a)	76,669	26,440,071
Synovus Financial Corp.	213,802	6,749,729
TCF Financial Corp.	231,177	7,767,547
Texas Capital Bancshares, Inc. (a)	77,859	4,352,318
The Bank of Princeton	5,641	134,425
The First Bancorp, Inc.	12,524	303,457
Tompkins Financial Corp.	19,875	1,264,249
TowneBank	104,104	2,264,262
Trico Bancshares	43,601	1,428,369
TriState Capital Holdings, Inc. (a)	38,139	567,890
Triumph Bancorp, Inc. (a)	38,167	1,734,308
Truist Financial Corp.	1,984,541	92,122,393
Trustmark Corp.	102,169	2,535,835
U.S. Bancorp	2,013,839	87,017,983
UMB Financial Corp.	67,514	4,591,627
Umpqua Holdings Corp.	337,848	4,692,709
Union Bankshares Corp.	120,149	3,593,657
Union Bankshares, Inc.	1,287	35,393
United Bankshares, Inc., West Virginia (b)	190,911	5,589,874
United Community Bank, Inc.	123,873	2,961,803
United Security Bancshares, California	17,486	123,276
Unity Bancorp, Inc.	4,170	73,350
Univest Corp. of Pennsylvania	49,412	904,734
Valley National Bancorp (b)	576,049	5,265,088
Veritex Holdings, Inc.	76,727	1,664,209
Washington Trust Bancorp, Inc.	25,038	984,494
Webster Financial Corp.	122,967	4,653,071
Wells Fargo & Co.	6,077,823	166,228,459
WesBanco, Inc. (b)	103,229	2,955,446
West Bancorp., Inc.	30,067	579,692
Westamerica Bancorp.	42,647	2,350,703
Western Alliance Bancorp.	143,131	7,338,326
Wintrust Financial Corp.	89,386	4,870,643
Zions Bancorp NA	229,225	8,845,793
		2,066,043,467
Capital Markets - 2.7%
Affiliated Managers Group, Inc. (b)	68,169	5,938,883
Ameriprise Financial, Inc.	176,508	32,696,342
Apollo Global Management LLC Class A (b)	308,731	13,466,846
Ares Management Corp.	147,245	6,633,387
Artisan Partners Asset Management, Inc.	84,647	3,809,115
Ashford, Inc. (a)	2,235	14,505
Assetmark Financial Holdings, Inc. (a)	19,920	473,698
Associated Capital Group, Inc.	5,126	196,070
B. Riley Financial, Inc.	23,337	843,399
Bank of New York Mellon Corp.	1,197,972	46,864,665
BGC Partners, Inc. Class A (b)	460,975	1,908,437
BlackRock, Inc. Class A	209,746	146,476,119
Blucora, Inc. (a)	80,325	1,047,438
BrightSphere Investment Group, Inc.	93,432	1,653,746
Carlyle Group LP	173,452	4,927,771
Cboe Global Markets, Inc.	160,054	14,616,131
Charles Schwab Corp.	2,187,125	106,687,958
CME Group, Inc.	530,272	92,813,508
Cohen & Co., Inc. (a)	486	8,155
Cohen & Steers, Inc.	33,197	2,349,352
Cowen Group, Inc. Class A (b)	43,911	1,052,108
Diamond Hill Investment Group, Inc.	5,519	755,110
Donnelley Financial Solutions, Inc. (a)	44,719	728,473
Eaton Vance Corp. (non-vtg.)	164,276	11,003,206
Evercore, Inc. Class A	61,585	5,599,924
FactSet Research Systems, Inc.	56,152	18,741,292
Federated Hermes, Inc. Class B (non-vtg.)	140,289	3,765,357
Focus Financial Partners, Inc. Class A (a)	47,365	1,876,128
Franklin Resources, Inc.	390,089	8,578,057
GAMCO Investors, Inc. Class A	5,653	80,725
Goldman Sachs Group, Inc.	507,552	117,031,340
Great Elm Capital Group, Inc. (a)	40,893	107,140
Greenhill & Co., Inc. (b)	26,271	342,048
Hamilton Lane, Inc. Class A	46,550	3,252,914
Houlihan Lokey	75,997	4,923,086
Interactive Brokers Group, Inc.	114,763	6,054,896
Intercontinental Exchange, Inc.	830,755	87,652,960
INTL FCStone, Inc. (a)	25,151	1,549,805
Invesco Ltd.	553,358	8,981,000
Janus Henderson Group PLC	225,618	6,436,882
KKR & Co. LP	833,824	31,626,944
Lazard Ltd. Class A	172,137	6,424,153
LPL Financial	117,231	10,641,058
Manning & Napier, Inc. Class A	15,374	71,182
MarketAxess Holdings, Inc.	56,096	30,245,841
Moelis & Co. Class A	81,227	3,187,347
Moody's Corp.	238,523	67,344,584
Morgan Stanley	2,107,856	130,328,736
Morningstar, Inc.	31,687	6,340,569
MSCI, Inc.	123,898	50,726,319
Northern Trust Corp.	308,020	28,682,822
Och-Ziff Capital Management Group LLC Class A	27,311	384,539
Open Lending Corp. (a)(b)	112,155	3,153,799
Oppenheimer Holdings, Inc. Class A (non-vtg.) (b)	13,623	401,742
Piper Jaffray Companies	22,374	2,062,212
PJT Partners, Inc.	35,282	2,444,337
Pzena Investment Management, Inc.	24,334	162,064
Raymond James Financial, Inc.	181,694	16,525,069
S&P Global, Inc.	356,040	125,247,751
Safeguard Scientifics, Inc.	30,517	195,614
SEI Investments Co.	178,657	9,424,157
Silvercrest Asset Management Group Class A	4,236	56,296
State Street Corp.	517,537	36,476,008
Stifel Financial Corp.	102,430	7,098,399
T. Rowe Price Group, Inc.	334,799	48,013,525
The Blackstone Group LP	990,178	58,965,100
The NASDAQ OMX Group, Inc.	170,584	21,833,046
Tradeweb Markets, Inc. Class A	136,099	8,118,305
U.S. Global Investments, Inc. Class A	5,385	22,348
Victory Capital Holdings, Inc.	20,662	424,191
Virtu Financial, Inc. Class A	118,389	2,698,085
Virtus Investment Partners, Inc.	11,492	2,055,689
Waddell & Reed Financial, Inc. Class A (b)	100,931	1,661,324
Westwood Holdings Group, Inc.	11,777	140,382
WisdomTree Investments, Inc. (b)	197,212	844,067
		1,485,965,580
Consumer Finance - 0.5%
Ally Financial, Inc.	550,184	16,312,956
American Express Co.	963,114	114,215,689
Atlanticus Holdings Corp. (a)	8,957	134,355
Capital One Financial Corp.	674,073	57,727,612
Consumer Portfolio Services, Inc. (a)	8,413	33,568
Credit Acceptance Corp. (a)(b)	17,721	5,289,364
CURO Group Holdings Corp.	22,480	194,227
Discover Financial Services	455,801	34,718,362
Elevate Credit, Inc. (a)	23,656	66,946
Encore Capital Group, Inc. (a)(b)	44,387	1,515,372
Enova International, Inc. (a)	51,567	1,078,266
EZCORP, Inc. (non-vtg.) Class A (a)(b)	87,514	445,446
First Cash Financial Services, Inc.	64,236	4,126,521
Green Dot Corp. Class A (a)	78,046	4,180,144
LendingClub Corp. (a)	85,748	684,269
LendingTree, Inc. (a)(b)	16,076	4,108,704
Medallion Financial Corp. (a)(b)	35,405	188,001
Navient Corp.	270,910	2,538,427
Nelnet, Inc. Class A	29,958	2,034,148
Nicholas Financial, Inc. (a)	4,023	30,575
OneMain Holdings, Inc.	111,794	4,358,848
Oportun Financial Corp. (a)	15,842	267,888
PRA Group, Inc. (a)	67,372	2,804,696
Regional Management Corp.	14,951	399,640
Santander Consumer U.S.A. Holdings, Inc.	102,546	2,266,267
SLM Corp.	563,340	5,977,037
Synchrony Financial	801,945	24,435,264
World Acceptance Corp. (a)(b)	9,227	1,041,821
		291,174,413
Diversified Financial Services - 1.3%
A-Mark Precious Metals, Inc.	5,090	155,703
Alerus Financial Corp.	9,563	229,799
Berkshire Hathaway, Inc. Class B (a)	2,930,941	670,921,704
Cannae Holdings, Inc. (a)	128,650	5,071,383
Equitable Holdings, Inc.	586,812	14,893,289
Jefferies Financial Group, Inc.	320,565	7,286,442
Marlin Business Services Corp.	9,946	103,339
SWK Holdings Corp. (a)	1,424	18,455
Voya Financial, Inc. (b)	182,693	10,528,598
		709,208,712
Insurance - 2.0%
AFLAC, Inc.	966,823	42,472,534
Alleghany Corp.	21,164	12,173,533
Allstate Corp.	460,684	47,151,007
AMBAC Financial Group, Inc. (a)	74,773	1,094,677
American Equity Investment Life Holding Co.	140,016	3,679,620
American Financial Group, Inc.	108,054	9,661,108
American International Group, Inc.	1,269,980	48,818,031
American National Group, Inc.	13,385	1,134,780
Amerisafe, Inc.	30,908	1,691,595
Aon PLC	342,248	70,123,193
Arch Capital Group Ltd. (a)	600,291	19,326,369
Argo Group International Holdings, Ltd. (b)	54,072	2,119,082
Arthur J. Gallagher & Co.	284,917	32,882,271
Assurant, Inc.	88,536	11,431,768
Assured Guaranty Ltd.	126,080	3,798,790
Athene Holding Ltd. (a)	180,312	7,996,837
Axis Capital Holdings Ltd.	123,322	6,179,665
Brighthouse Financial, Inc. (a)	129,580	4,548,258
Brown & Brown, Inc.	350,344	15,775,990
BRP Group, Inc. (a)(b)	47,875	1,409,919
Chubb Ltd.	666,523	98,532,095
Cincinnati Financial Corp.	218,819	16,706,831
Citizens, Inc. Class A (a)(b)	89,528	567,608
CNA Financial Corp.	38,205	1,318,455
CNO Financial Group, Inc.	204,025	4,341,652
Crawford & Co.:
Class A	27,890	204,992
Class B	22,240	162,352
Donegal Group, Inc. Class A	13,169	184,103
eHealth, Inc. (a)(b)	38,888	2,955,099
Employers Holdings, Inc.	40,277	1,228,851
Enstar Group Ltd. (a)	21,360	4,043,021
Erie Indemnity Co. Class A	37,426	8,443,680
Everest Re Group Ltd.	59,180	13,453,389
FBL Financial Group, Inc. Class A	18,247	948,844
Fednat Holding Co.	13,703	77,285
First American Financial Corp.	164,841	7,984,898
FNF Group	429,674	15,463,967
Genworth Financial, Inc. Class A (a)	751,339	3,411,079
Globe Life, Inc.	146,222	13,613,268
GoHealth, Inc. (a)(b)	67,662	713,157
Goosehead Insurance	23,103	2,844,210
Greenlight Capital Re, Ltd. (a)(b)	42,770	329,757
Hallmark Financial Services, Inc. (a)	25,240	81,525
Hanover Insurance Group, Inc.	56,773	6,378,447
Hartford Financial Services Group, Inc.	531,784	23,504,853
HCI Group, Inc.	12,250	638,838
Heritage Insurance Holdings, Inc.	42,440	438,830
Horace Mann Educators Corp.	58,468	2,334,043
Independence Holding Co.	11,293	445,283
Investors Title Co.	2,136	363,120
James River Group Holdings Ltd.	41,994	1,914,087
Kemper Corp.	92,262	6,915,037
Kingstone Companies, Inc.	8,338	55,281
Kinsale Capital Group, Inc. (b)	31,576	7,583,292
Lemonade, Inc. (a)(b)	17,914	1,240,903
Lincoln National Corp.	260,539	12,302,652
Loews Corp.	353,970	14,834,883
Maiden Holdings Ltd. (a)	88,227	187,041
Markel Corp. (a)	20,705	20,163,150
Marsh & McLennan Companies, Inc.	749,170	85,884,849
MBIA, Inc. (a)	87,116	554,929
Mercury General Corp.	42,755	1,901,315
MetLife, Inc.	1,129,703	52,158,388
National General Holdings Corp.	103,198	3,516,988
National Western Life Group, Inc.	3,721	692,404
NI Holdings, Inc. (a)	9,696	165,802
Old Republic International Corp.	428,040	7,670,477
Palomar Holdings, Inc. (a)	34,967	2,311,319
Primerica, Inc.	60,437	7,873,128
Principal Financial Group, Inc.	372,333	18,538,460
ProAssurance Corp.	84,701	1,347,593
Progressive Corp.	866,053	75,441,877
ProSight Global, Inc. (a)	13,713	174,841
Protective Insurance Corp. Class B	10,441	149,202
Prudential Financial, Inc.	575,671	43,532,241
Reinsurance Group of America, Inc.	99,590	11,480,735
RenaissanceRe Holdings Ltd.	75,425	12,417,972
RLI Corp.	60,688	5,809,662
Safety Insurance Group, Inc.	23,858	1,699,883
Selective Insurance Group, Inc.	87,882	5,432,865
Selectquote, Inc. (b)	55,002	1,179,793
State Auto Financial Corp.	29,517	443,345
Stewart Information Services Corp.	34,996	1,465,283
The Travelers Companies, Inc.	371,801	48,204,000
Third Point Reinsurance Ltd. (a)	134,065	1,278,980
Tiptree, Inc.	23,381	119,009
Trean Insurance Group, Inc. (a)	3,495	49,804
Trupanion, Inc. (a)	47,286	4,793,855
United Fire Group, Inc.	35,603	778,638
United Insurance Holdings Corp.	35,027	155,170
Universal Insurance Holdings, Inc.	51,189	714,598
Unum Group	290,249	6,452,235
W.R. Berkley Corp.	212,456	13,837,259
Watford Holdings Ltd. (a)	34,859	1,210,304
White Mountains Insurance Group Ltd.	4,541	4,359,360
Willis Towers Watson PLC	190,909	39,745,345
		1,103,920,793
Mortgage Real Estate Investment Trusts - 0.2%
AG Mortgage Investment Trust, Inc.	52,136	165,792
AGNC Investment Corp.	820,555	12,538,080
Annaly Capital Management, Inc.	2,062,740	16,501,920
Anworth Mortgage Asset Corp.	223,146	479,764
Apollo Commercial Real Estate Finance, Inc.	204,244	2,201,750
Arbor Realty Trust, Inc.	154,025	2,051,613
Ares Commercial Real Estate Corp.	43,548	485,125
Arlington Asset Investment Corp.	70,553	226,475
Armour Residential REIT, Inc.	103,020	1,089,952
Blackstone Mortgage Trust, Inc.	221,023	5,742,178
Broadmark Realty Capital, Inc. (b)	191,059	1,939,249
Capstead Mortgage Corp.	145,853	821,152
Cherry Hill Mortgage Investment Corp.	22,382	202,781
Chimera Investment Corp.	317,377	3,256,288
Colony NorthStar Credit Real Estate, Inc.	139,768	1,014,716
Dynex Capital, Inc. (b)	34,158	601,522
Ellington Financial LLC	62,011	892,958
Ellington Residential Mortgage REIT	10,958	133,688
Exantas Capital Corp.	44,506	154,881
Granite Point Mortgage Trust, Inc.	86,838	804,120
Great Ajax Corp.	33,703	334,334
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	108,777	5,945,751
Hunt Companies Finance Trust, Inc.	4,306	12,789
Invesco Mortgage Capital, Inc. (b)	277,012	919,680
KKR Real Estate Finance Trust, Inc. (b)	41,076	748,815
Ladder Capital Corp. Class A	149,130	1,360,066
MFA Financial, Inc.	697,011	2,578,941
New Residential Investment Corp.	649,619	6,015,472
New York Mortgage Trust, Inc.	574,195	2,018,295
Nexpoint Real Estate Finance, Inc.	600	9,894
Orchid Island Capital, Inc.	79,824	427,058
PennyMac Mortgage Investment Trust	162,510	2,778,921
Redwood Trust, Inc.	177,667	1,536,820
Sachem Capital Corp.	9,633	40,555
Starwood Property Trust, Inc.	414,056	7,428,165
TPG RE Finance Trust, Inc.	88,580	918,575
Tremont Mortgage Trust	13,468	58,855
Two Harbors Investment Corp.	384,801	2,401,158
Western Asset Mortgage Capital Corp.	74,393	228,387
ZAIS Financial Corp.	56,185	727,034
		87,793,569
Thrifts & Mortgage Finance - 0.2%
Axos Financial, Inc. (a)(b)	83,286	2,790,081
Bridgewater Bancshares, Inc. (a)	40,020	471,035
Capitol Federal Financial, Inc.	229,629	2,829,029
Columbia Financial, Inc. (a)	85,902	1,234,412
Dime Community Bancshares, Inc.	53,353	770,951
ESSA Bancorp, Inc.	14,301	226,242
Essent Group Ltd.	167,818	7,360,497
Farmer Mac Class C (non-vtg.)	16,086	1,089,022
First Defiance Financial Corp.	64,010	1,325,647
Flagstar Bancorp, Inc.	75,396	2,641,876
FS Bancorp, Inc.	6,824	365,084
Hingham Institution for Savings	2,406	527,203
Home Bancorp, Inc.	10,333	289,841
HomeStreet, Inc.	39,771	1,286,592
Impac Mortgage Holdings, Inc. (a)(b)	16,166	30,069
Kearny Financial Corp.	132,541	1,310,830
Luther Burbank Corp.	21,747	213,773
Merchants Bancorp/IN	23,973	638,641
Meridian Bancorp, Inc. Maryland	90,786	1,238,775
Meta Financial Group, Inc.	55,244	1,828,576
MGIC Investment Corp.	506,320	6,055,587
MMA Capital Management, LLC (a)	7,609	189,540
New York Community Bancorp, Inc.	679,292	6,582,339
NMI Holdings, Inc. (a)	124,340	2,724,289
Northfield Bancorp, Inc.	70,493	784,587
Northwest Bancshares, Inc.	196,549	2,325,175
Ocwen Financial Corp. (a)	10,664	251,670
OP Bancorp	28,065	204,875
PCSB Financial Corp.	32,661	500,040
PDL Community Bancorp (a)	12,371	134,844
Pennymac Financial Services, Inc.	63,826	3,678,931
Pioneer Bancorp, Inc. (a)(b)	18,130	188,915
Provident Bancorp, Inc.	5,332	53,853
Provident Financial Holdings, Inc.	2,162	31,133
Provident Financial Services, Inc.	105,608	1,654,877
Radian Group, Inc.	289,848	5,472,330
Riverview Bancorp, Inc.	36,754	194,061
Rocket Cos., Inc. (a)(b)	150,900	3,126,648
Security National Financial Corp. Class A	9,836	78,786
Southern Missouri Bancorp, Inc.	9,211	278,264
Sterling Bancorp, Inc.	31,816	124,401
Territorial Bancorp, Inc.	9,340	208,375
TFS Financial Corp.	69,901	1,202,297
Timberland Bancorp, Inc.	9,834	234,344
Trustco Bank Corp., New York	156,982	952,881
Velocity Financial, Inc.	2,026	12,703
Walker & Dunlop, Inc.	43,623	3,490,276
Washington Federal, Inc.	114,473	2,675,234
Waterstone Financial, Inc.	41,813	734,445
Westfield Financial, Inc.	30,118	201,188
WMI Holdings Corp. (a)(b)	114,129	3,042,679
WSFS Financial Corp.	81,255	3,098,253
		78,955,996

TOTAL FINANCIALS		5,823,062,530

HEALTH CARE - 13.8%
Biotechnology - 2.8%
89Bio, Inc. (a)	9,764	263,726
AbbVie, Inc.	2,606,907	272,630,334
Abeona Therapeutics, Inc. (a)	99,135	160,599
ACADIA Pharmaceuticals, Inc. (a)(b)	174,824	9,905,528
Acceleron Pharma, Inc. (a)	77,474	9,147,355
Acorda Therapeutics, Inc. (a)(b)	62,376	41,655
Actinium Pharmaceuticals, Inc. (a)(b)	16,114	177,254
Adamas Pharmaceuticals, Inc. (a)	27,046	122,518
ADMA Biologics, Inc. (a)(b)	84,044	171,450
Advaxis, Inc. (a)	79,002	23,306
Adverum Biotechnologies, Inc. (a)	120,853	1,642,392
Aeglea BioTherapeutics, Inc. (a)	30,911	264,598
Aevi Genomic Medicine, Inc. rights (a)(c)	29,385	989
Agenus, Inc. (a)(b)	177,587	657,072
AgeX Therapeutics, Inc. (a)(b)	24,431	43,243
Agios Pharmaceuticals, Inc. (a)	91,986	4,260,792
Akebia Therapeutics, Inc. (a)(b)	211,823	701,134
Akero Therapeutics, Inc. (a)(b)	20,749	597,156
Akouos, Inc. (a)(b)	39,056	807,678
Albireo Pharma, Inc. (a)	25,951	965,637
Aldeyra Therapeutics, Inc. (a)	41,467	291,513
Alector, Inc. (a)(b)	75,317	987,406
Alexion Pharmaceuticals, Inc. (a)	325,054	39,692,344
Alkermes PLC (a)	242,861	4,434,642
Allakos, Inc. (a)(b)	45,868	4,909,252
Allena Pharmaceuticals, Inc. (a)(b)	13,108	17,696
Allogene Therapeutics, Inc. (a)(b)	95,462	2,964,095
Allovir, Inc. (a)	35,789	1,417,602
Alnylam Pharmaceuticals, Inc. (a)	170,552	22,156,410
Alpine Immune Sciences, Inc. (a)	8,522	83,175
Altimmune, Inc. (a)(b)	32,840	401,633
ALX Oncology Holdings, Inc. (a)(b)	23,502	1,808,009
Amgen, Inc.	864,830	192,026,853
Amicus Therapeutics, Inc. (a)	381,678	8,736,609
AnaptysBio, Inc. (a)	40,696	1,049,550
Anavex Life Sciences Corp. (a)(b)	62,171	331,371
Anika Therapeutics, Inc. (a)	21,663	818,861
Anixa Biosciences, Inc. (a)	17,792	46,971
Annexon, Inc. (a)	37,293	902,491
Apellis Pharmaceuticals, Inc. (a)	80,063	3,774,170
Applied Genetic Technologies Corp. (a)	19,402	86,145
Applied Molecular Transport, Inc.	33,118	1,027,652
Applied Therapeutics, Inc. (a)	12,680	293,669
Aprea Therapeutics, Inc. (a)(b)	11,507	290,437
Aptevo Therapeutics, Inc. (a)	3,581	156,597
Aptinyx, Inc. (a)	40,709	161,615
AquaBounty Technologies, Inc. (a)	967	5,609
AquaMed Technologies, Inc. (a)(c)	439	0
Aravive, Inc. (a)(b)	19,699	114,451
Arbutus Biopharma Corp. (a)(b)	58,456	264,806
Arcturus Therapeutics Holdings, Inc. (a)(b)	27,536	2,526,703
Arcus Biosciences, Inc. (a)(b)	62,238	1,694,741
Arcutis Biotherapeutics, Inc. (a)	20,047	543,675
Ardelyx, Inc. (a)	98,278	619,151
Arena Pharmaceuticals, Inc. (a)	82,493	5,433,814
Arrowhead Pharmaceuticals, Inc. (a)(b)	152,145	9,513,627
Assembly Biosciences, Inc. (a)	45,323	261,287
Atara Biotherapeutics, Inc. (a)(b)	106,357	2,466,419
Athenex, Inc. (a)(b)	91,583	1,248,276
Athersys, Inc. (a)(b)	234,097	433,079
Atossa Therapeutics, Inc. (a)(b)	24,498	43,116
Atreca, Inc. (a)(b)	29,562	459,393
aTyr Pharma, Inc. (a)	330	1,439
AVEO Pharmaceuticals, Inc. (a)	17,003	91,476
Avid Bioservices, Inc. (a)(b)	69,506	633,895
Avidity Biosciences, Inc. (b)	37,241	1,114,996
Avita Therapeutics, Inc. (a)	40,787	881,815
AVROBIO, Inc. (a)	33,104	455,842
Beam Therapeutics, Inc. (b)	43,814	2,190,700
Bellicum Pharmaceuticals, Inc. (a)(b)	5,352	19,749
Bio Path Holdings, Inc. (a)(b)	3,392	12,008
Biocept, Inc. (a)(b)	14,680	67,822
BioCryst Pharmaceuticals, Inc. (a)(b)	225,050	1,150,006
Biogen, Inc. (a)	233,857	56,165,436
Biohaven Pharmaceutical Holding Co. Ltd. (a)	74,331	6,611,742
BioMarin Pharmaceutical, Inc. (a)	272,023	21,408,210
Biospecifics Technologies Corp. (a)	9,250	817,700
BioTime, Inc. (a)(b)	256,547	366,862
BioXcel Therapeutics, Inc. (a)(b)	19,681	865,964
Black Diamond Therapeutics, Inc. (a)(b)	21,600	720,144
bluebird bio, Inc. (a)	98,161	4,327,918
Blueprint Medicines Corp. (a)	80,964	8,750,589
BrainStorm Cell Therpeutic, Inc. (a)(b)	47,537	262,642
Brickell Biotech, Inc. (a)	662	450
Bridgebio Pharma, Inc. (a)(b)	120,137	6,035,683
Cabaletta Bio, Inc. (a)(b)	14,463	215,209
Calithera Biosciences, Inc. (a)	84,055	412,710
Calyxt, Inc. (a)(b)	14,780	54,982
Cancer Genetics, Inc. (a)	228	591
Capricor Therapeutics, Inc. (a)(b)	14,626	61,429
Cardiff Oncology, Inc. (a)(b)	25,169	621,926
CareDx, Inc. (a)	71,502	4,087,769
CASI Pharmaceuticals, Inc. (a)	76,913	191,513
Catabasis Pharmaceuticals, Inc. (a)	17,858	29,466
Catalyst Biosciences, Inc. (a)(b)	16,360	101,432
Catalyst Pharmaceutical Partners, Inc. (a)	145,825	533,720
Cel-Sci Corp. (a)(b)	50,619	632,738
Celcuity, Inc. (a)	812	8,014
Celldex Therapeutics, Inc. (a)(b)	52,856	1,189,260
Cellular Biomedicine Group, Inc. (a)	16,128	296,594
Celsion Corp. (a)	7,523	5,058
Checkpoint Therapeutics, Inc. (a)(b)	46,405	111,372
ChemoCentryx, Inc. (a)	73,411	4,048,617
Chimerix, Inc. (a)	68,012	256,405
Chinook Therapeutics, Inc. (a)	14,580	203,828
Chinook Therapeutics, Inc. rights (a)(c)	14,580	729
Cidara Therapeutics, Inc. (a)	43,932	102,801
Cleveland Biolabs, Inc. (a)	1,253	3,934
Clovis Oncology, Inc. (a)(b)	126,526	622,508
Cogent Biosciences, Inc. (a)(b)	3,131	30,715
Cogent Biosciences, Inc. rights (a)(c)	11,491	0
CohBar, Inc. (a)(b)	61,277	82,724
Coherus BioSciences, Inc. (a)	98,164	1,812,107
Concert Pharmaceuticals, Inc. (a)(b)	23,551	268,481
Constellation Pharmaceuticals, Inc. (a)	37,117	940,545
ContraFect Corp. (a)(b)	17,449	110,278
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	88,284	107,706
Cortexyme, Inc. (a)	25,167	1,223,116
Corvus Pharmaceuticals, Inc. (a)(b)	14,116	56,323
Crinetics Pharmaceuticals, Inc. (a)	11,668	156,001
CTI BioPharma Corp. (a)	66,932	240,955
Cue Biopharma, Inc. (a)	32,463	453,995
Curis, Inc. (a)	56,844	82,424
Cyclacel Pharmaceuticals, Inc. (a)	33	129
Cyclerion Therapeutics, Inc. (a)(b)	45,211	139,250
Cytokinetics, Inc. (a)(b)	101,011	1,696,985
CytomX Therapeutics, Inc. (a)(b)	73,662	553,938
Deciphera Pharmaceuticals, Inc. (a)(b)	69,335	4,284,903
Denali Therapeutics, Inc. (a)	117,204	7,145,928
DermTech, Inc. (a)(b)	8,733	108,115
Dicerna Pharmaceuticals, Inc. (a)	84,331	2,131,044
Dyadic International, Inc. (a)(b)	37,918	222,199
Dynavax Technologies Corp. (a)(b)	147,541	749,508
Eagle Pharmaceuticals, Inc. (a)	16,259	739,785
Edge Therapeutics, Inc. (a)	1,777	3,838
Editas Medicine, Inc. (a)(b)	92,841	2,840,006
Eidos Therapeutics, Inc. (a)	13,285	1,223,017
Eiger Biopharmaceuticals, Inc. (a)	31,415	287,133
Emergent BioSolutions, Inc. (a)(b)	66,671	5,462,355
Enanta Pharmaceuticals, Inc. (a)	24,641	1,015,209
Enochian Biosciences, Inc. (a)(b)	27,857	80,785
Epizyme, Inc. (a)(b)	122,576	1,684,194
Esperion Therapeutics, Inc. (a)(b)	39,779	1,126,541
Evelo Biosciences, Inc. (a)(b)	9,900	50,787
Exact Sciences Corp. (a)	222,209	26,900,622
Exelixis, Inc. (a)	462,781	8,866,884
Exicure, Inc. (a)(b)	134,393	209,653
Fate Therapeutics, Inc. (a)	105,855	6,188,813
FibroGen, Inc. (a)(b)	123,011	5,081,584
Five Prime Therapeutics, Inc. (a)	64,544	1,213,427
Flexion Therapeutics, Inc. (a)(b)	49,493	530,070
Forma Therapeutics Holdings, Inc. (b)	32,107	1,404,360
Forte Biosciences, Inc. (a)(b)	16,638	584,493
Fortress Biotech, Inc. (a)(b)	56,311	154,855
Frequency Therapeutics, Inc. (a)(b)	59,462	1,706,559
G1 Therapeutics, Inc. (a)(b)	44,778	817,646
Galectin Therapeutics, Inc. (a)(b)	62,698	163,015
Galera Therapeutics, Inc. (a)	4,354	47,546
Generation Bio Co. (b)	32,750	1,579,205
Genocea Biosciences, Inc. (a)(b)	33,261	71,179
Genprex, Inc. (a)(b)	35,574	114,904
Geron Corp. (a)(b)	514,145	958,880
Gilead Sciences, Inc.	1,850,610	112,276,509
Global Blood Therapeutics, Inc. (a)(b)	92,706	4,256,132
GlycoMimetics, Inc. (a)	51,855	194,975
Gossamer Bio, Inc. (a)(b)	60,706	536,641
Gritstone Oncology, Inc. (a)(b)	27,989	85,366
Halozyme Therapeutics, Inc. (a)(b)	222,151	8,686,104
Harpoon Therapeutics, Inc. (a)	8,645	128,983
Heat Biologics, Inc. (a)(b)	158,366	177,370
Hemispherx Biopharma, Inc. (a)(b)	36,509	67,177
Heron Therapeutics, Inc. (a)	125,748	2,179,213
Histogen, Inc. (a)(b)	2,577	4,097
Homology Medicines, Inc. (a)(b)	37,410	368,114
Hookipa Pharma, Inc. (a)(b)	8,657	100,421
iBio, Inc. (a)	244,489	364,289
Ideaya Biosciences, Inc. (a)	15,391	214,551
Idera Pharmaceuticals, Inc. (a)(b)	27,689	114,356
IGM Biosciences, Inc. (a)(b)	12,376	826,469
Immunic, Inc. (a)	17,231	322,737
ImmunoGen, Inc. (a)	270,119	1,472,149
Immunovant, Inc. (a)	58,386	2,872,007
Incyte Corp. (a)	273,285	23,103,514
Infinity Pharmaceuticals, Inc. (a)	58,399	116,798
Inovio Pharmaceuticals, Inc. (a)(b)	245,420	2,999,032
Inozyme Pharma, Inc. (a)(b)	1,285	33,436
Insmed, Inc. (a)	151,266	5,900,887
Intellia Therapeutics, Inc. (a)(b)	77,193	3,031,369
Intercept Pharmaceuticals, Inc. (a)(b)	40,911	1,452,750
Invitae Corp. (a)(b)	200,880	9,973,692
Ionis Pharmaceuticals, Inc. (a)	216,924	10,961,170
Iovance Biotherapeutics, Inc. (a)(b)	202,368	7,853,902
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	243,544	2,805,627
IsoRay, Inc. (a)	40,230	15,066
iTeos Therapeutics, Inc. (a)	11,622	311,353
Iveric Bio, Inc. (a)	105,268	717,928
Jounce Therapeutics, Inc. (a)	25,391	181,546
Kadmon Holdings, Inc. (a)(b)	212,838	927,974
Kalvista Pharmaceuticals, Inc. (a)	15,671	293,204
Karuna Therapeutics, Inc. (a)(b)	27,581	2,751,756
Karyopharm Therapeutics, Inc. (a)(b)	90,353	1,535,097
Keros Therapeutics, Inc.	10,745	812,429
Kezar Life Sciences, Inc. (a)	45,922	302,167
Kindred Biosciences, Inc. (a)	54,058	210,286
Kiniksa Pharmaceuticals Ltd. (a)	27,271	508,877
Kodiak Sciences, Inc. (a)(b)	45,695	6,245,136
Krystal Biotech, Inc. (a)	16,753	920,410
Kura Oncology, Inc. (a)	102,751	3,729,861
La Jolla Pharmaceutical Co. (a)(b)	30,025	149,224
Larimar Therapeutics, Inc. (a)(b)	8,084	179,626
Leap Therapeutics, Inc. (a)	42,530	68,048
Lexicon Pharmaceuticals, Inc. (a)(b)	90,027	137,741
Ligand Pharmaceuticals, Inc. Class B (a)(b)	24,014	2,026,061
LogicBio Therapeutics, Inc. (a)	12,282	85,606
Macrogenics, Inc. (a)	77,289	1,783,057
Madrigal Pharmaceuticals, Inc. (a)(b)	12,649	1,477,277
Magenta Therapeutics, Inc. (a)	27,280	195,052
MannKind Corp. (a)(b)	293,583	874,877
Marker Therapeutics, Inc. (a)(b)	44,737	76,053
Matinas BioPharma Holdings, Inc. (a)(b)	194,366	207,972
MediciNova, Inc. (a)(b)	60,896	361,722
MEI Pharma, Inc. (a)	133,578	384,705
Merrimack Pharmaceuticals, Inc.	15,717	61,611
Mersana Therapeutics, Inc. (a)	79,918	2,036,311
Minerva Neurosciences, Inc. (a)	45,867	178,423
Miragen Therapeutics, Inc. (a)	1,856	32,740
Miragen Therapeutics, Inc. rights (a)(c)	27,850	0
Mirati Therapeutics, Inc. (a)	64,235	15,278,295
Mirum Pharmaceuticals, Inc. (a)(b)	12,900	302,505
Moderna, Inc. (a)(b)	442,890	67,647,019
Molecular Templates, Inc. (a)	41,328	369,886
Moleculin Biotech, Inc. (a)	26,434	20,619
Morphic Holding, Inc. (a)	11,469	359,783
Mustang Bio, Inc. (a)	51,963	192,263
Myriad Genetics, Inc. (a)	116,550	2,044,287
NanoViricides, Inc. (a)(b)	8,252	32,265
NantKwest, Inc. (a)(b)	53,596	513,450
Natera, Inc. (a)	112,390	9,920,665
Navidea Biopharmaceuticals, Inc. (a)	7,141	17,281
Neoleukin Therapeutics, Inc. (a)(b)	48,042	609,653
Neubase Therapeutics, Inc. (a)(b)	1,139	8,736
Neurobo Pharmaceuticals, Inc. (a)(b)	380	2,056
Neurobo Pharmaceuticals, Inc. rights (a)(c)	380	0
Neurocrine Biosciences, Inc. (a)	141,119	13,397,838
Neurotrope, Inc. (a)	5,457	5,730
NewLink Genetics Corp. (a)(b)	3,251	49,058
NextCure, Inc. (a)(b)	17,599	178,102
Nkarta, Inc. (a)	35,577	1,184,003
Novavax, Inc. (a)(b)	84,088	11,730,276
Nurix Therapeutics, Inc. (a)(b)	25,933	1,105,264
Ocugen, Inc. (a)	961	307
Ocuphire Pharma, Inc. (a)	621	3,825
Ocuphire Pharma, Inc. rights (a)(c)	621	565
OncoCyte Corp. (a)	42,540	82,102
OncoSec Medical, Inc. (a)	9,506	49,431
Oncternal Therapeutics, Inc. (a)	2,063	5,756
Oncternal Therapeutics, Inc. rights (a)(c)	2,146	0
Opko Health, Inc. (a)(b)	641,657	2,977,288
Oragenics, Inc. (a)(b)	704	299
Organogenesis Holdings, Inc. Class A (a)	26,298	135,435
Organovo Holdings, Inc. (a)(b)	11,895	101,702
ORIC Pharmaceuticals, Inc. (a)(b)	15,734	533,540
Outlook Therapeutics, Inc. (a)	7,165	8,598
OvaScience, Inc. (a)	11,776	21,786
Ovid Therapeutics, Inc. (a)(b)	46,991	321,418
Oyster Point Pharma, Inc. (a)(b)	9,218	202,151
Palatin Technologies, Inc. (a)(b)	273,268	120,566
Passage Bio, Inc.	22,599	463,505
PDL BioPharma, Inc. (a)(b)	218,274	552,233
PhaseBio Pharmaceuticals, Inc. (a)(b)	26,632	101,202
Pieris Pharmaceuticals, Inc. (a)(b)	79,436	231,953
Polarityte, Inc. (a)(b)	26,836	19,322
Precigen, Inc. (a)(b)	109,166	864,595
Precision BioSciences, Inc. (a)	52,196	650,884
Prevail Therapeutics, Inc. (a)	11,879	121,997
Protagonist Therapeutics, Inc. (a)	50,311	1,215,514
Protara Therapeutics, Inc. (a)	1,608	38,672
Proteostasis Therapeutics, Inc. (a)	58,487	61,996
Prothena Corp. PLC (a)	66,285	750,346
PTC Therapeutics, Inc. (a)(b)	97,641	6,109,397
Puma Biotechnology, Inc. (a)(b)	56,522	635,873
Qualigen Therapeutics, Inc. (a)(b)	15,124	52,632
Radius Health, Inc. (a)	68,394	1,079,257
RAPT Therapeutics, Inc. (a)	10,416	225,715
Recro Pharma, Inc. (a)	26,670	63,741
Regeneron Pharmaceuticals, Inc. (a)	154,748	79,854,610
REGENXBIO, Inc. (a)	50,153	1,747,331
Regulus Therapeutics, Inc. (a)	5,043	3,178
Relay Therapeutics, Inc. (a)(b)	37,931	2,022,102
Repligen Corp. (a)	71,645	13,588,907
Replimune Group, Inc. (a)	37,053	1,914,899
Revolution Medicines, Inc.	70,289	3,066,709
Rhythm Pharmaceuticals, Inc. (a)(b)	45,703	1,414,508
Rigel Pharmaceuticals, Inc. (a)	264,536	801,544
Rocket Pharmaceuticals, Inc. (a)(b)	50,751	1,571,251
Rubius Therapeutics, Inc. (a)(b)	57,068	357,816
Sage Therapeutics, Inc. (a)(b)	74,912	5,550,230
Salarius Pharmaceuticals, Inc. (a)(b)	287	195
Salarius Pharmaceuticals, Inc. rights (a)(c)	7,499	922
Sangamo Therapeutics, Inc. (a)(b)	179,540	1,793,605
Sarepta Therapeutics, Inc. (a)	115,967	16,335,112
Savara, Inc. (a)	39,095	52,387
Scholar Rock Holding Corp. (a)	28,218	1,405,821
Seagen, Inc. (a)	182,698	31,115,296
Selecta Biosciences, Inc. (a)(b)	126,733	425,823
Seneca Biopharma, Inc. (a)(b)	289	188
Seres Therapeutics, Inc. (a)(b)	85,259	2,354,001
Sesen Bio, Inc. (a)	103,975	128,929
Soleno Therapeutics, Inc. (a)	36,789	72,106
Solid Biosciences, Inc. (a)	20,178	66,789
Soligenix, Inc. (a)(b)	23,654	53,695
Sorrento Therapeutics, Inc. (a)(b)	309,723	2,539,729
Spectrum Pharmaceuticals, Inc. (a)	167,060	786,853
Spero Therapeutics, Inc. (a)(b)	14,529	240,746
Spring Bank Pharmaceuticals, Inc. (a)	1,612	11,332
Springworks Therapeutics, Inc. (a)(b)	39,413	2,579,187
Stoke Therapeutics, Inc. (a)(b)	21,354	1,112,330
Sunesis Pharmaceuticals, Inc. (a)(b)	9,093	16,913
Surface Oncology, Inc. (a)(b)	23,842	215,532
Sutro Biopharma, Inc. (a)(b)	33,257	568,695
Syndax Pharmaceuticals, Inc. (a)	42,837	992,533
Synlogic, Inc. (a)	30,139	70,525
Synthetic Biologics, Inc. (a)	1,708	637
Syros Pharmaceuticals, Inc. (a)	56,014	456,514
T2 Biosystems, Inc. (a)(b)	153,886	170,813
TCR2 Therapeutics, Inc. (a)	32,117	875,028
TG Therapeutics, Inc. (a)	153,507	4,503,895
TONIX Pharmaceuticals Holding (a)	119,034	72,742
TRACON Pharmaceuticals, Inc. (a)	290	2,912
Translate Bio, Inc. (a)(b)	95,516	2,122,366
Travere Therapeutics, Inc. (a)(b)	64,592	1,481,095
Trevena, Inc. (a)(b)	184,272	462,523
Turning Point Therapeutics, Inc. (a)	59,730	6,361,245
Twist Bioscience Corp. (a)	62,799	7,017,160
Tyme, Inc. (a)(b)	58,665	61,598
Ultragenyx Pharmaceutical, Inc. (a)	89,935	10,660,895
uniQure B.V. (a)(b)	67,916	3,265,401
United Therapeutics Corp. (a)	67,843	8,998,696
UNITY Biotechnology, Inc. (a)(b)	45,725	275,722
Vanda Pharmaceuticals, Inc. (a)(b)	81,321	992,929
Vaxart, Inc. (a)(b)	170,682	1,362,042
Vaxcyte, Inc.	32,457	1,041,870
VBI Vaccines, Inc. (a)(b)	337,139	1,154,701
Veracyte, Inc. (a)(b)	82,391	4,491,133
Verastem, Inc. (a)	174,347	350,437
Vericel Corp. (a)	66,657	1,702,420
Vertex Pharmaceuticals, Inc. (a)	387,461	88,244,243
Viela Bio, Inc. (a)(b)	20,495	785,778
Viking Therapeutics, Inc. (a)(b)	103,485	665,409
Vir Biotechnology, Inc. (a)(b)	100,871	3,215,767
VistaGen Therapeutics, Inc. (a)(b)	15,774	12,028
Voyager Therapeutics, Inc. (a)(b)	41,094	341,902
vTv Therapeutics, Inc. Class A (a)(b)	39,197	81,530
X4 Pharmaceuticals, Inc. (a)	23,599	155,753
Xbiotech, Inc. (a)(b)	22,587	430,508
Xencor, Inc. (a)	79,324	3,356,992
XOMA Corp. (a)(b)	9,681	320,538
Y-mAbs Therapeutics, Inc. (a)	35,741	1,818,145
Yield10 Bioscience, Inc. (a)	12	84
Zentalis Pharmaceuticals, Inc. (b)	17,630	898,425
ZIOPHARM Oncology, Inc. (a)(b)	268,544	751,923
		1,547,357,536
Health Care Equipment & Supplies - 3.6%
Abbott Laboratories	2,617,458	283,261,305
Abiomed, Inc. (a)	66,408	18,202,433
Accelerate Diagnostics, Inc. (a)(b)	41,564	325,446
Accuray, Inc. (a)(b)	142,466	635,398
Acutus Medical, Inc. (a)(b)	19,590	556,748
Akers Biosciences, Inc. (a)	549	1,120
Align Technology, Inc. (a)	105,731	50,887,273
Alphatec Holdings, Inc. (a)(b)	59,600	625,800
Angiodynamics, Inc. (a)	60,242	856,641
Antares Pharma, Inc. (a)	244,285	762,169
Apollo Endosurgery, Inc. (a)	72	346
Aspira Women's Health, Inc. (a)(b)	96,866	470,769
Atricure, Inc. (a)	66,323	2,883,724
Atrion Corp.	2,018	1,210,800
Avanos Medical, Inc. (a)	70,008	2,967,639
Avinger, Inc. (a)	3,961	1,161
AxoGen, Inc. (a)	53,815	769,016
Axonics Modulation Technologies, Inc. (a)(b)	49,107	2,155,306
Baxter International, Inc.	747,309	56,847,796
Becton, Dickinson & Co.	428,491	100,626,826
Bellerophon Therapeutics, Inc. (a)	7,640	54,702
Beyond Air, Inc. (a)(b)	12,451	66,488
BioLase Technology, Inc. (a)	4,396	1,323
BioLife Solutions, Inc. (a)	40,858	1,470,479
Biomerica, Inc. (a)(b)	3,201	22,247
BioSig Technologies, Inc. (a)	30,625	140,875
Boston Scientific Corp. (a)	2,112,137	70,017,342
Bovie Medical Corp. (a)(b)	40,988	313,558
Cantel Medical Corp.	56,410	3,352,446
Cardiovascular Systems, Inc. (a)	54,358	1,873,177
Cerus Corp. (a)	262,826	1,747,793
Chembio Diagnostics, Inc. (a)(b)	13,548	77,766
Co.-Diagnostics, Inc. (a)(b)	37,211	436,113
ConforMis, Inc. (a)(b)	98,971	63,391
CONMED Corp. (b)	42,964	4,377,602
Cryolife, Inc. (a)(b)	50,383	1,048,974
CryoPort, Inc. (a)(b)	56,318	2,739,871
Cutera, Inc. (a)	20,410	510,658
CytoSorbents Corp. (a)(b)	49,024	411,311
Danaher Corp.	934,029	209,810,934
Dare Bioscience, Inc. (a)(b)	12,167	18,007
DarioHealth Corp. (a)	5,812	72,999
Dentsply Sirona, Inc.	323,603	16,468,157
DexCom, Inc. (a)	141,332	45,181,014
Edwards Lifesciences Corp. (a)	918,089	77,018,486
Ekso Bionics Holdings, Inc. (a)	5,328	30,529
electroCore, Inc. (a)(b)	16,651	24,977
Electromed, Inc. (a)	6,101	61,559
ENDRA Life Sciences, Inc. (a)(b)	2,359	1,938
Envista Holdings Corp. (a)	237,856	7,071,459
Fonar Corp. (a)	12,634	242,699
Genmark Diagnostics, Inc. (a)	96,211	1,286,341
Glaukos Corp. (a)(b)	64,448	4,348,951
Globus Medical, Inc. (a)	113,278	6,805,742
Haemonetics Corp. (a)	75,513	8,521,642
Helius Medical Technologies, Inc. (U.S.) (a)(b)	18,755	7,071
Heska Corp. (a)	12,927	1,615,875
Hill-Rom Holdings, Inc.	98,459	9,339,821
Hologic, Inc. (a)	383,067	26,481,422
ICU Medical, Inc. (a)	29,068	5,485,132
IDEXX Laboratories, Inc. (a)	125,621	57,908,769
Inari Medical, Inc.	15,027	1,037,915
Inogen, Inc. (a)	25,877	907,506
Insulet Corp. (a)	96,823	24,952,255
Integer Holdings Corp. (a)	48,108	3,468,106
Integra LifeSciences Holdings Corp. (a)	106,443	5,825,625
IntriCon Corp. (a)	10,604	183,873
Intuitive Surgical, Inc. (a)	172,881	125,520,250
Invacare Corp.	53,582	457,054
InVivo Therapeutics Holdings Corp. (a)	44	27
IRadimed Corp. (a)	7,211	176,742
iRhythm Technologies, Inc. (a)	42,155	10,307,319
Iridex Corp. (a)	3,436	5,807
Kewaunee Scientific Corp. (a)	970	9,225
Lantheus Holdings, Inc. (a)	99,753	1,312,749
LeMaitre Vascular, Inc. (b)	27,378	1,078,419
LENSAR, Inc. (a)	16,562	141,936
LivaNova PLC (a)	72,105	3,810,749
Masimo Corp. (a)	74,675	19,004,041
Medtronic PLC	1,986,107	225,820,366
Meridian Bioscience, Inc. (a)	68,037	1,285,899
Merit Medical Systems, Inc. (a)	77,335	4,258,838
Mesa Laboratories, Inc. (b)	6,724	1,827,314
Microbot Medical, Inc. (a)(b)	10,061	81,897
Milestone Scientific, Inc. (a)(b)	20,141	33,837
Misonix, Inc. (a)	20,700	288,558
Motus GI Holdings, Inc. (a)	46,375	43,124
MRI Interventions, Inc. (a)(b)	7,305	78,164
Myomo, Inc. (a)	259	1,910
Natus Medical, Inc. (a)	54,010	1,129,889
Neogen Corp. (a)	80,107	5,945,542
Neuronetics, Inc. (a)	12,522	107,814
Nevro Corp. (a)	50,975	8,219,719
Novocure Ltd. (a)	123,767	15,551,324
NuVasive, Inc. (a)	78,100	3,617,592
Obalon Therapeutics, Inc. (a)	532	495
OraSure Technologies, Inc. (a)	102,455	1,229,460
Orthofix International NV (a)	29,409	1,081,075
OrthoPediatrics Corp. (a)(b)	17,000	777,920
Penumbra, Inc. (a)(b)	49,270	10,933,013
Predictive Oncology, Inc. (a)(b)	1,361	957
Pro-Dex, Inc. (a)	3,436	129,262
Pulse Biosciences, Inc. (a)(b)	19,002	283,130
Pulse Biosciences, Inc. warrants 5/14/25 (a)(b)	483	4,515
Quidel Corp. (a)	57,202	11,157,250
Quotient Ltd. (a)	147,087	1,020,784
Repro Medical Systems, Inc. (a)	30,290	136,305
ResMed, Inc.	214,312	44,919,795
Retractable Technologies, Inc. (a)(b)	14,900	172,542
Rockwell Medical Technologies, Inc. (a)(b)	82,108	86,213
RTI Biologics, Inc. (a)	96,883	218,956
Seaspine Holdings Corp. (a)	32,323	459,633
Second Sight Medical Products, Inc. (a)	4,133	4,017
Senseonics Holdings, Inc. (a)(b)	165,924	61,392
Shockwave Medical, Inc. (a)(b)	50,181	4,909,207
SI-BONE, Inc. (a)	30,711	711,267
Sientra, Inc. (a)	75,805	391,912
Silk Road Medical, Inc. (a)	53,799	3,082,683
Sintx Technologies, Inc. (a)(b)	5,365	10,194
SmileDirectClub, Inc. (a)(b)	116,144	1,428,571
Soliton, Inc. (a)	12,391	113,749
Staar Surgical Co. (a)	70,262	5,007,573
Stereotaxis, Inc. (a)	70,224	301,963
STERIS PLC	125,524	24,327,806
STRATA Skin Sciences, Inc. (a)	566	923
Stryker Corp.	482,802	112,685,987
SurModics, Inc. (a)	20,822	779,576
Tactile Systems Technology, Inc. (a)(b)	29,463	1,270,150
Tandem Diabetes Care, Inc. (a)	89,148	8,369,214
Tela Bio, Inc. (a)	4,995	81,768
Teleflex, Inc.	69,066	26,435,012
The Cooper Companies, Inc.	72,927	24,446,589
Thermogenesis Holdings, Inc. (a)	57	142
TransEnterix, Inc. (a)(b)	22,550	10,599
TransMedics Group, Inc. (a)(b)	24,206	359,943
Utah Medical Products, Inc.	6,131	529,289
Vapotherm, Inc. (a)(b)	30,843	776,010
Varex Imaging Corp. (a)	60,791	1,013,994
Varian Medical Systems, Inc. (a)	134,978	23,483,472
Venus Concept, Inc. (a)(b)	16,173	38,492
ViewRay, Inc. (a)	174,160	668,774
Viveve Medical, Inc. (a)	320	171
VolitionRx Ltd. (a)(b)	47,170	154,718
West Pharmaceutical Services, Inc.	109,520	30,135,523
Zimmer Biomet Holdings, Inc.	304,471	45,402,716
Zosano Pharma Corp. (a)(b)	31,634	20,872
Zynex, Inc. (a)(b)	27,750	387,390
		1,947,081,704
Health Care Providers & Services - 2.5%
1Life Healthcare, Inc. (a)(b)	111,319	3,659,056
Acadia Healthcare Co., Inc. (a)	130,864	5,555,177
Addus HomeCare Corp. (a)	20,640	2,048,520
Amedisys, Inc. (a)	48,592	11,894,836
American Renal Associates Holdings, Inc. (a)	26,470	302,023
AmerisourceBergen Corp.	215,713	22,242,167
AMN Healthcare Services, Inc. (a)	70,476	4,592,216
Anthem, Inc.	371,303	115,668,311
Apollo Medical Holdings, Inc. (a)	38,534	702,089
BioScrip, Inc. (a)	71,950	1,133,213
BioTelemetry, Inc. (a)	46,475	2,575,180
Brookdale Senior Living, Inc. (a)	289,527	1,227,594
Caladrius Biosciences, Inc. (a)	6,721	10,216
Capital Senior Living Corp. (a)	37,902	32,975
Cardinal Health, Inc.	438,318	23,927,780
Castle Biosciences, Inc. (a)(b)	26,975	1,282,931
Centene Corp. (a)	855,117	52,717,963
Chemed Corp.	23,519	11,247,962
Cigna Corp.	542,229	113,401,773
Community Health Systems, Inc. (a)	183,182	1,498,429
Corvel Corp. (a)	13,314	1,192,269
Covetrus, Inc. (a)	147,145	3,975,122
Cross Country Healthcare, Inc. (a)	52,702	458,507
CVS Health Corp.	1,931,680	130,948,587
DaVita HealthCare Partners, Inc. (a)	110,560	12,145,016
DFB Healthcare Acquisitions Co. (a)	63,382	1,892,587
Encompass Health Corp.	147,660	11,898,443
Enzo Biochem, Inc. (a)	55,775	121,032
Exagen, Inc. (a)(b)	5,198	77,242
Five Star Senior Living, Inc. (a)	29,657	174,976
Fulgent Genetics, Inc. (a)(b)	16,258	730,309
Genesis HealthCare, Inc. Class A (a)(b)	51,369	25,916
Guardant Health, Inc. (a)	124,173	15,039,834
Hanger, Inc. (a)	60,810	1,379,779
HCA Holdings, Inc.	387,583	58,180,084
HealthEquity, Inc. (a)(b)	115,183	8,257,469
Henry Schein, Inc. (a)	210,455	13,534,361
Humana, Inc.	195,220	78,189,514
InfuSystems Holdings, Inc. (a)	19,452	311,232
Interpace Diagnostics Group, Inc. (a)(b)	5,524	17,511
Laboratory Corp. of America Holdings (a)	144,136	28,804,138
LHC Group, Inc. (a)(b)	46,740	9,175,997
Magellan Health Services, Inc. (a)	34,113	2,696,633
McKesson Corp.	238,189	42,852,583
MEDNAX, Inc. (a)	133,341	2,694,822
Molina Healthcare, Inc. (a)	87,418	17,844,636
National Healthcare Corp.	15,296	951,717
National Research Corp. Class A	19,538	1,002,495
Ontrak, Inc. (a)(b)	10,311	511,941
Owens & Minor, Inc.	106,166	2,734,836
Patterson Companies, Inc. (b)	125,694	3,489,265
Pennant Group, Inc. (a)	37,879	1,920,087
PetIQ, Inc. Class A (a)(b)	32,178	926,083
Precipio, Inc. (a)(b)	9,930	22,343
Premier, Inc. (b)	100,015	3,542,531
Progyny, Inc. (a)(b)	57,418	2,037,765
Providence Service Corp. (a)	17,298	2,348,895
Psychemedics Corp.	1,921	8,299
Quest Diagnostics, Inc.	197,265	24,456,915
R1 RCM, Inc. (a)	164,090	3,327,745
RadNet, Inc. (a)(b)	64,454	1,200,133
Select Medical Holdings Corp. (a)	166,790	4,019,639
Sharps Compliance Corp. (a)	8,947	71,129
Surgery Partners, Inc. (a)	30,711	750,270
Tenet Healthcare Corp. (a)	155,668	4,892,645
The Ensign Group, Inc.	75,923	5,456,586
The Joint Corp. (a)(b)	16,388	411,339
Tivity Health, Inc. (a)	67,888	1,251,176
Triple-S Management Corp. (a)(b)	40,675	911,527
U.S. Physical Therapy, Inc. (b)	19,660	2,088,285
UnitedHealth Group, Inc.	1,404,168	472,277,865
Universal Health Services, Inc. Class B	114,511	14,952,846
		1,373,903,367
Health Care Technology - 0.3%
Accolade, Inc. (a)(b)	22,303	1,157,749
Allscripts Healthcare Solutions, Inc.(a)	243,730	3,334,226
Castlight Health, Inc. Class B (a)	106,834	134,611
Cerner Corp.	448,139	33,538,723
Change Healthcare, Inc. (a)	327,317	5,606,940
Computer Programs & Systems, Inc.	19,541	555,551
Evolent Health, Inc. (a)(b)	117,656	1,709,542
Health Catalyst, Inc. (a)(b)	51,662	1,841,750
HealthStream, Inc. (a)	43,095	805,015
HMS Holdings Corp. (a)	135,625	4,261,338
HTG Molecular Diagnostics (a)(b)	3,005	16,317
iCAD, Inc. (a)(b)	27,213	272,674
Inovalon Holdings, Inc. Class A (a)	119,400	2,229,198
Inspire Medical Systems, Inc. (a)	41,894	7,781,392
NantHealth, Inc. (a)(b)	40,006	92,014
Nextgen Healthcare, Inc. (a)	74,870	1,328,194
Omnicell, Inc. (a)	64,007	6,711,134
OptimizeRx Corp. (a)	17,177	453,816
Phreesia, Inc. (a)(b)	40,506	1,788,745
Schrodinger, Inc.	51,400	3,576,412
Simulations Plus, Inc.	19,525	1,092,814
Tabula Rasa HealthCare, Inc. (a)(b)	32,153	1,107,992
Teladoc Health, Inc. (a)(b)	178,398	35,460,170
Veeva Systems, Inc. Class A (a)	199,791	55,316,134
Vocera Communications, Inc. (a)	50,551	1,710,140
		171,882,591
Life Sciences Tools & Services - 1.2%
10X Genomics, Inc. (a)	95,099	14,560,608
Adaptive Biotechnologies Corp. (a)	122,070	5,886,215
Agilent Technologies, Inc.	455,898	53,294,476
Avantor, Inc. (a)	757,240	20,657,507
Berkeley Lights, Inc. (a)(b)	13,924	1,153,743
Bio-Rad Laboratories, Inc. Class A (a)	31,895	17,175,458
Bio-Techne Corp.	57,683	17,495,831
BioNano Genomics, Inc. (a)(b)	20,338	9,966
Bruker Corp.	154,545	7,821,522
Champions Oncology, Inc. (a)	6,812	77,452
Charles River Laboratories International, Inc. (a)	74,038	17,363,392
ChromaDex, Inc. (a)(b)	54,643	271,029
Codexis, Inc. (a)(b)	76,381	1,414,576
Fluidigm Corp. (a)(b)	109,331	684,412
Harvard Bioscience, Inc. (a)	37,493	146,973
Illumina, Inc. (a)	215,429	69,387,527
IQVIA Holdings, Inc. (a)	281,986	47,652,814
Luminex Corp.	63,609	1,509,442
Medpace Holdings, Inc. (a)	39,624	5,086,137
Mettler-Toledo International, Inc. (a)	35,361	40,666,564
Nanostring Technologies, Inc. (a)	63,197	3,137,099
NeoGenomics, Inc. (a)(b)	165,111	7,855,981
Pacific Biosciences of California, Inc. (a)	260,443	4,117,604
PerkinElmer, Inc.	166,984	22,208,872
Personalis, Inc. (a)(b)	30,124	829,314
PPD, Inc.	158,779	5,557,265
PRA Health Sciences, Inc. (a)	96,328	10,808,002
Quanterix Corp. (a)(b)	30,243	1,306,195
Syneos Health, Inc. (a)	102,664	6,759,398
Thermo Fisher Scientific, Inc.	584,789	271,915,189
Waters Corp. (a)	90,960	21,103,630
		677,914,193
Pharmaceuticals - 3.4%
AcelRx Pharmaceuticals, Inc. (a)	108,373	162,560
Acer Therapeutics, Inc. (a)(b)	6,588	17,722
Aclaris Therapeutics, Inc. (a)	70,209	234,498
Adamis Pharmaceuticals Corp. (a)(b)	67,561	29,274
Adial Pharmaceuticals, Inc. (a)(b)	12,772	29,759
Aerie Pharmaceuticals, Inc. (a)(b)	71,019	881,346
Aerpio Pharmaceuticals, Inc. (a)	17,597	30,091
Agile Therapeutics, Inc. (a)(b)	85,166	240,168
Alimera Sciences, Inc. (a)	1,036	4,859
Amneal Pharmaceuticals, Inc. (a)	186,182	735,419
Amphastar Pharmaceuticals, Inc. (a)	53,532	950,728
Ampio Pharmaceuticals, Inc. (a)(b)	143,069	131,623
ANI Pharmaceuticals, Inc. (a)	13,713	405,356
ANI Pharmaceuticals, Inc. rights (a)(c)	21,445	0
Aquestive Therapeutics, Inc. (a)	29,801	210,395
Arvinas Holding Co. LLC (a)	35,278	853,728
Assertio Holdings, Inc. (a)(b)	96,805	40,658
AstraZeneca PLC rights (a)(c)	7,692	0
Avenue Therapeutics, Inc. (a)(b)	6,166	20,903
Axsome Therapeutics, Inc. (a)(b)	39,883	2,891,119
Aytu BioScience, Inc. (a)	107,710	95,194
Baudax Bio, Inc. (a)	10,668	12,268
Biodelivery Sciences International, Inc. (a)	137,019	520,672
BioPharmX Corp. (a)(b)	207	226
Bristol-Myers Squibb Co.	3,332,874	207,971,338
Cara Therapeutics, Inc. (a)(b)	62,748	920,513
Cassava Sciences, Inc. (a)(b)	27,522	212,470
Catalent, Inc. (a)	244,600	23,515,844
Cerecor, Inc. (a)	37,575	93,938
Chiasma, Inc. (a)(b)	54,386	232,772
Clearside Biomedical, Inc. (a)(b)	56,255	113,073
Cocrystal Pharma, Inc. (a)(b)	40,430	87,329
Collegium Pharmaceutical, Inc. (a)	48,770	901,757
ContraVir Pharmaceuticals, Inc. (a)(b)	188	314
Corcept Therapeutics, Inc. (a)(b)	162,181	3,671,778
CorMedix, Inc. (a)	43,608	392,472
Cumberland Pharmaceuticals, Inc. (a)	5,048	14,841
CymaBay Therapeutics, Inc. (a)	111,411	835,583
Durect Corp. (a)(b)	299,599	554,258
Elanco Animal Health, Inc. (a)	484,926	14,833,886
Elanco Animal Health, Inc. rights (a)(c)	71,624	1
Eli Lilly & Co.	1,172,965	170,842,352
Eloxx Pharmaceuticals, Inc. (a)	43,872	125,474
Endo International PLC (a)	316,530	1,607,972
Evofem Biosciences, Inc. (a)	60,892	136,398
Evoke Pharma, Inc. (a)	5,940	18,533
Evolus, Inc. (a)(b)	37,906	141,389
Eyenovia, Inc. (a)	16,586	58,217
Eyepoint Pharmaceuticals, Inc. (a)(b)	76,339	41,605
Fulcrum Therapeutics, Inc. (a)(b)	13,268	151,653
Harrow Health, Inc. (a)(b)	29,650	170,488
Horizon Therapeutics PLC (a)	318,599	22,438,928
IMARA, Inc. (b)	8,877	226,452
Innovate Biopharmaceuticals, Inc. (a)	134,856	130,972
Innoviva, Inc. (a)	104,032	1,087,655
Intersect ENT, Inc. (a)	47,960	917,475
Intra-Cellular Therapies, Inc. (a)(b)	102,113	2,413,951
Jazz Pharmaceuticals PLC (a)	83,203	11,707,494
Johnson & Johnson	3,892,149	563,116,117
Kala Pharmaceuticals, Inc. (a)(b)	76,793	572,876
Kaleido Biosciences, Inc. (a)(b)	20,113	158,490
Lannett Co., Inc. (a)	54,109	333,311
Lipocine, Inc. (a)(b)	14,559	23,294
Liquidia Technologies, Inc. (a)	14,596	40,723
Marinus Pharmaceuticals, Inc. (a)(b)	40,874	649,488
Merck & Co., Inc.	3,739,072	300,583,998
Nektar Therapeutics (a)(b)	264,646	4,337,548
Neos Therapeutics, Inc. (a)(b)	61,752	35,013
NGM Biopharmaceuticals, Inc. (a)(b)	25,291	599,397
NovaBay Pharmaceuticals, Inc. (a)(b)	4,499	2,789
Novan, Inc. (a)(b)	19,707	10,100
Novus Therapeutics, Inc. (a)(b)	179	4,454
Ocular Therapeutix, Inc. (a)	94,529	1,654,258
Odonate Therapeutics, Inc. (a)	21,403	321,473
Omeros Corp. (a)(b)	74,061	858,367
Onconova Therapeutics, Inc. (a)(b)	128,177	37,171
OptiNose, Inc. (a)(b)	48,331	195,741
Osmotica Pharmaceuticals PLC (a)	15,165	92,810
Otonomy, Inc. (a)	27,001	121,505
Pacira Biosciences, Inc. (a)	64,018	3,878,851
Paratek Pharmaceuticals, Inc. (a)(b)	35,522	219,881
Perrigo Co. PLC	205,303	9,899,711
Pfizer, Inc.	8,212,020	314,602,486
Phathom Pharmaceuticals, Inc. (a)(b)	19,150	820,003
Phibro Animal Health Corp. Class A	34,216	646,340
Pliant Therapeutics, Inc. (b)	6,553	180,339
Plx Pharma PLC/New (a)(b)	205	1,228
Prestige Brands Holdings, Inc. (a)	71,557	2,545,282
ProPhase Labs, Inc. (b)	5,086	53,301
Provention Bio, Inc. (a)(b)	55,250	828,198
Pulmatrix, Inc. (a)(b)	13,881	19,156
Reata Pharmaceuticals, Inc. (a)	38,801	5,926,853
Relmada Therapeutics, Inc. (a)(b)	23,025	818,769
resTORbio, Inc. (a)	3,198	39,431
resTORbio, Inc. rights (a)(c)	3,198	0
Revance Therapeutics, Inc. (a)	105,313	2,542,256
Royalty Pharma PLC	120,000	5,112,000
Satsuma Pharmaceuticals, Inc. (a)	10,782	48,519
scPharmaceuticals, Inc. (a)	4,001	36,889
SCYNEXIS, Inc. (a)(b)	8,775	58,354
Seelos Therapeutics, Inc. (a)	32,617	31,965
Seelos Therapeutics, Inc. rights (a)(b)(c)	1,387	0
SIGA Technologies, Inc. (a)	87,379	605,536
Strongbridge Biopharma PLC (a)	41,930	116,146
Supernus Pharmaceuticals, Inc. (a)	80,952	1,724,278
Teligent, Inc. (a)	9,911	5,649
TFF Pharmaceuticals, Inc. (a)(b)	9,406	147,768
TherapeuticsMD, Inc. (a)(b)	340,709	456,550
Theravance Biopharma, Inc. (a)(b)	70,286	1,166,045
Titan Pharmaceuticals, Inc. (a)	1,327	226
Tricida, Inc. (a)(b)	43,247	316,136
Urovant Sciences Ltd. (a)	13,986	224,755
Verrica Pharmaceuticals, Inc. (a)(b)	20,020	183,183
Viatris, Inc. (a)	1,777,844	29,903,336
Vyne Therapeutics, Inc. (a)(b)	237,052	402,988
WAVE Life Sciences (a)	28,382	250,329
Xeris Pharmaceuticals, Inc. (a)(b)	48,031	209,415
Zoetis, Inc. Class A	702,773	112,710,734
Zogenix, Inc. (a)	77,265	1,655,789
Zynerba Pharmaceuticals, Inc. (a)(b)	30,528	141,650
		1,847,346,989

TOTAL HEALTH CARE		7,565,486,380

INDUSTRIALS - 9.4%
Aerospace & Defense - 1.6%
AAR Corp.	52,723	1,495,752
Aerojet Rocketdyne Holdings, Inc. (a)	109,919	4,114,268
AeroVironment, Inc. (a)(b)	33,586	2,867,909
Air Industries Group, Inc. (a)	17,165	22,829
Astronics Corp. (a)	36,309	414,649
Astrotech Corp. (a)	1,228	2,395
Axon Enterprise, Inc. (a)	94,416	11,867,147
BWX Technologies, Inc.	141,415	8,043,685
CPI Aerostructures, Inc. (a)	4,217	13,452
Cubic Corp.	47,125	2,759,640
Curtiss-Wright Corp.	61,293	7,064,631
Ducommun, Inc. (a)	17,333	861,797
General Dynamics Corp.	342,182	51,104,882
Harris Corp.	319,371	61,316,038
HEICO Corp.	76,622	9,468,947
HEICO Corp. Class A	92,870	10,285,353
Hexcel Corp.	126,641	6,271,262
Howmet Aerospace, Inc.	576,799	13,531,705
Huntington Ingalls Industries, Inc.	59,523	9,534,989
Innovative Solutions & Support, Inc.	15,429	102,911
Kaman Corp.	44,288	2,315,820
Kratos Defense & Security Solutions, Inc. (a)(b)	187,826	3,976,276
Lockheed Martin Corp.	364,007	132,862,555
Maxar Technologies, Inc. (b)	90,646	2,520,865
Mercury Systems, Inc. (a)	84,825	6,041,237
Moog, Inc. Class A	44,990	3,480,426
National Presto Industries, Inc.	6,947	590,842
Northrop Grumman Corp.	229,170	69,268,924
PAE, Inc. (a)	82,532	793,133
Park Aerospace Corp.	27,841	354,416
Parsons Corp. (a)(b)	29,539	965,925
Raytheon Technologies Corp.	2,255,743	161,781,888
SIFCO Industries, Inc. (a)	628	2,386
Spirit AeroSystems Holdings, Inc. Class A	162,566	5,527,244
Teledyne Technologies, Inc. (a)	54,492	20,594,706
Textron, Inc.	337,153	15,205,600
The Boeing Co.	783,597	165,111,724
TransDigm Group, Inc.	79,808	46,223,996
Triumph Group, Inc.	81,304	1,070,774
Vectrus, Inc. (a)	17,816	849,289
Virgin Galactic Holdings, Inc. (a)(b)	189,068	5,031,099
		845,713,366
Air Freight & Logistics - 0.6%
Air Transport Services Group, Inc. (a)	93,086	2,861,464
Atlas Air Worldwide Holdings, Inc. (a)	40,197	2,243,395
C.H. Robinson Worldwide, Inc.	198,067	18,612,356
Echo Global Logistics, Inc. (a)	43,365	1,231,132
Expeditors International of Washington, Inc.	247,596	22,127,655
FedEx Corp.	355,927	102,001,560
Forward Air Corp.	41,542	3,035,474
Hub Group, Inc. Class A (a)	49,707	2,714,996
Radiant Logistics, Inc. (a)	55,584	329,057
United Parcel Service, Inc. Class B	1,044,822	178,737,700
XPO Logistics, Inc. (a)	135,301	14,433,911
		348,328,700
Airlines - 0.3%
Alaska Air Group, Inc.	182,379	9,295,858
Allegiant Travel Co.	19,125	3,254,884
American Airlines Group, Inc. (b)	805,447	11,380,966
Delta Air Lines, Inc.	942,622	37,940,536
Hawaiian Holdings, Inc. (b)	74,937	1,518,224
JetBlue Airways Corp. (a)	398,791	6,017,756
Mesa Air Group, Inc. (a)	46,385	295,936
SkyWest, Inc.	74,017	3,177,550
Southwest Airlines Co.	872,972	40,453,522
Spirit Airlines, Inc. (a)	130,807	2,960,162
United Airlines Holdings, Inc. (a)	426,551	19,216,123
		135,511,517
Building Products - 0.6%
A.O. Smith Corp.	195,999	11,036,704
AAON, Inc. (b)	57,580	3,750,185
Advanced Drain Systems, Inc.	74,598	5,203,211
Allegion PLC	136,217	15,534,187
Alpha PRO Tech Ltd. (a)(b)	16,372	206,942
American Woodmark Corp. (a)	23,880	2,089,739
Apogee Enterprises, Inc.	40,871	1,072,455
Armstrong Flooring, Inc. (a)	37,559	133,710
Armstrong World Industries, Inc.	72,407	5,579,683
Builders FirstSource, Inc. (a)	176,908	6,618,128
Carrier Global Corp.	1,204,969	45,873,170
Cornerstone Building Brands, Inc. (a)	74,828	653,997
CSW Industrials, Inc.	23,129	2,481,510
Fortune Brands Home & Security, Inc.	200,435	16,736,323
Gibraltar Industries, Inc. (a)	50,335	3,294,929
Griffon Corp.	76,748	1,600,196
Insteel Industries, Inc.	26,755	618,843
Jeld-Wen Holding, Inc. (a)	104,712	2,532,983
Johnson Controls International PLC	1,089,539	50,162,376
Lennox International, Inc.	51,248	14,750,712
Masco Corp.	379,574	20,371,737
Masonite International Corp. (a)	35,826	3,584,391
Owens Corning	162,722	11,857,552
PGT Innovations, Inc. (a)	97,375	1,813,123
Quanex Building Products Corp.	51,529	1,061,497
Resideo Technologies, Inc. (a)	207,398	3,834,789
Simpson Manufacturing Co. Ltd.	61,105	5,615,550
The AZEK Co., Inc.	105,388	3,764,459
Trane Technologies PLC	351,855	51,455,275
Trex Co., Inc. (a)(b)	171,922	12,863,204
UFP Industries, Inc.	91,934	4,932,259
		311,083,819
Commercial Services & Supplies - 0.5%
ABM Industries, Inc.	97,943	3,770,806
ACCO Brands Corp.	137,043	1,049,749
Acme United Corp.	9,376	310,533
ADT, Inc.	223,570	1,737,139
Aqua Metals, Inc. (a)(b)	89,321	116,117
ARC Document Solutions, Inc.	47,602	69,023
Brady Corp. Class A	69,639	3,076,651
BrightView Holdings, Inc. (a)	49,547	675,821
Casella Waste Systems, Inc. Class A (a)	63,655	3,830,758
CECO Environmental Corp. (a)	48,247	357,028
Charah Solutions, Inc. (a)(b)	8,915	25,319
Cimpress PLC (a)(b)	28,123	2,520,664
Cintas Corp.	127,610	45,339,833
Clean Harbors, Inc. (a)	77,687	5,622,208
Copart, Inc. (a)	303,944	35,090,335
Covanta Holding Corp.	183,941	2,280,868
Deluxe Corp.	64,167	1,651,659
Document Security Systems, Inc. (a)(b)	117	628
Ennis, Inc.	41,340	676,736
Fuel Tech, Inc. (a)(b)	36,624	161,146
Harsco Corp. (a)(b)	123,086	2,086,308
Healthcare Services Group, Inc. (b)	107,557	2,545,874
Heritage-Crystal Clean, Inc. (a)	20,655	398,022
Herman Miller, Inc.	90,277	3,217,472
HNI Corp.	67,916	2,476,217
Hudson Technologies, Inc. (a)	53,713	71,975
IAA Spinco, Inc. (a)	199,691	11,965,485
Industrial Services of America, Inc. (a)(c)	1,142	40
Interface, Inc.	99,616	831,296
KAR Auction Services, Inc.	188,278	3,398,418
Kimball International, Inc. Class B	60,232	658,336
Knoll, Inc.	77,008	1,051,929
Matthews International Corp. Class A	50,831	1,358,713
McGrath RentCorp.	33,997	2,163,569
Montrose Environmental Group, Inc. (a)(b)	10,453	286,308
MSA Safety, Inc.	53,327	7,969,187
NL Industries, Inc.	6,623	30,996
Odyssey Marine Exploration, Inc. (a)(b)	13,660	94,254
Performant Financial Corp. (a)	21,888	17,095
Perma-Fix Environmental Services, Inc. (a)	4,892	31,407
PICO Holdings, Inc. (a)	28,565	249,087
Pitney Bowes, Inc. (b)	260,205	1,483,169
Quad/Graphics, Inc.	51,262	158,912
Quest Resource Holding Corp. (a)	2,099	4,261
R.R. Donnelley & Sons Co.	105,289	147,405
Republic Services, Inc.	312,430	30,218,230
Rollins, Inc.	217,457	12,434,191
SP Plus Corp. (a)	36,338	1,033,453
Steelcase, Inc. Class A	136,452	1,657,892
Stericycle, Inc. (a)	137,034	9,652,675
Team, Inc. (a)	49,846	434,159
Tetra Tech, Inc.	81,509	9,719,948
The Brink's Co. (b)	72,914	4,892,529
U.S. Ecology, Inc.	42,130	1,427,786
UniFirst Corp.	22,324	4,127,261
Viad Corp.	31,895	955,893
Virco Manufacturing Co. (a)	1,891	4,406
VSE Corp.	13,724	469,361
Waste Management, Inc.	573,639	68,337,614
		296,424,154
Construction & Engineering - 0.2%
AECOM (a)	238,073	12,353,608
Aegion Corp. (a)	51,356	880,755
Ameresco, Inc. Class A (a)(b)	26,938	1,200,088
API Group Corp. (a)(d)	193,998	3,006,969
Arcosa, Inc.	74,681	3,875,197
Argan, Inc.	22,412	1,030,728
Comfort Systems U.S.A., Inc.	57,179	2,881,250
Concrete Pumping Holdings, Inc. (a)	49,943	194,778
Construction Partners, Inc. Class A (a)	52,855	1,390,087
Dycom Industries, Inc. (a)	48,546	3,051,602
EMCOR Group, Inc.	79,574	6,857,687
Fluor Corp. (b)	214,120	3,697,852
Goldfield Corp. (a)	29,034	202,367
Granite Construction, Inc. (b)	72,408	1,782,685
Great Lakes Dredge & Dock Corp. (a)	110,448	1,246,958
HC2 Holdings, Inc. (a)(b)	108,085	362,085
IES Holdings, Inc. (a)	30,680	1,131,478
Infrastructure and Energy Alternatives, Inc. (a)	12,116	154,479
Jacobs Engineering Group, Inc.	189,460	20,431,366
Limbach Holdings, Inc. (a)	9,347	110,762
MasTec, Inc. (a)(b)	85,758	4,863,336
MYR Group, Inc. (a)	29,755	1,521,373
Northwest Pipe Co. (a)	13,993	402,719
NV5 Holdings, Inc. (a)	18,196	1,330,128
Orion Group Holdings, Inc. (a)	65,396	259,622
Primoris Services Corp.	57,610	1,397,043
Quanta Services, Inc.	204,401	13,968,764
Sterling Construction Co., Inc. (a)	40,894	653,895
Tutor Perini Corp. (a)	63,345	856,424
Valmont Industries, Inc.	29,286	4,773,032
Willscot Mobile Mini Holdings (a)	249,932	5,376,037
		101,245,154
Electrical Equipment - 0.6%
Acuity Brands, Inc. (b)	59,471	7,060,397
Allied Motion Technologies, Inc.	12,386	502,500
American Superconductor Corp. (a)(b)	29,752	591,470
AMETEK, Inc.	339,828	40,279,813
Atkore International Group, Inc. (a)	73,935	2,881,986
AZZ, Inc.	41,258	1,839,694
Babcock & Wilcox Enterprises, Inc. (a)	32,899	138,176
Bloom Energy Corp. Class A (a)(b)	126,789	3,108,866
Broadwind, Inc. (a)	11,239	52,374
Capstone Turbine Corp. (a)(b)	8,218	66,155
Eaton Corp. PLC	590,390	71,502,133
Emerson Electric Co.	881,070	67,683,797
Encore Wire Corp.	33,581	1,735,130
Energous Corp. (a)(b)	26,573	51,286
Energy Focus, Inc. (a)(b)	1,128	5,899
EnerSys	60,300	4,933,143
Envision Solar International, Inc. (a)(b)	6,901	236,359
Espey Manufacturing & Electronics Corp.	1,421	26,999
FuelCell Energy, Inc. (a)(b)	314,627	3,209,195
Generac Holdings, Inc. (a)	93,318	20,119,361
GrafTech International Ltd.	127,850	1,010,015
Hubbell, Inc. Class B	80,099	12,943,197
Ideal Power, Inc. (a)(b)	2,687	24,156
LSI Industries, Inc.	34,207	267,499
nVent Electric PLC	235,625	5,419,375
Orion Energy Systems, Inc. (a)	45,400	468,528
Plug Power, Inc. (a)(b)	649,432	17,138,510
Powell Industries, Inc.	13,069	337,572
Preformed Line Products Co.	4,117	249,696
Regal Beloit Corp.	61,529	7,324,412
Rockwell Automation, Inc.	171,085	43,722,483
Sensata Technologies, Inc. PLC (a)	233,317	11,392,869
Sunrun, Inc. (a)	227,369	14,569,806
Sunworks, Inc. (a)	18,310	92,466
Thermon Group Holdings, Inc. (a)	50,474	713,702
TPI Composites, Inc. (a)	49,750	2,001,443
Ultralife Corp. (a)	12,581	84,922
Vertiv Holdings Co.	338,553	6,334,327
Vicor Corp. (a)	30,206	2,475,684
		352,595,395
Industrial Conglomerates - 1.0%
3M Co.	850,186	146,852,628
Carlisle Companies, Inc.	82,276	11,916,033
General Electric Co.	12,920,765	131,533,388
Honeywell International, Inc.	1,035,086	211,074,737
Raven Industries, Inc.	57,098	1,440,012
Roper Technologies, Inc.	154,930	66,155,110
		568,971,908
Machinery - 1.9%
AGCO Corp.	90,859	8,405,366
AgEagle Aerial Systems, Inc. (a)(b)	64,410	186,145
Alamo Group, Inc.	15,689	2,129,311
Albany International Corp. Class A	45,189	3,096,802
Allison Transmission Holdings, Inc.	163,513	6,712,209
Altra Industrial Motion Corp. (b)	99,058	5,622,532
Astec Industries, Inc.	33,520	1,944,160
Barnes Group, Inc.	68,213	3,138,480
Blue Bird Corp. (a)	28,793	472,493
Caterpillar, Inc.	799,801	138,837,456
Chart Industries, Inc. (a)	51,867	5,360,973
CIRCOR International, Inc. (a)	30,957	1,023,748
Colfax Corp. (a)(b)	142,083	5,126,355
Columbus McKinnon Corp. (NY Shares)	40,338	1,524,373
Commercial Vehicle Group, Inc. (a)	49,365	350,985
Crane Co.	75,129	5,223,719
Cummins, Inc.	217,732	50,333,106
Deere & Co.	463,291	121,206,191
Donaldson Co., Inc.	184,613	9,828,796
Douglas Dynamics, Inc.	36,932	1,444,780
Dover Corp.	210,235	25,654,977
Eastern Co.	3,940	87,074
Energy Recovery, Inc. (a)(b)	52,282	557,849
Enerpac Tool Group Corp. Class A (b)	85,207	1,907,785
EnPro Industries, Inc.	27,987	1,981,759
ESCO Technologies, Inc.	37,749	3,733,376
Evoqua Water Technologies Corp. (a)	134,970	3,521,367
ExOne Co. (a)	15,564	185,523
Federal Signal Corp.	90,761	2,816,314
Flowserve Corp.	195,698	6,669,388
Fortive Corp.	495,305	34,735,740
Franklin Electric Co., Inc.	56,443	3,814,982
FreightCar America, Inc. (a)	13,689	36,276
Gates Industrial Corp. PLC (a)	69,210	891,425
Gencor Industries, Inc. (a)	10,152	122,433
Gorman-Rupp Co.	30,147	991,836
Graco, Inc.	247,778	16,784,482
Graham Corp.	19,661	310,447
Greenbrier Companies, Inc. (b)	49,729	1,659,457
Helios Technologies, Inc.	44,092	2,170,649
Hillenbrand, Inc.	115,572	4,330,483
Hurco Companies, Inc.	8,700	259,347
Hyster-Yale Materials Handling Class A (b)	15,716	865,009
IDEX Corp.	110,687	21,379,194
Illinois Tool Works, Inc.	424,626	89,634,302
Ingersoll Rand, Inc. (a)	546,360	24,187,357
ITT, Inc.	126,801	9,209,557
John Bean Technologies Corp.	45,595	5,040,983
Kadant, Inc.	18,348	2,346,893
Kennametal, Inc.	121,066	4,236,099
L.B. Foster Co. Class A (a)	14,144	205,937
Lincoln Electric Holdings, Inc. (b)	87,014	10,006,610
Lindsay Corp.	17,624	2,041,212
LiqTech International, Inc. (a)(b)	36,587	264,890
Lydall, Inc. (a)	28,433	779,064
Manitex International, Inc. (a)	15,946	71,119
Manitowoc Co., Inc. (a)	54,624	606,873
Mayville Engineering Co., Inc. (a)	18,124	199,726
Meritor, Inc. (a)	105,361	2,781,530
Middleby Corp. (a)	82,700	11,246,373
Miller Industries, Inc.	17,675	590,168
Mueller Industries, Inc.	90,632	2,969,104
Mueller Water Products, Inc. Class A	237,945	2,824,407
Navistar International Corp. (a)	75,314	3,333,398
Nikola Corp. (a)(b)	206,521	4,215,094
NN, Inc. (a)	69,869	437,729
Nordson Corp.	79,120	16,125,447
Omega Flex, Inc. (b)	5,305	751,825
Oshkosh Corp.	97,080	7,814,940
Otis Worldwide Corp.	600,061	40,168,083
PACCAR, Inc.	509,804	44,383,536
Park-Ohio Holdings Corp.	15,706	441,182
Parker Hannifin Corp.	189,191	50,563,187
Pentair PLC	243,267	12,606,096
Proto Labs, Inc. (a)(b)	39,882	5,510,097
RBC Bearings, Inc. (a)	37,726	6,369,658
REV Group, Inc.	39,010	360,452
Rexnord Corp.	178,260	6,686,533
Snap-On, Inc.	79,600	13,997,660
SPX Corp. (a)	69,731	3,572,319
SPX Flow, Inc. (a)	64,409	3,451,034
Standex International Corp.	19,510	1,472,225
Stanley Black & Decker, Inc.	235,269	43,362,429
Tennant Co.	29,693	1,994,182
Terex Corp.	99,683	3,090,173
The L.S. Starrett Co. Class A (a)	3,411	12,996
The Shyft Group, Inc.	46,504	1,205,849
Timken Co.	100,163	7,355,971
Titan International, Inc.	85,722	430,324
Toro Co.	158,866	14,410,735
TriMas Corp. (a)	70,659	1,888,715
Trinity Industries, Inc. (b)	141,030	3,222,536
Twin Disc, Inc. (a)	11,715	72,047
Wabash National Corp. (b)	87,724	1,550,960
Watts Water Technologies, Inc. Class A	39,387	4,614,187
Welbilt, Inc. (a)(b)	206,495	1,951,378
Westinghouse Air Brake Co.	262,575	19,246,748
Woodward, Inc.	85,155	9,522,884
Xylem, Inc.	265,737	25,502,780
		1,038,372,745
Marine - 0.0%
Eagle Bulk Shipping, Inc. (a)(b)	17,088	318,349
Genco Shipping & Trading Ltd. (b)	29,211	220,251
Kirby Corp. (a)	89,552	4,531,331
Matson, Inc.	62,394	3,626,963
		8,696,894
Professional Services - 0.6%
Acacia Research Corp. (a)	60,512	223,289
ASGN, Inc. (a)	77,475	6,056,996
Barrett Business Services, Inc.	11,784	786,111
BG Staffing, Inc.	12,200	155,550
CBIZ, Inc. (a)	85,697	2,075,581
CoreLogic, Inc.	118,275	9,166,313
CoStar Group, Inc. (a)	58,267	53,056,182
CRA International, Inc.	12,251	561,708
DLH Holdings Corp. (a)	1,275	11,628
Dun & Bradstreet Holdings, Inc. (a)(b)	193,179	5,179,129
Equifax, Inc.	179,377	29,938,021
Exponent, Inc.	77,201	6,408,455
Forrester Research, Inc. (a)	15,406	637,808
Franklin Covey Co. (a)	17,657	387,924
FTI Consulting, Inc. (a)	54,355	5,708,362
GP Strategies Corp. (a)	26,500	304,750
Heidrick & Struggles International, Inc.	31,157	813,198
Hill International, Inc. (a)	66,466	125,621
Hudson Global, Inc. (a)	984	9,879
Huron Consulting Group, Inc. (a)	34,357	1,514,113
ICF International, Inc.	28,824	2,087,722
IHS Markit Ltd.	552,959	54,997,302
Insperity, Inc.	53,591	4,582,031
Kelly Services, Inc. Class A (non-vtg.)	50,608	1,035,440
Kforce, Inc.	25,748	1,056,955
Korn Ferry	81,088	3,246,764
Manpower, Inc.	85,960	7,448,434
Mastech Digital, Inc. (a)	939	16,714
MISTRAS Group, Inc. (a)	27,338	142,704
Nielsen Holdings PLC	539,169	8,718,363
RCM Technologies, Inc. (a)	6,987	11,109
Red Violet, Inc. (a)(b)	6,964	186,426
Rekor Systems, Inc. (a)(b)	11,158	52,889
Resources Connection, Inc.	44,803	542,564
Robert Half International, Inc.	165,108	10,596,631
TransUnion Holding Co., Inc.	281,612	25,652,037
TriNet Group, Inc. (a)	59,836	4,487,700
TrueBlue, Inc. (a)	49,527	945,966
Upwork, Inc. (a)	134,340	4,395,605
Verisk Analytics, Inc.	240,941	47,781,010
Volt Information Sciences, Inc. (a)	4,406	9,649
Willdan Group, Inc. (a)	15,404	598,908
		301,713,541
Road & Rail - 1.2%
AMERCO	13,462	5,576,364
ArcBest Corp.	38,280	1,604,315
Avis Budget Group, Inc. (a)(b)	80,870	2,844,198
Covenant Transport Group, Inc. Class A (a)(b)	18,626	344,395
CSX Corp.	1,131,258	101,869,783
Daseke, Inc. (a)	95,990	647,933
Heartland Express, Inc.	75,406	1,393,503
HyreCar, Inc. (a)	7,702	54,607
J.B. Hunt Transport Services, Inc.	121,947	16,496,990
Kansas City Southern	139,118	25,899,598
Knight-Swift Transportation Holdings, Inc. Class A	185,224	7,647,899
Landstar System, Inc.	56,658	7,445,994
Lyft, Inc. (a)	361,034	13,780,668
Marten Transport Ltd.	89,350	1,575,241
Norfolk Southern Corp.	376,401	89,214,565
Old Dominion Freight Lines, Inc.	142,205	28,918,809
P.A.M. Transportation Services, Inc. (a)	2,677	123,410
Patriot Transportation Holding, Inc.	903	9,084
Ryder System, Inc.	76,468	4,528,435
Saia, Inc. (a)	39,177	6,837,954
Schneider National, Inc. Class B	42,903	896,673
U.S. Xpress Enterprises, Inc. (a)(b)	28,506	213,795
U.S.A. Truck, Inc. (a)	12,296	108,943
Uber Technologies, Inc. (a)	2,045,864	101,597,606
Union Pacific Corp.	1,002,887	204,669,179
Universal Logistics Holdings, Inc.	13,541	291,267
Werner Enterprises, Inc.	87,332	3,492,407
YRC Worldwide, Inc. (a)(b)	60,207	361,844
		628,445,459
Trading Companies & Distributors - 0.3%
AeroCentury Corp. (a)	486	1,040
Air Lease Corp. Class A	155,931	5,702,397
Alta Equipment Group, Inc. (a)	29,650	268,629
Applied Industrial Technologies, Inc.	61,017	4,785,563
Beacon Roofing Supply, Inc. (a)	76,343	2,778,122
BlueLinx Corp. (a)	14,536	379,390
BMC Stock Holdings, Inc. (a)	100,623	4,924,490
CAI International, Inc.	27,790	879,554
DXP Enterprises, Inc. (a)	24,899	524,373
EVI Industries, Inc. (a)(b)	6,377	215,798
Fastenal Co.	844,427	41,756,915
Foundation Building Materials, Inc. (a)	27,008	519,634
GATX Corp. (b)	51,554	4,111,947
General Finance Corp. (a)	25,366	206,479
GMS, Inc. (a)	64,086	2,001,406
H&E Equipment Services, Inc.	50,476	1,356,795
HD Supply Holdings, Inc. (a)	239,796	13,375,821
Herc Holdings, Inc. (a)	37,551	2,150,921
Houston Wire & Cable Co. (a)	12,686	33,364
Huttig Building Products, Inc. (a)	16,101	59,574
India Globalization Capital, Inc. (a)(b)	57,861	132,502
Lawson Products, Inc. (a)	14,687	693,814
MRC Global, Inc. (a)	130,375	753,568
MSC Industrial Direct Co., Inc. Class A	66,915	5,575,358
Nesco Holdings, Inc. Class A (a)(b)	28,994	133,082
Now, Inc. (a)	168,839	942,122
Rush Enterprises, Inc. Class A	75,535	2,895,257
SiteOne Landscape Supply, Inc. (a)	65,841	9,092,642
Systemax, Inc.	24,087	741,157
Titan Machinery, Inc. (a)	27,527	502,918
Transcat, Inc. (a)	16,406	520,070
Triton International Ltd.	99,937	4,523,149
United Rentals, Inc. (a)	105,983	24,056,021
Univar, Inc. (a)	235,252	4,211,011
Veritiv Corp. (a)	19,348	359,486
W.W. Grainger, Inc.	65,934	27,580,192
Watsco, Inc.	48,320	10,986,035
WESCO International, Inc. (a)	68,678	4,479,179
Willis Lease Finance Corp. (a)	5,069	163,272
		184,373,047
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Co. LLC	115,008	3,720,509

TOTAL INDUSTRIALS		5,125,196,208

INFORMATION TECHNOLOGY - 26.6%
Communications Equipment - 0.8%
Acacia Communications, Inc. (a)	60,056	4,184,702
ADTRAN, Inc.	80,299	1,014,578
Applied Optoelectronics, Inc. (a)(b)	32,169	267,324
Arista Networks, Inc. (a)	80,556	21,806,509
Aviat Networks, Inc. (a)	3,914	141,374
BK Technologies Corp.	6,655	20,298
Blonder Tongue Laboratories, Inc. (a)(b)	2,363	2,694
CalAmp Corp. (a)	54,909	500,770
Calix Networks, Inc. (a)	79,847	1,890,777
Cambium Networks Corp. (a)	5,710	154,513
Casa Systems, Inc. (a)(b)	47,620	252,862
Ciena Corp. (a)	231,263	10,360,582
Cisco Systems, Inc.	6,256,728	269,164,439
Clearfield, Inc. (a)	14,083	334,894
ClearOne, Inc. (a)	23,778	60,634
CommScope Holding Co., Inc. (a)	294,198	3,486,246
Communications Systems, Inc.	3,040	13,133
Comtech Telecommunications Corp.	41,022	781,879
Digi International, Inc. (a)	42,545	730,072
Dzs, Inc. (a)(b)	14,392	185,225
EchoStar Holding Corp. Class A (a)	71,526	1,700,173
EMCORE Corp. (a)	35,578	154,586
Extreme Networks, Inc. (a)	197,545	1,110,203
F5 Networks, Inc. (a)	90,781	14,780,055
Harmonic, Inc. (a)	134,185	876,228
Infinera Corp. (a)(b)	255,794	2,164,017
Inseego Corp. (a)(b)	102,396	1,016,792
InterDigital, Inc.	49,100	2,941,581
Juniper Networks, Inc.	497,527	10,831,163
KVH Industries, Inc. (a)	16,672	171,722
Lantronix, Inc. (a)	10,284	43,810
LRAD Corp. (a)	39,901	282,499
Lumentum Holdings, Inc. (a)	113,271	9,784,349
Motorola Solutions, Inc.	251,353	43,114,580
NETGEAR, Inc. (a)	40,067	1,274,531
NetScout Systems, Inc. (a)	99,944	2,340,688
Network-1 Security Solutions, Inc.	15,146	44,681
Optical Cable Corp. (a)	398	1,075
PC-Tel, Inc.	20,520	129,071
Plantronics, Inc. (b)	52,243	1,427,279
Resonant, Inc. (a)(b)	37,406	83,041
Sonus Networks, Inc. (a)	164,767	1,130,302
Tessco Technologies, Inc.	10,550	67,309
Ubiquiti, Inc. (b)	10,890	2,701,918
ViaSat, Inc. (a)(b)	90,032	3,061,088
Viavi Solutions, Inc. (a)	322,541	4,368,818
		420,955,064
Electronic Equipment & Components - 0.8%
Airgain, Inc. (a)	15,261	202,666
Akoustis Technologies, Inc. (a)(b)	39,811	302,962
Amphenol Corp. Class A	441,830	57,795,782
Applied DNA Sciences, Inc. (a)(b)	335	2,519
Arlo Technologies, Inc. (a)	118,302	622,269
Arrow Electronics, Inc. (a)	113,861	10,435,361
Avnet, Inc.	141,752	4,302,173
Badger Meter, Inc. (b)	46,042	3,795,702
Bel Fuse, Inc. Class B (non-vtg.)	24,186	354,567
Belden, Inc.	60,474	2,327,040
Benchmark Electronics, Inc.	58,507	1,422,890
CDW Corp.	210,272	27,438,393
ClearSign Combustion Corp. (a)(b)	26,685	68,314
Coda Octopus Group, Inc. (a)(b)	5,872	32,824
Cognex Corp.	254,528	19,125,234
Coherent, Inc. (a)	34,652	4,219,921
Corning, Inc.	1,117,791	41,827,739
CTS Corp.	54,448	1,658,486
CUI Global, Inc. (a)	18,764	26,645
Daktronics, Inc.	56,072	252,885
Digital Ally, Inc. (a)(b)	20,068	50,772
Dolby Laboratories, Inc. Class A	97,317	8,607,689
eMagin Corp. (a)	58,913	70,696
ePlus, Inc. (a)	22,223	1,873,621
Fabrinet (a)	55,131	3,765,999
FARO Technologies, Inc. (a)	26,637	1,761,238
Fitbit, Inc. (a)	336,451	2,415,718
FLIR Systems, Inc.	189,661	7,252,637
Frequency Electronics, Inc. (a)	1,798	18,699
Identiv, Inc. (a)	9,604	66,172
IEC Electronics Corp. (a)	7,659	75,901
II-VI, Inc. (a)(b)	151,713	10,263,384
Insight Enterprises, Inc. (a)	52,980	3,787,010
Intellicheck, Inc. (a)	15,807	155,225
IPG Photonics Corp. (a)	53,790	11,135,068
Iteris, Inc. (a)	71,414	348,500
Itron, Inc. (a)(b)	57,344	4,507,812
Jabil, Inc.	199,022	7,606,621
KEY Tronic Corp. (a)	4,572	35,342
Keysight Technologies, Inc. (a)	276,778	33,224,431
Kimball Electronics, Inc. (a)	37,511	578,045
Knowles Corp. (a)	138,294	2,348,232
LightPath Technologies, Inc. Class A (a)	11,480	35,703
Littelfuse, Inc. (b)	35,798	8,610,493
Luna Innovations, Inc. (a)	30,274	303,497
Methode Electronics, Inc. Class A	57,891	2,027,343
Micronet Enertec Technologies, Inc. (a)	2,902	4,672
MicroVision, Inc. (a)(b)	197,623	456,509
MTS Systems Corp.	31,016	1,086,490
Napco Security Technolgies, Inc. (a)(b)	19,363	590,572
National Instruments Corp.	193,245	7,233,160
Neonode, Inc. (a)(b)	2,340	17,901
nLIGHT, Inc. (a)	52,270	1,569,145
Novanta, Inc. (a)	51,926	6,230,081
OSI Systems, Inc. (a)	24,003	2,114,664
Par Technology Corp. (a)(b)	22,604	1,220,164
PC Connection, Inc.	18,605	849,318
Perceptron, Inc. (a)	9,277	64,661
Plexus Corp. (a)	44,698	3,339,388
Powerfleet, Inc. (a)	27,289	187,748
Research Frontiers, Inc. (a)	30,905	90,552
RF Industries Ltd.	7,617	36,485
Richardson Electronics Ltd.	16,718	76,234
Rogers Corp. (a)(b)	28,983	4,257,893
Sanmina Corp. (a)	101,072	3,215,606
ScanSource, Inc. (a)	40,509	1,016,776
SMTC Corp. (a)	4,133	18,764
SYNNEX Corp.	61,631	9,880,066
TE Connectivity Ltd.	486,680	55,466,920
Trimble, Inc. (a)	370,341	22,172,316
TTM Technologies, Inc. (a)	149,348	1,950,485
Vishay Intertechnology, Inc.	207,687	4,020,820
Vishay Precision Group, Inc. (a)	19,721	576,839
Vontier Corp. (a)	197,226	6,541,986
Wayside Technology Group, Inc.	869	18,153
Wireless Telecom Group, Inc. (a)	7,898	12,637
Wrap Technologies, Inc. (a)(b)	21,388	122,981
Zebra Technologies Corp. Class A (a)	78,750	29,800,575
		451,380,781
IT Services - 5.4%
Accenture PLC Class A	940,485	234,265,409
Akamai Technologies, Inc. (a)	239,873	24,829,254
Alliance Data Systems Corp.	68,973	5,044,685
Automatic Data Processing, Inc.	635,721	110,539,167
BigCommerce Holdings, Inc. (a)(b)	16,652	1,343,150
Black Knight, Inc. (a)	233,184	21,364,318
Booz Allen Hamilton Holding Corp. Class A	202,795	17,600,578
Brightcove, Inc. (a)	48,431	808,798
Broadridge Financial Solutions, Inc.	170,274	25,009,845
CACI International, Inc. Class A (a)	37,086	8,800,137
Cardtronics PLC (a)(b)	51,599	1,252,824
Cass Information Systems, Inc.	20,398	865,487
Cognizant Technology Solutions Corp. Class A	801,778	62,642,915
Computer Task Group, Inc. (a)	8,213	56,588
Conduent, Inc. (a)	263,767	1,113,097
CSG Systems International, Inc.	51,146	2,218,713
CSP, Inc.	2,607	20,934
DXC Technology Co.	385,815	8,453,207
Endurance International Group Holdings, Inc. (a)	99,383	942,151
EPAM Systems, Inc. (a)	82,648	26,639,930
Euronet Worldwide, Inc. (a)	78,248	10,519,661
EVERTEC, Inc.	89,782	3,337,197
EVO Payments, Inc. Class A (a)	65,593	1,649,008
Exela Technologies, Inc. (a)(b)	57,534	22,479
ExlService Holdings, Inc. (a)	53,768	4,476,724
Fastly, Inc. Class A (a)(b)	110,713	9,385,141
Fidelity National Information Services, Inc.	915,754	135,907,051
Fiserv, Inc. (a)	821,710	94,644,558
FleetCor Technologies, Inc. (a)	123,733	32,815,229
Gartner, Inc. (a)	131,302	19,957,904
Genpact Ltd.	258,735	10,517,578
Global Payments, Inc.	441,956	86,265,392
GoDaddy, Inc. (a)	245,887	19,557,852
GreenSky, Inc. Class A (a)(b)	73,868	314,678
Grid Dynamics Holdings, Inc. (a)(b)	37,191	401,291
GTT Communications, Inc. (a)(b)	51,146	232,203
Hackett Group, Inc.	43,100	606,848
i3 Verticals, Inc. Class A (a)	23,601	658,468
IBM Corp.	1,315,371	162,474,626
Information Services Group, Inc. (a)	12,694	38,336
Innodata, Inc. (a)	16,128	83,866
Inpixon (a)(b)	15,298	16,981
International Money Express, Inc. (a)	39,089	615,261
Jack Henry & Associates, Inc.	113,257	18,218,521
KBR, Inc.	210,336	5,841,031
Leidos Holdings, Inc.	196,135	19,750,795
Limelight Networks, Inc. (a)(b)	179,239	794,029
Liveramp Holdings, Inc. (a)	98,139	5,742,113
ManTech International Corp. Class A	39,722	3,057,402
Marathon Patent Group, Inc. (a)(b)	35,754	224,535
MasterCard, Inc. Class A	1,305,360	439,266,694
Maximus, Inc.	89,483	6,425,774
ModusLink Global Solutions, Inc. (a)(b)	21,882	19,738
MoneyGram International, Inc. (a)	75,543	512,182
MongoDB, Inc. Class A (a)(b)	75,540	21,703,397
NIC, Inc.	93,506	2,191,313
Okta, Inc. (a)	172,408	42,246,856
Paychex, Inc.	474,146	44,166,700
PayPal Holdings, Inc. (a)	1,733,753	371,231,192
Paysign, Inc. (a)(b)	43,478	212,607
Perficient, Inc. (a)	48,871	2,225,097
Perspecta, Inc.	201,001	4,506,442
PFSweb, Inc. (a)	18,388	124,855
PRG-Schultz International, Inc. (a)	25,789	171,755
Rackspace Technology, Inc. (a)(b)	54,370	976,485
Repay Holdings Corp. (a)	95,638	2,307,745
Sabre Corp. (b)	467,833	5,263,121
Science Applications International Corp.	83,942	7,767,993
ServiceSource International, Inc. (a)	82,053	126,362
Shift4 Payments, Inc.	36,679	2,260,527
Snowflake Computing, Inc. (b)	41,099	13,391,698
Square, Inc. (a)	548,876	115,790,881
StarTek, Inc. (a)	19,120	149,518
Switch, Inc. Class A	112,576	1,777,575
Sykes Enterprises, Inc. (a)	60,496	2,276,464
The Western Union Co.	605,431	13,658,523
Ttec Holdings, Inc.	24,728	1,673,096
Tucows, Inc. (a)	17,016	1,233,660
Twilio, Inc. Class A (a)	202,748	64,897,607
Unisys Corp. (a)(b)	85,524	1,246,940
VeriSign, Inc. (a)	149,280	29,963,482
Verra Mobility Corp. (a)	202,526	2,470,817
Virtusa Corp. (a)	46,572	2,332,326
Visa, Inc. Class A (b)	2,492,378	524,271,712
WEX, Inc. (a)	64,616	11,194,076
WidePoint Corp. (a)	5,053	54,370
		2,942,027,525
Semiconductors & Semiconductor Equipment - 4.9%
ACM Research, Inc. (a)	14,065	1,162,050
Advanced Energy Industries, Inc. (a)	58,715	5,663,649
Advanced Micro Devices, Inc. (a)	1,735,012	160,766,212
AEHR Test Systems (a)	13,351	22,029
Alpha & Omega Semiconductor Ltd. (a)	28,125	698,625
Ambarella, Inc. (a)	48,113	3,759,069
Amkor Technology, Inc.	167,561	2,469,849
Amtech Systems, Inc. (a)	9,675	59,695
Analog Devices, Inc.	545,864	75,918,765
Applied Materials, Inc.	1,348,167	111,196,814
Atomera, Inc. (a)(b)	20,001	187,609
Axcelis Technologies, Inc. (a)	43,330	1,169,043
AXT, Inc. (a)	69,742	679,985
Broadcom, Inc.	594,688	238,814,807
Brooks Automation, Inc.	112,418	8,205,390
Ceva, Inc. (a)	34,774	1,365,923
Cirrus Logic, Inc. (a)	86,989	6,967,819
CMC Materials, Inc.	44,285	6,832,290
Cohu, Inc.	65,701	1,865,251
Cree, Inc. (a)	163,394	14,769,184
CVD Equipment Corp. (a)	17,135	80,877
CyberOptics Corp. (a)(b)	11,708	313,306
Diodes, Inc. (a)	62,532	4,249,675
DSP Group, Inc. (a)	34,781	585,364
Enphase Energy, Inc. (a)	186,178	25,426,329
Entegris, Inc.	200,708	18,589,575
Everspin Technologies, Inc. (a)	11,677	63,756
First Solar, Inc. (a)	124,559	11,637,547
FormFactor, Inc. (a)	109,156	4,475,396
GSI Technology, Inc. (a)	19,727	130,987
Ichor Holdings Ltd. (a)	36,115	1,152,069
Impinj, Inc. (a)(b)	29,129	1,217,301
Inphi Corp. (a)	75,788	11,756,992
Intel Corp.	6,284,064	303,834,494
Intest Corp. (a)	2,750	14,850
KLA-Tencor Corp.	229,428	57,808,973
Kopin Corp. (a)	79,855	159,710
Kulicke & Soffa Industries, Inc.	94,193	2,868,177
Lam Research Corp.	215,045	97,342,270
Lattice Semiconductor Corp. (a)	199,215	8,337,148
MACOM Technology Solutions Holdings, Inc. (a)	70,088	3,131,532
Marvell Technology Group Ltd.	980,349	45,380,355
Maxim Integrated Products, Inc.	392,980	32,633,059
MaxLinear, Inc. Class A (a)	94,245	2,945,156
Microchip Technology, Inc.	372,412	50,048,449
Micron Technology, Inc. (a)	1,640,353	105,130,224
MKS Instruments, Inc.	82,416	11,371,760
Monolithic Power Systems, Inc.	62,785	20,088,689
MoSys, Inc. (a)(b)	212	316
NeoPhotonics Corp. (a)	72,856	587,219
NVE Corp.	8,199	419,707
NVIDIA Corp.	911,899	488,832,578
NXP Semiconductors NV	411,678	65,218,029
ON Semiconductor Corp. (a)	608,233	17,486,699
Onto Innovation, Inc. (a)	71,985	3,182,457
PDF Solutions, Inc. (a)	44,435	980,680
Photronics, Inc. (a)	110,489	1,280,568
Pixelworks, Inc. (a)	47,729	142,232
Power Integrations, Inc.	89,082	6,359,564
Qorvo, Inc. (a)	167,886	26,304,378
Qualcomm, Inc.	1,667,157	245,355,496
QuickLogic Corp. (a)	13,181	37,829
Rambus, Inc. (a)	174,307	2,740,106
Rubicon Technology, Inc. (a)	1,766	15,364
Semtech Corp. (a)	99,441	6,709,284
Silicon Laboratories, Inc. (a)	65,592	7,688,038
SiTime Corp.	12,766	1,110,259
Skyworks Solutions, Inc.	245,549	34,664,152
SMART Global Holdings, Inc. (a)	19,784	607,171
SolarEdge Technologies, Inc. (a)	74,352	20,668,369
SunPower Corp. (a)(b)	127,854	2,833,245
Synaptics, Inc. (a)	51,464	4,002,355
Teradyne, Inc.	245,222	27,057,795
Texas Instruments, Inc.	1,353,995	218,331,694
Ultra Clean Holdings, Inc. (a)	61,419	1,943,297
Universal Display Corp.	62,742	14,370,428
Veeco Instruments, Inc. (a)	76,114	1,265,015
Xilinx, Inc.	360,213	52,429,002
		2,715,971,404
Software - 9.2%
2U, Inc. (a)(b)	105,215	3,399,497
8x8, Inc. (a)(b)	160,164	3,166,442
A10 Networks, Inc. (a)	96,596	770,836
ACI Worldwide, Inc. (a)	170,648	5,559,712
Adobe, Inc. (a)	708,923	339,198,388
Agilysys, Inc. (a)	25,632	957,612
Alarm.com Holdings, Inc. (a)	64,244	4,876,762
Altair Engineering, Inc. Class A (a)(b)	61,808	3,331,451
Alteryx, Inc. Class A (a)(b)	78,491	9,406,361
American Software, Inc. Class A (b)	44,343	728,112
Anaplan, Inc. (a)	203,061	14,212,239
ANSYS, Inc. (a)	126,623	42,806,171
AppFolio, Inc. (a)	22,698	3,698,185
Appian Corp. Class A (a)(b)	54,941	7,691,740
Aspen Technology, Inc. (a)	98,918	13,299,525
Asure Software, Inc. (a)	15,353	118,832
AudioEye, Inc. (a)(b)	4,928	82,988
Autodesk, Inc. (a)	323,719	90,715,775
Avalara, Inc. (a)	123,971	21,292,019
Avaya Holdings Corp. (a)	129,804	2,415,652
Benefitfocus, Inc. (a)	47,187	679,021
Bill.Com Holdings, Inc. (a)	88,413	10,849,159
Blackbaud, Inc. (b)	73,351	4,040,907
BlackLine, Inc. (a)	75,919	9,330,445
Bottomline Technologies, Inc. (a)	55,734	2,543,700
Box, Inc. Class A (a)	226,506	4,233,397
BSQUARE Corp. (a)	7,885	11,118
Cadence Design Systems, Inc. (a)	410,688	47,763,014
CDK Global, Inc.	178,485	8,549,432
Cerence, Inc. (a)(b)	55,156	5,005,407
Ceridian HCM Holding, Inc. (a)	191,932	18,506,083
ChannelAdvisor Corp. (a)	43,568	642,628
Citrix Systems, Inc.	181,613	22,505,483
Cleanspark, Inc. (a)(b)	20,679	225,401
Cloudera, Inc. (a)(b)	311,659	3,640,177
Cloudflare, Inc. (a)	219,420	16,474,054
CommVault Systems, Inc. (a)	69,008	3,295,822
Cornerstone OnDemand, Inc. (a)	83,431	3,683,479
Coupa Software, Inc. (a)	99,849	32,841,335
Crowdstrike Holdings, Inc. (a)	222,812	34,152,623
Datadog, Inc. Class A (a)	260,807	25,799,028
Digimarc Corp. (a)(b)	18,025	757,591
Digital Turbine, Inc. (a)	107,938	4,855,051
DocuSign, Inc. (a)	271,431	61,853,696
Domo, Inc. Class B (a)	34,829	1,323,154
Dropbox, Inc. Class A (a)	427,561	8,538,393
Duck Creek Technologies, Inc. (a)(b)	34,002	1,351,920
Dynatrace, Inc. (a)	274,619	10,441,014
Ebix, Inc. (b)	34,584	1,176,202
eGain Communications Corp. (a)	25,936	294,114
Elastic NV (a)	88,614	10,970,413
Envestnet, Inc. (a)	81,723	6,559,088
Everbridge, Inc. (a)(b)	51,963	6,596,183
Evolving Systems, Inc. (a)	3,507	5,787
Fair Isaac Corp. (a)	42,637	20,157,921
FireEye, Inc. (a)(b)	332,388	4,995,792
Five9, Inc. (a)	96,038	14,905,098
Fortinet, Inc. (a)	198,080	24,409,398
GlowPoint, Inc. (a)(b)	1,324	12,578
GSE Systems, Inc. (a)	274	326
GTY Govtech, Inc. (a)(b)	75,168	269,101
Guidewire Software, Inc. (a)	124,104	15,200,258
HubSpot, Inc. (a)(b)	62,918	24,810,455
Intelligent Systems Corp. (a)(b)	8,512	334,266
Intuit, Inc.	386,701	136,126,486
Inuvo, Inc. (a)(b)	6,798	2,487
j2 Global, Inc. (a)(b)	67,867	6,081,562
Jamf Holding Corp. (a)(b)	41,244	1,307,435
Kaspien Holdings, Inc. (a)(b)	105	1,346
LivePerson, Inc. (a)(b)	90,592	5,292,385
Manhattan Associates, Inc. (a)	92,915	9,499,630
Marin Software, Inc. (a)	1,005	2,131
Medallia, Inc. (a)(b)	116,683	4,082,738
Microsoft Corp.	11,184,745	2,394,318,362
MicroStrategy, Inc. Class A (a)	10,602	3,634,048
Mimecast Ltd. (a)	88,609	3,985,633
Mitek Systems, Inc. (a)	56,938	670,730
MobileIron, Inc. (a)	153,245	1,078,845
Model N, Inc. (a)(b)	45,582	1,570,756
Net Element International, Inc. (a)	1,272	13,025
NetSol Technologies, Inc. (a)(b)	11,760	38,573
New Relic, Inc. (a)	74,880	4,472,582
Nortonlifelock, Inc.	869,455	15,850,165
Nuance Communications, Inc. (a)	422,197	18,209,357
Nutanix, Inc. Class A (a)	276,375	7,569,911
NXT-ID, Inc. (a)	23,472	9,861
Onespan, Inc. (a)	49,452	978,161
Oracle Corp.	2,857,410	164,929,705
Pagerduty, Inc. (a)(b)	87,616	3,015,743
Palo Alto Networks, Inc. (a)	142,390	41,851,269
Parametric Technology Corp. (a)	152,876	16,487,677
Park City Group, Inc. (a)	13,889	65,139
Paycom Software, Inc. (a)	72,422	30,205,768
Paylocity Holding Corp. (a)	54,264	10,668,302
Pegasystems, Inc.	56,570	7,403,882
Ping Identity Holding Corp. (a)(b)	48,037	1,080,352
Pluralsight, Inc. (a)	147,901	2,422,618
Progress Software Corp.	64,236	2,575,864
Proofpoint, Inc. (a)	86,011	8,901,278
PROS Holdings, Inc. (a)	60,962	2,614,660
Q2 Holdings, Inc. (a)	73,278	8,307,527
QAD, Inc.:
Class A	16,286	933,676
Class B	3,031	115,784
Qualys, Inc. (a)(b)	50,000	4,750,500
Qumu Corp. (a)	6,188	30,012
Rapid7, Inc. (a)(b)	72,169	5,408,345
RealNetworks, Inc. (a)	20,218	31,540
RealPage, Inc. (a)	132,936	9,171,255
Rimini Street, Inc. (a)	7,044	30,712
RingCentral, Inc. (a)	115,322	34,256,400
Riot Blockchain, Inc. (a)	60,205	508,732
SailPoint Technologies Holding, Inc. (a)	131,427	6,119,241
Salesforce.com, Inc. (a)	1,344,801	330,552,086
SeaChange International, Inc. (a)	41,040	39,620
SecureWorks Corp. (a)	18,591	209,892
ServiceNow, Inc. (a)	283,554	151,573,791
SharpSpring, Inc. (a)(b)	10,006	155,293
ShotSpotter, Inc. (a)(b)	11,876	393,927
Slack Technologies, Inc. Class A (a)(b)	641,247	27,496,671
Smartsheet, Inc. (a)	168,198	9,760,530
Smith Micro Software, Inc. (a)(b)	36,133	194,396
SolarWinds, Inc. (a)	110,018	2,517,212
Splunk, Inc. (a)	234,404	47,860,609
Sprout Social, Inc. (a)(b)	47,522	2,441,680
SPS Commerce, Inc. (a)	51,978	5,357,372
SS&C Technologies Holdings, Inc.	329,933	22,729,084
Support.com, Inc.	27,657	54,761
SurveyMonkey (a)	181,839	3,869,534
Synacor, Inc. (a)	14,131	20,631
Synchronoss Technologies, Inc. (a)(b)	70,864	209,757
Synopsys, Inc. (a)	223,605	50,870,138
TeleNav, Inc. (a)	57,591	273,557
Tenable Holdings, Inc. (a)	109,278	3,935,101
Teradata Corp. (a)(b)	157,479	3,453,514
The Trade Desk, Inc. (a)	61,622	55,525,736
Tyler Technologies, Inc. (a)	59,615	25,491,374
Upland Software, Inc. (a)	33,847	1,548,500
Varonis Systems, Inc. (a)	48,499	5,850,919
Verint Systems, Inc. (a)	94,609	5,388,929
Veritone, Inc. (a)(b)	28,882	768,550
Vertex, Inc. Class A (a)(b)	35,734	901,926
VirnetX Holding Corp. (b)	93,064	504,407
VMware, Inc. Class A (a)(b)	118,245	16,541,293
Workday, Inc. Class A (a)	256,785	57,722,700
Workiva, Inc. (a)	58,320	4,373,417
Xperi Holding Corp. (b)	172,198	3,285,538
Yext, Inc. (a)(b)	147,012	2,794,698
Zendesk, Inc. (a)	170,926	22,818,621
Zix Corp. (a)	89,040	641,088
Zoom Video Communications, Inc. Class A (a)	269,183	128,766,380
Zscaler, Inc. (a)	106,835	16,639,551
Zuora, Inc. (a)	140,167	1,596,502
		5,034,129,286
Technology Hardware, Storage & Peripherals - 5.5%
3D Systems Corp. (a)(b)	190,021	1,738,692
Apple, Inc.	23,760,961	2,828,742,344
Astro-Med, Inc.	8,893	89,197
Avid Technology, Inc. (a)	50,894	618,362
Boxlight Corp. (a)(b)	44,592	68,226
Dell Technologies, Inc. (a)	345,782	23,869,331
Diebold Nixdorf, Inc. (a)	122,489	1,159,971
Eastman Kodak Co. (a)(b)	87,075	664,382
Hewlett Packard Enterprise Co.	1,898,488	20,959,308
HP, Inc.	2,028,936	44,494,566
Immersion Corp. (a)	49,590	424,490
Intevac, Inc. (a)	20,520	123,530
NCR Corp. (a)	190,187	5,262,474
NetApp, Inc.	326,052	17,381,832
One Stop Systems, Inc. (a)	15,326	41,533
Pure Storage, Inc. Class A (a)	344,735	6,298,308
Quantum Corp. (a)	25,170	144,224
Seagate Technology LLC (b)	328,099	19,295,502
Super Micro Computer, Inc. (a)	64,684	1,824,736
Transact Technologies, Inc.	2,406	20,307
Western Digital Corp.	442,793	19,872,550
Xerox Holdings Corp.	273,993	5,997,707
		2,999,091,572

TOTAL INFORMATION TECHNOLOGY		14,563,555,632

MATERIALS - 2.8%
Chemicals - 1.8%
Advanced Emissions Solutions, Inc.	27,740	156,731
AdvanSix, Inc. (a)	46,851	832,542
AgroFresh Solutions, Inc. (a)	31,343	72,089
Air Products & Chemicals, Inc.	326,261	91,398,757
Albemarle Corp. U.S.	157,279	21,385,226
American Vanguard Corp.	39,446	598,001
Amyris, Inc. (a)(b)	151,536	442,485
Ashland Global Holdings, Inc.	76,393	5,742,462
Axalta Coating Systems Ltd. (a)	312,135	8,930,182
Balchem Corp.	48,600	5,039,334
Cabot Corp.	80,720	3,342,615
Celanese Corp. Class A	174,288	22,540,667
CF Industries Holdings, Inc.	315,527	11,769,157
Chase Corp.	12,130	1,285,174
Core Molding Technologies, Inc. (a)	7,658	85,770
Corteva, Inc.	1,101,932	42,226,034
Dow, Inc.	1,089,717	57,765,898
DuPont de Nemours, Inc.	1,078,236	68,403,292
Eastman Chemical Co.	198,661	19,349,581
Ecolab, Inc.	366,342	81,382,875
Element Solutions, Inc.	325,413	4,493,954
Ferro Corp. (a)	128,770	1,842,699
Flotek Industries, Inc. (a)(b)	92,584	187,946
FMC Corp.	192,717	22,357,099
FutureFuel Corp.	46,653	559,369
GCP Applied Technologies, Inc. (a)	83,062	1,951,126
H.B. Fuller Co.	74,147	3,880,113
Hawkins, Inc.	14,549	730,069
Huntsman Corp.	292,314	7,240,618
Ingevity Corp. (a)	61,002	4,061,513
Innospec, Inc.	34,359	2,827,402
International Flavors & Fragrances, Inc. (b)	158,120	17,725,252
Intrepid Potash, Inc. (a)	16,217	209,848
Koppers Holdings, Inc. (a)	31,843	861,990
Kraton Performance Polymers, Inc. (a)	50,895	1,374,165
Kronos Worldwide, Inc. (b)	40,122	551,678
Linde PLC	777,540	199,376,807
Livent Corp. (a)(b)	231,838	3,516,982
Loop Industries, Inc. (a)(b)	29,687	248,183
LSB Industries, Inc. (a)(b)	30,831	77,386
LyondellBasell Industries NV Class A	378,495	32,209,925
Marrone Bio Innovations, Inc. (a)(b)	29,315	34,885
Minerals Technologies, Inc.	47,923	2,907,488
NewMarket Corp.	10,793	3,990,820
Olin Corp.	222,735	4,875,669
Orion Engineered Carbons SA	86,495	1,345,862
PolyOne Corp.	136,725	4,997,299
PPG Industries, Inc.	347,129	50,948,123
PQ Group Holdings, Inc. (a)	65,765	841,134
Quaker Chemical Corp. (b)	19,871	4,908,137
Rayonier Advanced Materials, Inc. (a)	77,798	503,353
RPM International, Inc.	191,463	16,850,659
Sensient Technologies Corp.	60,827	4,362,512
Sherwin-Williams Co.	121,248	90,648,642
Stepan Co.	30,931	3,592,945
The Chemours Co. LLC	246,695	6,002,089
The Mosaic Co.	514,136	11,290,427
The Scotts Miracle-Gro Co. Class A	59,657	10,485,911
Trecora Resources (a)(b)	22,997	155,690
Tredegar Corp.	40,390	638,566
Trinseo SA (b)	56,741	2,155,591
Tronox Holdings PLC	143,191	1,811,366
Valhi, Inc.	4,257	66,239
Valvoline, Inc.	275,340	6,274,999
Venator Materials PLC (a)	76,553	190,617
W.R. Grace & Co.	89,139	4,877,686
Westlake Chemical Corp.	51,280	3,853,692
		987,643,397
Construction Materials - 0.1%
Eagle Materials, Inc.	61,115	5,560,854
Forterra, Inc. (a)	30,729	570,023
Martin Marietta Materials, Inc.	91,404	24,279,645
Summit Materials, Inc. (a)	164,564	3,126,716
Tecnoglass, Inc.	26,251	153,831
U.S. Concrete, Inc. (a)(b)	24,753	878,236
United States Lime & Minerals, Inc.	2,834	313,724
Vulcan Materials Co.	194,929	27,221,835
		62,104,864
Containers & Packaging - 0.4%
Amcor PLC	2,314,258	26,220,543
Aptargroup, Inc.	95,821	12,104,109
Avery Dennison Corp.	122,020	18,222,467
Ball Corp.	483,889	46,458,183
Berry Global Group, Inc. (a)	195,943	10,384,979
Crown Holdings, Inc. (a)	197,770	18,639,823
Graphic Packaging Holding Co.	421,230	6,453,244
Greif, Inc.:
Class A	42,028	2,042,981
Class B	9,160	451,588
International Paper Co.	571,253	28,265,598
Myers Industries, Inc.	59,336	1,008,119
O-I Glass, Inc.	236,094	2,672,584
Packaging Corp. of America	139,093	18,082,090
Ranpak Holdings Corp. (A Shares) (a)	47,813	540,765
Sealed Air Corp.	230,137	10,369,973
Silgan Holdings, Inc.	116,354	3,932,765
Sonoco Products Co.	148,378	8,614,827
UFP Technologies, Inc. (a)	10,975	483,668
WestRock Co.	382,307	16,137,178
		231,085,484
Metals & Mining - 0.4%
Alcoa Corp. (a)	286,479	5,700,932
Allegheny Technologies, Inc. (a)(b)	189,756	2,559,808
Ampco-Pittsburgh Corp. (a)	10,622	45,144
Arconic Rolled Products Corp. (a)	138,936	3,822,129
Carpenter Technology Corp.	63,660	1,555,850
Century Aluminum Co. (a)	77,541	787,041
Cleveland-Cliffs, Inc.	570,890	6,285,499
Coeur d'Alene Mines Corp. (a)	367,686	2,606,894
Commercial Metals Co.	183,534	3,654,162
Compass Minerals International, Inc.	51,622	3,224,310
Comstock Mining, Inc. (a)	1,600	1,648
Contura Energy, Inc. (a)(b)	29,324	216,998
Freeport-McMoRan, Inc.	2,141,663	50,093,498
Friedman Industries	1,412	8,769
Gold Resource Corp.	117,167	349,158
Golden Minerals Co. (a)(b)	50,080	27,624
Haynes International, Inc.	18,671	395,638
Hecla Mining Co.	809,550	3,869,649
Hycroft Mining Holding Corp. (a)(b)	59,742	465,988
Kaiser Aluminum Corp.	24,863	1,938,817
Materion Corp.	31,348	1,827,588
McEwen Mining, Inc. (a)(b)	552,224	540,683
Newmont Corp.	1,186,071	69,764,696
Nucor Corp.	442,508	23,762,680
Olympic Steel, Inc.	11,343	168,330
Paramount Gold Nevada Corp. (a)	5,612	6,061
Ramaco Resources, Inc. (a)(b)	2,665	8,155
Reliance Steel & Aluminum Co.	93,092	10,966,238
Royal Gold, Inc.	96,879	10,702,223
Ryerson Holding Corp. (a)	24,848	266,868
Schnitzer Steel Industries, Inc. Class A (b)	42,919	1,099,585
Solitario Exploration & Royalty Corp. (a)	12,775	6,260
Steel Dynamics, Inc.	287,862	10,423,483
SunCoke Energy, Inc.	131,669	592,511
Synalloy Corp. (a)	10,355	66,686
TimkenSteel Corp. (a)(b)	63,432	298,765
U.S. Antimony Corp. (a)	17,604	7,253
United States Steel Corp. (b)	334,899	4,752,217
Universal Stainless & Alloy Products, Inc. (a)	11,782	85,184
Warrior Metropolitan Coal, Inc.	77,118	1,343,396
Worthington Industries, Inc.	52,892	2,735,574
		227,033,992
Paper & Forest Products - 0.1%
Boise Cascade Co.	56,267	2,433,548
Clearwater Paper Corp. (a)(b)	25,261	881,862
Domtar Corp.	83,569	2,515,427
Louisiana-Pacific Corp.	168,259	5,759,506
Mercer International, Inc. (SBI)	69,747	571,228
Neenah, Inc.	27,409	1,329,611
P.H. Glatfelter Co. (b)	67,953	1,092,684
Resolute Forest Products (a)	138,617	759,621
Schweitzer-Mauduit International, Inc.	47,271	1,644,085
Verso Corp. (b)	52,466	567,157
		17,554,729

TOTAL MATERIALS		1,525,422,466

REAL ESTATE - 3.2%
Equity Real Estate Investment Trusts (REITs) - 3.1%
Acadia Realty Trust (SBI)	132,953	1,887,933
Agree Realty Corp.	83,471	5,500,739
Alexander & Baldwin, Inc.	110,286	1,725,976
Alexanders, Inc.	3,381	924,230
Alexandria Real Estate Equities, Inc.	172,660	28,269,622
American Assets Trust, Inc.	74,358	2,133,331
American Campus Communities, Inc.	204,985	8,158,403
American Finance Trust, Inc.	170,711	1,259,847
American Homes 4 Rent Class A	388,046	11,144,681
American Tower Corp.	655,333	151,512,990
Americold Realty Trust	301,224	10,280,775
Apartment Investment & Management Co. Class A	275,947	8,374,991
Apple Hospitality (REIT), Inc.	313,257	4,153,788
Armada Hoffler Properties, Inc.	89,175	946,147
Ashford Hospitality Trust, Inc.	15,307	40,564
AvalonBay Communities, Inc.	206,575	34,413,329
Bluerock Residential Growth (REIT), Inc.	42,696	435,499
Boston Properties, Inc.	210,353	20,648,250
Braemar Hotels & Resorts, Inc. (b)	44,906	183,666
Brandywine Realty Trust (SBI)	266,847	2,970,007
Brixmor Property Group, Inc.	444,130	6,781,865
BRT Realty Trust	48,044	627,455
Camden Property Trust (SBI)	143,057	14,138,323
CareTrust (REIT), Inc.	146,118	2,839,073
CatchMark Timber Trust, Inc.	71,008	680,967
Cedar Realty Trust, Inc.	20,673	164,144
Chatham Lodging Trust	71,979	792,489
CIM Commercial Trust Corp.	1,423	17,318
City Office REIT, Inc.	78,940	692,304
Clipper Realty, Inc.	13,163	83,585
Colony Capital, Inc. (b)	757,088	3,270,620
Columbia Property Trust, Inc.	159,122	2,224,526
Community Healthcare Trust, Inc.	29,476	1,331,136
Condor Hospitality Trust, Inc.	76	239
CoreCivic, Inc. (b)	183,416	1,300,419
CorEnergy Infrastructure Trust, Inc.	20,064	119,381
CorePoint Lodging, Inc.	63,243	411,712
CoreSite Realty Corp.	61,763	7,744,463
Corporate Office Properties Trust (SBI)	166,665	4,438,289
Cousins Properties, Inc.	223,346	7,461,990
Crown Castle International Corp.	619,817	103,862,735
CubeSmart	288,942	9,399,283
CyrusOne, Inc.	171,080	11,960,203
DiamondRock Hospitality Co.	300,148	2,257,113
Digital Realty Trust, Inc.	397,108	53,510,303
Diversified Healthcare Trust (SBI)	353,177	1,557,511
Douglas Emmett, Inc.	244,555	7,573,868
Duke Realty Corp.	553,071	21,049,882
Easterly Government Properties, Inc.	116,454	2,522,394
EastGroup Properties, Inc.	57,628	7,856,425
Empire State Realty Trust, Inc.	225,707	2,042,648
EPR Properties	115,588	4,163,480
Equinix, Inc.	131,136	91,505,389
Equity Commonwealth	181,754	4,818,299
Equity Lifestyle Properties, Inc.	246,181	14,423,745
Equity Residential (SBI)	500,757	29,003,845
Essential Properties Realty Trust, Inc.	149,618	3,073,154
Essex Property Trust, Inc.	96,818	23,805,610
Extra Space Storage, Inc.	189,816	21,397,958
Farmland Partners, Inc.	62,918	502,086
Federal Realty Investment Trust (SBI)	103,456	9,023,432
First Industrial Realty Trust, Inc.	183,585	7,688,540
Four Corners Property Trust, Inc.	109,837	3,076,534
Franklin Street Properties Corp.	165,692	768,811
Front Yard Residential Corp. Class B	78,810	1,286,179
Gaming & Leisure Properties	308,584	12,818,579
Getty Realty Corp.	57,222	1,624,533
Gladstone Commercial Corp.	49,049	887,296
Gladstone Land Corp.	28,395	413,147
Global Medical REIT, Inc.	53,029	725,967
Global Net Lease, Inc.	142,152	2,372,517
Government Properties Income Trust	73,127	1,670,952
Healthcare Realty Trust, Inc.	200,132	5,903,894
Healthcare Trust of America, Inc.	311,706	8,113,707
Healthpeak Properties, Inc.	805,536	23,247,769
Hersha Hospitality Trust	63,621	515,330
Highwoods Properties, Inc. (SBI)	156,374	5,989,124
Hospitality Properties Trust (SBI)	243,536	2,888,337
Host Hotels & Resorts, Inc.	1,045,585	14,669,558
Hudson Pacific Properties, Inc.	229,175	5,958,550
Independence Realty Trust, Inc.	136,713	1,760,863
Industrial Logistics Properties Trust	106,221	2,308,182
Investors Real Estate Trust	19,266	1,337,060
Invitation Homes, Inc.	822,654	23,511,451
Iron Mountain, Inc. (b)	425,067	11,689,343
iStar Financial, Inc.	117,443	1,655,946
JBG SMITH Properties	169,844	5,221,005
Kilroy Realty Corp.	156,198	9,553,070
Kimco Realty Corp.	634,350	9,160,014
Kite Realty Group Trust	138,380	1,992,672
Lamar Advertising Co. Class A	127,615	10,159,430
Lexington Corporate Properties Trust	414,405	4,231,075
Life Storage, Inc.	69,777	7,655,932
LTC Properties, Inc.	61,542	2,279,516
Mack-Cali Realty Corp.	127,587	1,742,838
Medical Properties Trust, Inc.	777,181	15,077,311
Mid-America Apartment Communities, Inc.	167,826	21,172,928
Monmouth Real Estate Investment Corp. Class A	146,435	2,171,631
National Health Investors, Inc.	68,902	4,455,203
National Retail Properties, Inc.	260,569	9,823,451
National Storage Affiliates Trust	92,717	3,150,524
NETSTREIT Corp.	8,249	156,484
New Senior Investment Group, Inc.	141,875	784,569
NexPoint Residential Trust, Inc.	35,854	1,588,691
Omega Healthcare Investors, Inc.	337,261	11,878,332
One Liberty Properties, Inc.	29,024	516,047
Outfront Media, Inc.	216,698	4,104,260
Paramount Group, Inc.	253,226	2,342,341
Park Hotels & Resorts, Inc.	350,892	5,726,557
Pebblebrook Hotel Trust	199,539	3,691,472
Physicians Realty Trust	307,886	5,341,822
Piedmont Office Realty Trust, Inc. Class A	195,046	3,048,569
Plymouth Industrial REIT, Inc.	23,606	310,183
Postal Realty Trust, Inc.	11,996	193,376
Potlatch Corp.	101,255	4,712,408
Power (REIT) (a)	507	13,932
Preferred Apartment Communities, Inc. Class A	69,336	541,514
Prologis (REIT), Inc.	1,090,840	109,138,542
PS Business Parks, Inc.	30,035	3,958,613
Public Storage	224,447	50,379,374
QTS Realty Trust, Inc. Class A	90,774	5,392,883
Ramco-Gershenson Properties Trust (SBI)	128,598	942,623
Rayonier, Inc.	207,417	5,842,937
Realty Income Corp.	508,473	30,493,126
Regency Centers Corp.	227,932	10,389,141
Retail Opportunity Investments Corp.	175,181	2,273,849
Retail Properties America, Inc.	332,500	2,693,250
Retail Value, Inc.	25,639	394,841
Rexford Industrial Realty, Inc.	182,469	8,743,914
RLJ Lodging Trust	241,194	2,973,922
Ryman Hospitality Properties, Inc.	85,249	5,472,133
Sabra Health Care REIT, Inc.	298,179	4,913,990
Safety Income and Growth, Inc.	19,928	1,356,499
Saul Centers, Inc.	20,051	625,591
SBA Communications Corp. Class A	164,971	47,376,372
Seritage Growth Properties (a)(b)	53,499	880,594
Simon Property Group, Inc.	480,319	39,659,940
SITE Centers Corp.	234,882	2,369,959
SL Green Realty Corp.	109,812	6,358,115
Sotherly Hotels, Inc.	1,919	4,414
Spirit Realty Capital, Inc.	155,297	5,721,141
Stag Industrial, Inc.	211,138	6,287,690
Store Capital Corp.	337,859	11,000,689
Summit Hotel Properties, Inc.	162,132	1,408,927
Sun Communities, Inc.	146,464	20,358,496
Sunstone Hotel Investors, Inc.	310,710	3,262,455
Tanger Factory Outlet Centers, Inc. (b)	143,732	1,358,267
Taubman Centers, Inc.	90,221	3,854,241
Terreno Realty Corp.	102,731	5,952,234
The GEO Group, Inc. (b)	186,435	1,761,811
The Macerich Co. (b)	168,557	1,685,570
UDR, Inc.	434,786	16,726,217
UMH Properties, Inc.	56,337	807,309
Uniti Group, Inc.	283,735	2,916,796
Universal Health Realty Income Trust (SBI)	18,836	1,138,259
Urban Edge Properties	177,682	2,306,312
Urstadt Biddle Properties, Inc. Class A	52,305	734,362
Ventas, Inc.	549,807	26,341,253
VEREIT, Inc.	1,616,135	11,458,397
VICI Properties, Inc.	783,502	19,814,766
Vornado Realty Trust	234,951	9,141,943
Washington Prime Group, Inc.	294,616	300,508
Washington REIT (SBI)	127,784	2,965,867
Weingarten Realty Investors (SBI)	188,269	3,936,705
Welltower, Inc.	614,453	38,698,250
Weyerhaeuser Co.	1,097,243	31,863,937
Wheeler REIT, Inc. (a)	4,774	14,131
Whitestone REIT Class B	59,850	450,072
WP Carey, Inc.	256,382	17,744,198
Xenia Hotels & Resorts, Inc.	175,666	2,475,134
		1,666,194,314
Real Estate Management & Development - 0.1%
Altisource Portfolio Solutions SA (a)(b)	15,310	201,786
CBRE Group, Inc. (a)	490,122	29,966,059
CTO Realty Growth, Inc.	7,853	320,717
Cushman & Wakefield PLC (a)(b)	149,789	2,231,856
eXp World Holdings, Inc. (a)	39,310	2,096,402
Forestar Group, Inc. (a)	24,130	469,570
FRP Holdings, Inc. (a)	12,536	574,023
Griffin Industrial Realty, Inc.	4,288	305,563
Howard Hughes Corp. (a)	67,827	4,933,058
Jones Lang LaSalle, Inc.	74,863	9,903,626
Kennedy-Wilson Holdings, Inc.	178,714	2,855,850
Marcus & Millichap, Inc. (a)	36,003	1,290,708
Maui Land & Pineapple, Inc. (a)	22,080	268,934
Newmark Group, Inc.	248,993	1,747,931
Rafael Holdings, Inc. (a)	15,784	338,093
RE/MAX Holdings, Inc.	28,337	886,948
Realogy Holdings Corp. (a)	170,524	2,099,150
Redfin Corp. (a)	145,989	6,991,413
Stratus Properties, Inc. (a)	9,028	219,832
Tejon Ranch Co. (a)	27,612	395,680
The RMR Group, Inc.	23,590	873,774
The St. Joe Co.	46,995	1,551,305
Transcontinental Realty Investors, Inc. (a)	14,596	380,810
Trinity Place Holdings, Inc. (a)	4,950	6,732
		70,909,820

TOTAL REAL ESTATE		1,737,104,134

UTILITIES - 2.7%
Electric Utilities - 1.6%
Allete, Inc.	77,108	4,336,554
Alliant Energy Corp.	369,619	19,441,959
American Electric Power Co., Inc.	732,457	62,178,275
Avangrid, Inc.	83,054	3,865,333
Duke Energy Corp.	1,087,251	100,744,678
Edison International	554,637	34,032,526
Entergy Corp.	292,766	31,867,579
Evergy, Inc.	334,730	18,547,389
Eversource Energy	506,956	44,363,720
Exelon Corp.	1,435,046	58,937,339
FirstEnergy Corp.	802,571	21,316,286
Genie Energy Ltd. Class B	34,755	288,467
Hawaiian Electric Industries, Inc.	164,885	5,907,830
IDACORP, Inc.	75,900	6,875,022
MGE Energy, Inc.	54,877	3,768,404
NextEra Energy, Inc.	2,895,338	213,067,923
NRG Energy, Inc.	358,657	11,746,017
OGE Energy Corp.	297,860	9,647,685
Otter Tail Corp.	63,346	2,522,438
PG&E Corp. (a)	2,154,698	27,364,665
Pinnacle West Capital Corp.	164,939	13,500,257
PNM Resources, Inc.	119,821	5,884,409
Portland General Electric Co.	131,667	5,448,380
PPL Corp.	1,128,578	32,074,187
Southern Co.	1,561,253	93,440,992
Spark Energy, Inc. Class A, (b)	17,335	160,869
Xcel Energy, Inc.	777,523	52,373,949
		883,703,132
Gas Utilities - 0.1%
Atmos Energy Corp.	180,285	17,287,529
Chesapeake Utilities Corp.	26,373	2,743,056
National Fuel Gas Co. (b)	136,865	5,634,732
New Jersey Resources Corp. (b)	141,520	4,674,406
Northwest Natural Holding Co.	48,642	2,330,925
ONE Gas, Inc.	78,995	6,254,824
RGC Resources, Inc.	11,687	283,527
South Jersey Industries, Inc. (b)	142,369	3,277,334
Southwest Gas Holdings, Inc.	82,530	5,302,553
Spire, Inc. (b)	76,804	4,912,384
UGI Corp.	307,683	10,916,593
		63,617,863
Independent Power and Renewable Electricity Producers - 0.1%
Clearway Energy, Inc.:
Class A	29,153	791,212
Class C	132,271	3,871,572
Ormat Technologies, Inc. (b)	65,237	5,141,328
Sunnova Energy International, Inc. (a)	75,547	3,060,409
The AES Corp.	989,138	20,217,981
Vistra Corp.	709,820	13,259,438
		46,341,940
Multi-Utilities - 0.8%
Ameren Corp.	364,962	28,386,744
Avista Corp.	100,350	3,765,132
Black Hills Corp.	95,506	5,809,630
CenterPoint Energy, Inc.	803,099	18,623,866
CMS Energy Corp.	423,382	26,054,928
Consolidated Edison, Inc.	493,030	37,593,538
Dominion Energy, Inc.	1,242,806	97,547,843
DTE Energy Co.	284,640	35,810,558
MDU Resources Group, Inc.	298,209	7,437,332
NiSource, Inc.	560,866	13,572,957
NorthWestern Energy Corp.	80,440	4,665,520
Public Service Enterprise Group, Inc.	745,458	43,445,292
Sempra Energy	426,597	54,382,586
Unitil Corp.	25,866	1,057,402
WEC Energy Group, Inc.	467,406	44,380,200
		422,533,528
Water Utilities - 0.1%
American States Water Co.	57,037	4,210,471
American Water Works Co., Inc.	269,478	41,332,536
Artesian Resources Corp. Class A	10,684	394,987
Cadiz, Inc. (a)(b)	43,771	439,461
California Water Service Group	75,675	3,744,399
Essential Utilities, Inc.	328,314	14,866,058
Global Water Resources, Inc.	12,626	162,623
Middlesex Water Co.	27,005	1,849,572
Pure Cycle Corp. (a)	20,375	194,378
SJW Corp.	36,998	2,427,069
York Water Co.	23,393	1,053,621
		70,675,175

TOTAL UTILITIES		1,486,871,638

TOTAL COMMON STOCKS
(Cost $31,799,214,273)		54,386,309,664

Money Market Funds - 2.4%
Fidelity Cash Central Fund 0.09% (e)	203,697,637	203,738,377
Fidelity Securities Lending Cash Central Fund 0.09% (e)(f)	1,075,493,232	1,075,600,782
TOTAL MONEY MARKET FUNDS
(Cost $1,279,308,573)		1,279,339,159
TOTAL INVESTMENT IN SECURITIES - 101.8%
(Cost $33,078,522,846)		55,665,648,823
NET OTHER ASSETS (LIABILITIES) - (1.8)%(g)		(963,612,093)
NET ASSETS - 100%		$54,702,036,730

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	410	Dec. 2020	$37,312,050	$3,877,369	$3,877,369
CME E-mini S&P 500 Index Contracts (United States)	1,416	Dec. 2020	256,522,560	13,206,366	13,206,366
CME E-mini S&P MidCap 400 Index Contracts (United States)	86	Dec. 2020	18,648,240	1,494,840	1,494,840
TOTAL FUTURES CONTRACTS					$18,578,575

The notional amount of futures purchased as a percentage of Net Assets is 0.6%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,006,969 or 0.0% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

 (g) Includes $18,603,500 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$41,017
Fidelity Securities Lending Cash Central Fund	5,823,847
Total	$5,864,864

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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